UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – June 30, 2011

Item 1.  Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

	Security
Shares	Description		Value
Long Positions - 69.0%
Equity Securities - 33.3%
Common Stock - 32.4%
Consumer Discretionary - 6.5%
105,576	Accuride Corp. (a)(b)		$1,333,425
25,854	Amazon.com, Inc. (a)		5,286,884
8,618	Buffalo Wild Wings, Inc. (a)		571,460
32,373	Carter’s, Inc. (a)		995,793
3,447	Chipotle Mexican Grill, Inc. (a)		1,062,331
8,618	Coach, Inc.		550,949
84,105	Cooper-Standard Holding, Inc. (a)		3,868,830
107,573	Great Canadian Gaming Corp. (a)		855,498
41,405	Liberty Media Corp. – Starz, Class A (a)		3,115,312
43,090	McDonald’s Corp.		3,633,349
182,802	Nevada Gold & Casinos, Inc. (a)		246,783
5,624	NVR, Inc. (a)(b)		4,080,100
8,618	O’Reilly Automotive, Inc. (a)		564,565
17,238	Panera Bread Co., Class A (a)		2,166,127
22,838	Red Robin Gourmet Burgers, Inc. (a)		830,846
598,794	Sky City Entertainment Group, Ltd.		1,795,884
60,327	Starbucks Corp.		2,382,313
255,421	Statoil Fuel & Retail ASA (a)		2,466,555
115,307	Susser Holdings Corp. (a)(b)		1,812,626
317,500	Tigrent, Inc. (a)		142,875
			37,762,505
Consumer Staples – 1.8%
43,090	Bristol-Myers Squibb Co.		1,247,887
116,885	Grifols SA, ADR (a)		877,806
104,478	Ingles Markets, Inc., Class A (b)		1,729,111
69,118	Iron Mountain, Inc.		2,356,233
434,619	QLT, Inc. (a)		3,133,603
111,611	Viterra, Inc.		1,212,798
			10,557,438

Energy – 8.6%
19,712	Canadian Oil Sands, Ltd.		568,806
1,840,818	Connacher Oil and Gas, Ltd. (a)		2,004,105
100,882	Energy XXI Bermuda, Ltd. (a)		3,351,300
207,751	Exterran Holdings, Inc. (a)(b)		4,119,702
76,577	Helix Energy Solutions Group, Inc. (a)		1,268,115
135,501	McMoRan Exploration Co. (a)		2,504,059
22,494	Mitcham Industries, Inc. (a)		389,146
33,956	Petrohawk Energy Corp. (a)		837,695
38,110	Petroleo Brasileiro SA, ADR		1,169,215
39,714	Plains Exploration & Production Co. (a)		1,513,898
1,360,190	Primary Energy Recycling Corp. (a)		5,923,374
65,478	SEACOR Holdings, Inc. (a)(b)		6,545,181
82,944	SemGroup Corp. (a)		2,129,172
264,947	Sunoco, Inc. (b)		11,050,939
200,000	The Williams Cos., Inc.		6,050,000
133,430	Uranium Participation Corp. (a)		879,895
			50,304,602

Financial - 3.3%
482,858	Alm Brand A/S (a)		1,060,834
53,034	Arlington Asset Investment Corp.		1,664,737
163,445	Coventree, Inc. (a)		408,422
347,023	Hilltop Holdings, Inc. (a)(b)		3,067,683
13,613	Ichigo Group Holdings Co., Ltd. (a)		1,587,803
149,240	Lender Processing Services, Inc.		3,120,608
181,102	MI Developments, Inc., Class A		5,510,934
100,074	People's United Financial, Inc.		1,344,995
43,816	Shore Capital Group, Ltd.		19,339
52,476	Sprott Resource Lending Corp. (a)		90,784
868,600	Urbana Corp., Non Voting Class A (a)		1,170,802
			19,046,941

Healthcare - 1.0%
12,928	Biogen Idec, Inc. (a)		1,382,262
68,517	Furiex Pharmaceuticals, Inc. (a)		1,218,917
43,090	Illumina, Inc. (a)		3,238,214
			5,839,393

Industrial - 2.8%
278,370	AssetCo PLC		14,297
30,163	BE Aerospace, Inc. (a)		1,230,952
59,121	Canfor Corp. (a)		646,717
114,745	Darling International, Inc. (a)		2,030,986
34,394	DXP Enterprises, Inc. (a)		871,888
23,894	EnPro Industries, Inc. (a)		1,148,584
38,272	Genesee & Wyoming, Inc. (a)		2,244,270
34,472	Goodrich Corp.		3,292,076
8,903	Graham Packaging Co., Inc. (a)		224,534
226,139	Great Lakes Dredge & Dock Corp.		1,261,856
2,288	PHI, Inc. (a)		49,718
96,893	Stoneridge, Inc. (a)		1,428,203
34,969	Thermo Fisher Scientific, Inc. (a)		2,251,654
			16,695,735

Information Technology - 1.4%
1,044,902	CareView Communications, Inc. (a)		1,807,680
25,854	Check Point Software Technologies, Ltd. (a)		1,469,800
12,927	Fortinet, Inc. (a)		352,778
21,545	Informatica Corp. (a)		1,258,874
9,940	Microsoft Corp.		258,440
8,618	Salesforce.com, Inc. (a)		1,283,910
17,236	VMware, Inc., Class A (a)		1,727,564
			8,159,046

Materials - 4.9%
4,053	AbitibiBowater, Inc. (a)		82,276
169,461	Boise, Inc. (a)		1,320,101
86,898	Cameco Corp. (b)(c)		2,289,762
1,224	Clearwater Paper Corp. (a)		83,575
478,084	Denison Mines Corp. (a)		917,921
33,615	Domtar Corp. (b)		3,184,013
8,618	Ecolab, Inc.		485,883
76,545	First Uranium Corp. (a)		41,271
112,842	Fortuna Silver Mines, Inc. (a)		589,687
36,843	Goldcorp, Inc.		1,778,412
19,190	Goldcorp, Inc.		928,211
207,583	Kinross Gold Corp. (b)		3,279,811
9,460	Kirkland Lake Gold, Inc. (a)		149,092
223,420	Lake Shore Gold Corp. (a)		650,951
11,826	Monsanto Co.		857,858
83,899	Newmont Mining Corp. (b)		4,528,029
225,440	Northgate Minerals Corp. (a)		586,144
64,409	Novagold Resources, Inc. (a)		592,563
319,612	Paladin Energy, Ltd. (a)		868,250
55,756	Pan American Silver Corp. (b)		1,722,303
44,063	Rubicon Minerals Corp. (a)		155,102
16,202	Rubicon Minerals Corp. (a)		57,621
531,841	Sprott Resource Corp. (a)		2,531,132
342,267	Uranium One, Inc. (a)		943,989
20,532	Verso Paper Corp. (a)		55,026
			28,678,983

Telecommunication Services – 2.1%
32,034	AboveNet, Inc. (a)		2,257,116
24,295	Ancestry.com, Inc. (a)		1,005,570
3,010,328	Cable & Wireless Worldwide PLC		2,225,839
36,684	Charter Communications, Inc. (a)		1,990,474
9,017	New Frontier Media, Inc. (a)		12,443
180,500	Vodafone Group PLC, ADR		4,822,960
			12,314,402
Total Common Stock
(Cost $169,085,941)			189,359,045

	Security
Shares	Description	Rate	Value
Preferred Stock – 0.9%
Consumer Discretionary – 0.9%
140,000	General Motors Co.	0.00%	$91,000
106,210	General Motors Co., Series B	4.75	5,176,675
			5,267,675

Utilities – 0.0%
1,300	PPL Corp.	9.50	72,800
Total Preferred Stock
(Cost $5,460,433)			5,340,475
Total Equity Securities
(Cost $174,546,374)			194,699,520

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 14.6%
Asset Backed Obligations - 3.3%
$185,969	ACE Securities Corp., Series 2007-HE1 A2A (d)	0.28%	01/25/37	$65,236
166,824	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (d)	3.18	03/25/36	100,997
185,654	Adjustable Rate Mortgage Trust, Series 2007-1 1A1 (d)	3.01	03/25/37	108,339
296,834	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (d)	0.34	03/25/37	122,291
149,202	Aerco, Ltd., Series 2A A3 (d)(e)	0.65	07/15/25	120,108
71,784	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (d)(e)(f)	0.45	06/14/37	64,249
96,298	Alta Wind Holdings, LLC (e)	7.00	06/30/35	102,490
20,000	American Airlines Pass Through Trust, Series 2001-02	7.86	10/01/11	20,250
154,363	American Home Mortgage Assets, Series 2007-1 A1 (d)	0.98	02/25/47	74,282
89,000	Argent Securities, Inc., Series 2005-W5 A2D (d)	0.51	01/25/36	38,108
115,000	Astoria Depositor Corp. (b)(e)	8.14	05/01/21	110,400
95,200	AWAS Aviation Capital, Ltd. (e)	7.00	10/15/16	98,175
91,700	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (d)(e)(f)	0.49	11/14/33	79,535
580,000	Banc of America Funding Corp., Series 2006-D 1A2 (d)	0.47	05/20/36	117,959
137,634	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	101,524
119,536	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (d)	2.74	05/25/35	78,265
204,323	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (d)	3.00	03/25/36	104,632
128,800	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (d)	0.38	05/25/36	60,009
249,738	Bear Stearns Mortgage Funding Trust, Series 2006-AR3 2A1 (d)	0.39	11/25/36	144,676
265,000	Brazos Higher Education Authority, Series 2010-1 A2 (d)	1.46	02/25/35	253,046
75,000	Brazos Higher Education Authority, Series 2011-2 A3 (d)	1.25	10/27/36	70,316
125,000	Carrington Mortgage Loan Trust, Series 2007-FRE1 A3 (d)	0.45	02/25/37	41,307
400,000	Centex Home Equity, Series 2006-A AV4 (d)	0.44	06/25/36	239,067
195,748	Chaseflex Trust, Series 2007-M1 1A2 (d)	0.42	08/25/37	104,726
71,183	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (d)	5.67	07/25/37	50,188
500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (d)	0.39	01/25/37	230,719
300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (d)	1.24	07/25/37	162,732
545,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (d)	1.49	07/25/37	201,150
72,417	Citimortgage Alternative Loan Trust, Series 2007-A1 1A7	6.00	01/25/37	53,051
54,415	Conseco Finance, Series 2001-D A5 (d)	6.69	11/15/32	55,506
89,297	Conseco Financial Corp., Series 1997-1 A6	7.29	03/15/28	95,333
66,291	Continental Airlines Pass Through Trust, Series 2007-1 A	5.98	04/19/22	68,194
46,969	Continental Airlines Pass Through Trust, Series 2009-1	9.00	07/08/16	54,188
88,593	Coso Geothermal Power Holdings (e)	7.00	07/15/26	73,801
318,521	Countrywide Alternative Loan Trust, Series 2005-27 2A1 (d)	1.63	08/25/35	179,841
203,202	Countrywide Alternative Loan Trust, Series 2005-36 2A1A (d)	0.50	08/25/35	103,309
88,408	Countrywide Alternative Loan Trust, Series 2005-72 A1 (d)	0.46	01/25/36	55,432
175,917	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (d)	1.12	08/25/46	100,369
306,527	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (d)	0.35	02/25/47	190,009
40,415	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (d)	0.28	04/25/47	38,668
300,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (d)	0.31	06/25/47	241,014
218,303	Countrywide Asset-Backed Certificates, Series 2007-13 2A2 (d)	0.99	10/25/47	149,918
153,162	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (d)	3.00	04/20/35	102,093
68,952	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (d)	5.25	06/25/47	48,723
34,936	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB2 AF2 (g)	5.50	12/25/36	23,908
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (d)	0.30	10/25/36	206,698
600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2C (d)	0.34	10/25/36	151,574
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (d)	0.34	11/25/36	88,120
98,016	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	98,996
50,000	Delta Air Lines Pass Through Trust, Series 2002-1 G-2	6.42	07/02/12	51,500
460,000	Deutsche ALT-A Securities Inc. Alternate Loan Trust, Series 2007-AR3 2A4 (d)	0.54	06/25/37	120,142
163,298	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (d)	1.05	04/25/47	105,280
332,535	Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2 2A1A (d)	0.39	11/19/37	216,762
304,947	Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1 2A1A (d)	0.33	04/19/47	195,920
140,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B	7.67	11/08/16	124,600
80,000	Educational Funding of the South, Inc., Series 2011-1 A2 (d)	0.92	04/25/35	75,938
75,000	EFS Volunteer LLC, Series 2010-1 A2 (d)(e)	1.12	10/25/35	71,321
300,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (d)	0.38	04/25/37	126,795
360,000	First NLC Trust, Series 2005-4 A4 (d)	0.58	02/25/36	163,314
18,666	FPL Energy National Wind Portfolio, LLC (e)	6.13	03/25/19	18,211
10,201	FPL Energy Wind Funding, LLC (e)	6.88	06/27/17	9,283
99,401	GE Business Loan Trust, Series 2003-2A A (d)(e)	0.56	11/15/31	91,557
99,255	GE Business Loan Trust, Series 2004-1 A (d)(e)	0.48	05/15/32	92,331
100,000	GE Business Loan Trust, Series 2005-1A A3 (d)(e)	0.44	06/15/33	89,828
95,000	GE Corporate Aircraft Financing, LLC, Series 2005-1A C (d)(e)(f)	1.49	08/26/19	85,975
88,333	GE Seaco Finance SRL, Series 2005-1A A (d)(e)	0.44	11/17/20	84,085
95,898	Genesis Funding, Ltd., Series 2006-1A G1 (d)(e)(f)	0.43	12/19/32	84,630
100,000	Green Tree Financial Corp., Series 1996-10 M1 (d)	7.24	11/15/28	105,604
36,351	Green Tree Home Improvement Loan Trust, Series 1997-E HEB1	7.53	01/15/29	35,881
112,080	Green Tree, Series 2008-MH1 A3 (d)(e)	8.97	04/25/38	125,065
133,027	GSAA Trust, Series 2006-16 A1 (d)	0.25	10/25/36	62,673
133,426	GSAA Trust, Series 2006-19 A1 (d)	0.28	12/25/36	56,075
132,610	GSAA Trust, Series 2006-20 1A1 (d)	0.26	12/25/46	59,047
138,302	GSAA Trust, Series 2007-4 A1 (d)	0.29	03/25/37	61,988
118,705	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (d)	2.88	05/25/47	84,148
182,645	Harborview Mortgage Loan Trust, Series 2007-5 A1A (d)	0.38	09/19/37	114,205
67,362	HSBC Home Equity Loan Trust, Series 2006-1 A1 (d)	0.35	01/20/36	61,055
56,899	HSBC Home Equity Loan Trust, Series 2007-3 APT (d)	1.39	11/20/36	50,822
110,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (d)	2.44	11/20/36	86,632
114,131	Indiantown Cogeneration LP, Series A-10	9.77	12/15/20	122,019
337,990	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (d)	0.58	12/25/34	205,131
99,322	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (d)	4.04	08/25/36	46,455
306,879	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (d)	0.37	02/25/37	141,591
354,496	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (d)	2.84	05/25/36	201,423
199,012	Indymac Index Mortgage Loan Trust, Series 2006-AR8 A3A (d)	0.42	07/25/46	117,943
242,827	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (d)	4.99	05/25/37	131,632
378,539	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (d)	4.79	06/25/37	196,968
111,315	Indymac Manufactured Housing Contract, Series 1998-2 A4 (d)	6.64	12/25/27	111,165
102,347	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (d)	0.64	08/15/16	95,456
50,000	JetBlue Airways Pass Through Trust, Series 2004-2 G-2 (d)	0.71	11/15/16	47,000
348,562	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (d)	2.74	05/25/36	203,776
165,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (d)	6.30	09/25/36	78,066
120,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (d)	6.05	11/25/36	78,008
360,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (d)	0.40	03/25/37	153,121
190,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (g)	5.76	03/25/47	104,771
211,839	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (d)	2.86	05/25/36	144,956
108,943	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (d)	2.97	07/25/35	102,542
50,000	Lease Investment Flight Trust, Series 1 A1 (d)	0.58	07/15/31	33,500
125,000	Lease Investment Flight Trust, Series 1 A2 (d)	0.62	07/15/31	83,750
114,529	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (d)	6.47	08/15/28	123,173
206,360	Lehman XS Trust, Series 2006-13 1A2 (d)	0.36	09/25/36	119,534
499,848	Lehman XS Trust, Series 2006-13 1A3 (d)	0.48	09/25/36	114,140
115,281	Lehman XS Trust, Series 2006-14N 3A2 (d)	0.31	08/25/36	55,611
211,718	Lehman XS Trust, Series 2006-19 A2 (d)	0.36	12/25/36	119,605
212,066	Lehman XS Trust, Series 2006-9 A1B (d)	0.35	05/25/46	117,292
123,078	Lehman XS Trust, Series 2007-16N 2A2 (d)	1.04	09/25/47	81,008
249,000	Long Beach Mortgage Loan Trust, Series 2006-5 2A4 (d)	0.43	06/25/36	86,196
350,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (d)	0.37	06/25/37	129,487
257,339	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2 1A (d)	2.80	07/25/34	244,582
340,115	Merrill Lynch Mortgage Investors, Inc., Series 2006-A1 1A1 (d)	2.83	03/25/36	203,166
161,689	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	169,083
63,089	Midwest Generation, LLC, Series B	8.56	01/02/16	65,455
53,586	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	60,017
655,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (d)	0.48	01/25/36	338,346
400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (d)	0.48	02/25/36	153,912
200,000	Morgan Stanley ABS Capital I, Series 2007-HE2 A2B (d)	0.28	01/25/37	97,325
172,609	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (g)	6.42	08/25/36	88,056
140,063	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (d)	0.28	12/25/36	54,978
138,106	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (d)	0.31	04/25/37	58,443
220,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (d)	0.47	09/25/36	133,711
125,000	Nationstar Home Equity Loan Trust, Series 2007-A AV4 (d)	0.42	03/25/37	72,790
197,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (d)	0.53	04/25/37	69,304
127,622	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (d)	0.36	12/25/36	56,869
375,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (d)	0.37	07/25/37	141,164
150,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1 A3 (d)	1.21	10/01/37	142,707
82,000	Prudential Holdings, LLC (e)	8.70	12/18/23	99,596
770,000	Punch Taverns Finance B, Ltd.	8.44	06/30/25	772,383
1,174,000	Punch Taverns Finance B, Ltd.	6.96	06/30/28	1,130,527
79,332	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	85,679
220,333	Residential Accredit Loans, Inc., Series 2006-QO7 2A1 (d)	1.13	09/25/46	115,615
100,000	Saxon Asset Securities Trust, Series 2005-2 M1 (d)	0.61	10/25/35	87,624
320,000	Saxon Asset Securities Trust, Series 2006-3 A3 (d)	0.36	10/25/46	147,030
300,000	Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2 A2D (d)	0.43	07/25/36	113,836
437,980	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM2 A2B (d)	0.25	09/25/36	132,601
300,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5 A2C (d)	0.54	05/25/37	109,169
201,006	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR2 A2 (d)	0.42	02/25/37	74,753
500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (d)	0.34	12/25/36	180,702
192,496	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (d)	0.39	10/25/36	119,297
178,968	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (d)	0.38	09/25/47	107,573
250,000	Structured Asset Mortgage Investments, Inc., Series 2007-AR4 A3 (d)	0.41	09/25/47	98,763
327,013	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (d)	1.78	08/25/47	182,686
122,728	Structured Asset Securities Corp., Series 2003-26A 3A5 (d)	2.55	09/25/33	110,866
74,375	TAL Advantage, LLC, Series 2011-2A A (e)	4.31	05/20/26	73,193
39,167	Textainer Marine Containers, Ltd., Series 2005-1A A (d)(e)	0.44	05/15/20	37,816
65,000	Textainer Marine Containers, Ltd., Series 2011-1A A (e)(f)	4.70	06/15/26	65,020
38,805	Trinity Rail Leasing LP, Series 2006-1A A1 (e)	5.90	05/14/36	39,913
60,500	Triton Container Finance, LLC, Series 2006-1A (d)(e)	0.36	11/26/21	57,143
45,833	Triton Container Finance, LLC, Series 2007-1A (d)(e)	0.33	02/26/19	44,024
81,821	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	92,764
118,845	WaMu Mortgage Pass Through Certificates, Series 2004-AR6 A (d)	0.61	05/25/44	92,724
82,201	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (d)	5.24	04/25/37	59,594
171,990	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (d)	1.09	07/25/47	110,620
68,987	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (d)	0.74	05/25/35	45,573
96,544	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (d)	0.69	06/25/35	72,474
127,718	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	81,751
193,667	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (d)	1.22	04/25/46	105,405
209,953	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3 A1A (d)	1.25	05/25/46	112,593
241,485	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (d)	1.20	09/25/46	116,836
175,567	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-HY2 2A3 (d)	5.16	04/25/37	106,291
271,557	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2 2A (d)	0.98	01/25/47	122,491
215,634	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3 2A (d)	1.03	02/25/47	100,068
349,720	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA5 A1A (d)	1.12	05/25/47	204,914
143,730	Wells Fargo Home Equity Trust, Series 2006-3 A2 (d)	0.34	01/25/37	91,329
Total Asset Backed Obligations
(Cost $17,666,472)				18,950,651

Corporate Convertible Bonds - 4.2%
Consumer Discretionary - 1.0%
2,290,000	Titan International, Inc. (b)(e)	5.63	01/15/17	5,873,850

Consumer Staples - 0.1%
500,000	Archer-Daniels-Midland Co. (b)	0.88	02/15/14	530,000

Energy - 0.5%
1,000,000	Exterran Holdings, Inc. (b)	4.25	06/15/14	1,113,750
1,375,000	Newpark Resources, Inc. (b)	4.00	10/01/17	1,610,469
				2,724,219
Financial - 1.0%
3,661,000	CompuCredit Holdings Corp.	3.63	05/30/25	3,459,645
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	453,750
1,760,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	1,854,600
601,663	Orco Property Group, Series WW (f)	2.50	04/30/20	370,813
				6,138,808
Industrial - 0.5%
500,000	AGCO Corp. (b)	1.25	12/15/36	672,500
500,000	General Cable Corp. (b)	0.88	11/15/13	542,500
1,300,000	MasTec, Inc. (b)	4.00	06/15/14	1,860,625
				3,075,625
Materials - 1.1%
1,500,000	AngloGold Ashanti Holdings Finance PLC (b)(e)	3.50	05/22/14	1,738,125
2,050,000	Goldcorp, Inc. (b)	2.00	08/01/14	2,577,875
1,550,000	Newmont Mining Corp., Series B (b)	1.63	07/15/17	2,092,500
				6,408,500
Total Corporate Convertible Bonds
(Cost $17,330,980)				24,751,002

Corporate Non-Convertible Bonds - 6.1%
Consumer Discretionary - 1.4%
225,000	Dillard's, Inc. (b)	7.88	01/01/23	221,625
225,000	Dillard's, Inc. (b)	7.75	05/15/27	217,125
6,758,000	DirectBuy Holdings, Inc. (e)	12.00	02/01/17	2,669,410
2,250,000	Greektown Superholdings, Inc., Series A (b)	13.00	07/01/15	2,536,875
130,000	New Albertsons, Inc. (b)	7.75	06/15/26	115,050
1,760,000	New Albertsons, Inc., MTN, Series C (b)	6.63	06/01/28	1,342,000
10,000	Service Corp. International	7.88	02/01/13	10,512
50,000	Time Warner Cable, Inc.	8.25	04/01/19	62,453
1,000,000	Vector Group, Ltd. (b)	11.00	08/15/15	1,052,500
				8,227,550

Consumer Staples - 0.4%
2,254,000	Novasep Holding SAS	9.63	12/15/16	1,830,437
234,000	Universal Health Services, Inc.	6.75	11/15/11	238,019
				2,068,456

Energy - 1.0%
50,000	Arch Coal, Inc. (e)	7.00	06/15/19	50,125
1,385,000	ATP Oil & Gas Corp.	11.88	05/01/15	1,412,700
50,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	57,641
300,000	Cie Generale de Geophysique - Veritas (b)	9.50	05/15/16	329,250
144,000	Cie Generale de Geophysique-Veritas (b)	7.75	05/15/17	149,040
100,000	Continental Resources, Inc. (b)	8.25	10/01/19	109,750
837,000	Copano Energy, LLC / Copano Energy Finance Corp. (b)	7.75	06/01/18	866,295
250,000	Denbury Resources, Inc. (b)	9.75	03/01/16	280,625
75,000	Foundation PA Coal Co., LLC (b)	7.25	08/01/14	76,500
500,000	International Coal Group, Inc. (b)	9.13	04/01/18	630,000
1,150,000	McMoRan Exploration Co. (b)	11.88	11/15/14	1,247,750
100,000	MEG Energy Corp. (b)(e)	6.50	03/15/21	100,875
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	769,666
19,000	The Williams Cos., Inc.	7.88	09/01/21	23,593
				6,103,810

Financial - 1.7%
125,000	Abbey National Treasury Services PLC (d)	1.85	04/25/14	124,356
115,000	American Express Credit Corp., Series C	7.30	08/20/13	128,058
50,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	52,679
30,000	Capital One Capital V	10.25	08/15/39	31,988
200,000	Chase Capital II, Series B (d)	0.77	02/01/27	165,074
185,000	Chase Capital III, Series C (d)	0.80	03/01/27	153,553
120,000	CIT Group, Inc. (e)	6.63	04/01/18	125,700
75,000	Citigroup, Inc. (b)(d)	0.55	11/05/14	71,644
200,000	Citigroup, Inc. (d)	0.81	08/25/36	149,162
155,000	Credit Suisse Guernsey, Series 1 (d)	0.95	05/29/49	126,299
55,000	Discover Financial Services	10.25	07/15/19	71,171
60,000	Duke Realty LP REIT	7.38	02/15/15	68,443
50,000	ERP Operating LP REIT	5.20	04/01/13	53,277
145,000	Farmers Insurance Exchange (e)	6.00	08/01/14	156,645
16,000	General Electric Capital Corp.	5.63	05/01/18	17,524
160,000	General Electric Capital Corp., MTN (d)	0.65	05/05/26	139,860
80,000	General Electric Capital Corp., MTN, Series A (d)	0.51	09/15/14	78,690
100,000	Health Care REIT, Inc.	4.70	09/15/17	102,785
100,000	Healthcare Realty Trust, Inc.	5.13	04/01/14	106,654
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. (b)	8.25	03/15/18	1,597,500
100,000	International Lease Finance Corp. (e)	6.75	09/01/16	107,000
140,000	JPMorgan Chase Capital XXI, Series U (d)	1.22	02/02/37	112,531
125,000	Lloyds TSB Bank PLC	4.88	01/21/16	127,976
440,000	MBNA Capital, Series B (d)	1.07	02/01/27	358,211
125,000	Morgan Stanley (d)	0.76	10/15/15	118,441
110,000	Nationsbank Capital Trust III (d)	0.83	01/15/27	89,461
175,000	Nationwide Mutual Insurance Co. (b)(d)(e)	5.81	12/15/24	171,505
2,709,679	Orco Property Group (f)	2.50	04/30/20	1,670,012
125,000	Post Apartment Homes LP	6.30	06/01/13	134,006
62,000	Raymond James Financial, Inc.	8.60	08/15/19	75,829
2,848,433	Signature Group Holdings, Inc.	9.00	12/31/16	2,535,105
100,000	The Goldman Sachs Group, Inc. (d)	1.27	02/07/14	99,246
30,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	32,696
58,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	67,586
20,000	The Goldman Sachs Group, Inc., MTN, Series B (d)	0.67	07/22/15	19,002
130,000	UDR, Inc., MTN	5.13	01/15/14	137,245
100,000	Wachovia Corp. (d)	0.61	10/28/15	95,105
100,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	7.50	06/02/14	115,340
500,000	Woodside Finance, Ltd. (b)(e)	5.00	11/15/13	535,929
				10,123,288

Healthcare – 0.0%
95,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	98,087
50,000	HCA, Inc.	9.25	11/15/16	53,313
65,000	HCA, Inc.	8.50	04/15/19	72,150
20,000	HCA, Inc.	7.88	02/15/20	21,800
				245,350

Industrial – 0.4%
150,000	Gulfmark Offshore, Inc. (b)	7.75	07/15/14	152,250
500,000	MasTec, Inc. (b)	7.63	02/01/17	511,250
148,000	Mueller Industries, Inc. (b)	6.00	11/01/14	148,000
1,155,000	Silgan Holdings, Inc. (b)	7.25	08/15/16	1,224,300
				2,035,800

Materials - 0.5%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	1,102,811
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	940,912
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	985,556
				3,029,279

Telecommunication Services - 0.5%
55,000	CCH II, LLC / CCH II Capital Corp.	13.50	11/30/16	65,038
110,000	CSC Holdings, LLC	8.50	04/15/14	122,375
125,000	Nextel Communications, Inc., Series E	6.88	10/31/13	126,406
120,000	Qwest Communications International, Inc., Series B	7.50	02/15/14	122,100
2,166,000	Viasat, Inc. (b)	8.88	09/15/16	2,306,790
				2,742,709

Utilities - 0.2%
110,000	Edison Mission Energy	7.00	05/15/17	89,650
170,000	KCP&L Greater Missouri Operations Co. (b)	11.88	07/01/12	187,342
25,000	KCP&L Greater Missouri Operations Co.	8.27	11/15/21	29,577
100,000	Mirant Americas Generation, LLC	9.13	05/01/31	101,000
85,000	NRG Energy, Inc. (e)	7.88	05/15/21	85,000
90,000	PNM Resources, Inc.	9.25	05/15/15	100,800
100,000	Puget Energy, Inc.	6.50	12/15/20	103,452
100,000	Sabine Pass LNG LP	7.25	11/30/13	103,000
35,000	Sabine Pass LNG LP (e)	7.50	11/30/16	34,125
185,000	Southern Union Co. (d)	7.20	11/01/66	172,975
40,000	Texas-New Mexico Power Co. (e)	9.50	04/01/19	51,476
				1,058,397
Total Corporate Non-Convertible Bonds
(Cost $32,012,874)				35,634,639

Municipal Bonds - 0.0%
Illinois - 0.0%
190,000	State of Illinois	4.42	01/01/15	194,942
Total Municipal Bonds
(Cost $190,005)				194,942

U.S. Government & Agency Obligations - 1.0%
Interest Only Bonds - 0.1%
673,440	FNMA, Series 2006-125 SM (d)	7.01	01/25/37	104,613
289,368	FNMA, Series 2007-68 SC (d)	6.51	07/25/37	43,391
457,089	FNMA, Series 2010-112 PI	6.00	10/25/40	88,297
203,597	GNMA, Series 2007-78 SG (d)	6.35	12/20/37	29,473
486,547	GNMA, Series 2008-51 GS (d)	6.04	06/16/38	76,304
441,120	GNMA, Series 2010-4 NS (d)	6.20	01/16/40	67,887
398,431	GNMA, Series 2010-4 SL (d)	6.21	01/16/40	61,946
				471,911
Mortgage Securities - 0.0%
84,128	FHLMC, Series 3442, Class MT (d)	0.19	07/15/34	77,743

U.S. Treasury Securities - 0.9%
5,000,000	U.S. Treasury Bill (h)	-	08/18/11	4,999,888

Total U.S. Government & Agency Obligations
(Cost $5,368,722)				5,549,542
Total Fixed Income Securities
(Cost $72,569,053)				85,080,776

	Security
Shares	Description			Value
Rights - 0.3%
772,483	Sanofi (a)			$1,861,684
Total Rights
(Cost $1,901,330)				1,861,684

Warrants - 0.3%

102,259	Bank of America Corp. (a)			566,515
12,256	General Motors Co. (a)			262,278
17,390	General Motors Co. (a)			277,023
200,473	Kinross Gold Corp. (a)			509,263
313,556	Washington Mutual, Inc. (a)			194,405
Total Warrants
(Cost $2,151,199)				1,809,484

Investment Companies - 0.3%
86,444	Central Fund of Canada, Ltd. (b)			1,760,864
Total Investment Companies
(Cost $1,785,659)				1,760,864

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 18.4%
Commercial Paper - 18.4%
$5,000,000	AutoZone, Inc.	0.28%	07/01/11	$5,000,000
5,000,000	Avon Capital Corp.	0.30	07/15/11	4,999,417
4,000,000	BMW US Capital, LLC	0.30	07/01/11	4,000,000
1,400,000	BMW US Capital, LLC	0.33	07/21/11	1,399,743
1,005,000	BMW US Capital, LLC	0.38	08/10/11	1,004,576
4,204,000	Carnival PLC	0.27	07/05/11	4,203,874
5,000,000	Clorox Co.	0.27	07/22/11	4,999,212
6,000,000	Computer Sciences Corp.	0.30	07/18/11	5,999,150
7,000,000	GATX Corp.	0.29	07/05/11	6,999,774
7,000,000	Harris Corp.	0.28	07/06/11	6,999,728
5,000,000	Hasbro Corp.	0.30	07/28/11	4,998,875
3,000,000	Kraft Foods, Inc. (b)	0.35	08/16/11	2,998,658
4,000,000	Marriott International, Inc.	0.27	07/05/11	3,999,880
6,000,000	Marriott International, Inc.	0.28	07/06/11	5,999,767
5,000,000	Newell Rubbermaid, Inc. (b)	0.45	07/12/11	4,999,312
7,500,000	Reed Elsevier, Inc.	0.30	07/05/11	7,499,750
5,000,000	Stanley Black & Decker, Inc. (b)	0.30	07/27/11	4,998,917
6,000,000	Staples, Inc.	0.30	07/25/11	5,998,800
7,500,000	Sunoco, Inc.	0.32	07/05/11	7,499,733
3,000,000	Textron, Inc.	0.55	07/05/11	2,999,817
4,000,000	Textron, Inc.	0.60	07/07/11	3,999,600
3,500,000	Tyco International Finance SA	0.29	07/13/11	3,499,662
2,000,000	Volkswagen of America, Inc.	0.32	07/27/11	1,999,538
730,000	Volkswagen of America, Inc.	0.35	08/22/11	729,631
Total Commercial Paper
(Cost $107,827,414)				107,827,414
Total Short-Term Investments
(Cost $107,827,414)				107,827,414

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 1.8%
Call Options Purchased - 0.6%
474	Barrick Gold Corp.	$60.00	01/13	$124,188
388	Goldcorp, Inc.	57.50	01/12	58,200
28	Hess Corp.	90.00	01/12	5,684
948	Kinross Gold Corp.	17.50	01/13	217,566
1,418	Market Vectors - Gold Miners ETF	70.00	01/12	113,440
2,458	Newmont Mining Corp.	65.00	01/12	280,212
476	Petroleo Brasileiro SA, ADR	45.00	01/13	66,164
51,710	PowerShares DB US Dollar Index Bullish Fund	22.00	01/12	2,482,080
469	SPDR Gold Trust	170.00	01/12	75,978
368	Sunoco, Inc.	45.00	01/12	75,072
Total Call Options Purchased
(Premiums Paid $4,595,178)				3,498,584

Put Options Purchased - 1.2%
152	Amazon.com, Inc.	170.00	01/12	124,640
144	AutoNation, Inc.	33.00	10/11	20,880
325	AutoNation, Inc.	33.00	01/12	78,000
76	AutoZone, Inc.	250.00	01/12	40,280
46	BJ's Restaurants, Inc.	35.00	07/11	46
275	BJ's Restaurants, Inc.	40.00	10/11	13,063
277	BorgWarner, Inc.	70.00	10/11	62,048
266	BorgWarner, Inc.	70.00	01/12	111,454
260	Buffalo Wild Wings, Inc.	55.00	12/11	61,100
119	Chipotle Mexican Grill, Inc.	240.00	01/12	116,025
6,462	CurrencyShares Euro Trust	140.00	01/12	2,681,730
223	First Solar, Inc.	115.00	01/12	231,920
614	Freeport-McMoRan Copper & Gold, Inc.	47.00	11/11	165,780
654	Hanesbrands, Inc.	30.00	10/11	189,660
312	iShares Dow Jones U.S. Real Extate Index Fund	56.00	01/12	81,432
12,927	iShares MSCI Emerging Markets Index Fund	46.00	07/11	349,029
12,927	iShares MSCI Emerging Markets Index Fund	42.00	07/11	25,854
3,446	iShares MSCI Emerging Markets Index Fund	45.00	08/11	234,328
484	iShares MSCI Emerging Markets Index Fund	44.00	12/11	91,960
89	iShares Russell 2000 Index Fund	79.00	01/12	43,343
228	Johnson Controls, Inc.	38.00	10/11	29,184
1,502	Johnson Controls, Inc.	37.00	01/12	300,400
732	Ltd. Brands, Inc.	34.00	01/12	151,890
1,105	Macy's, Inc.	22.50	01/12	95,030
292	Norfolk Southern Corp.	60.00	09/11	10,220
484	Oil Services Holders Trust	143.00	01/12	488,840
112	Salesforce.com, Inc.	125.00	01/12	90,720
146	SPDR Gold Trust	145.00	01/12	97,820
1,466	SPDR S&P Retail ETF	50.00	01/12	387,024
263	Teck Resources, Ltd.	52.50	11/11	161,745
643	The Dow Chemical Co.	35.00	12/11	173,610
161	TRW Automotive Holdings Corp.	50.00	01/12	43,067
2,155	United States Oil Fund LP	35.00	08/11	168,090
1,458	Vale SA	28.00	01/12	199,746
275	VF Corp.	90.00	11/11	59,125
Total Put Options Purchased
(Premiums Paid $8,675,139)				7,179,083
Total Purchased Options
(Premiums Paid $13,270,317)				10,677,667
Total Long Positions - 69.0%
(Cost $374,051,346)*				$403,717,409
Total Short Positions - (21.3)%
(Cost $(115,929,288))*				(124,527,867)
Total Written Options - (0.0)%
(Premiums Received $(242,564))*				(325,395)
Other Assets & Liabilities, Net – 52.3%				306,281,261
Net Assets – 100.0%				$585,145,408

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2011 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (21.3)%
Common Stock - (12.5)%
Consumer Discretionary - (7.7)%
(2,782)	Amazon.com, Inc.			$(568,891)
(16,184)	American Axle & Manufacturing Holdings, Inc.			(184,174)
(2,133)	Apollo Group, Inc., Class A			(93,169)
(69,409)	Asbury Automotive Group, Inc.			(1,286,149)
(57,877)	AutoNation, Inc.			(2,118,877)
(66,658)	BJ's Restaurants, Inc.			(3,490,213)
(24,702)	BorgWarner, Inc.			(1,995,675)
(18,787)	Brunswick Corp.			(383,255)
(9,605)	Buffalo Wild Wings, Inc.			(636,908)
(6,439)	Chipotle Mexican Grill, Inc.			(1,984,435)
(32,553)	Dillard's, Inc., Class A			(1,697,313)
(6,949)	DineEquity, Inc.			(363,224)
(158,695)	Domino's Pizza, Inc.			(4,005,462)
(4,309)	Factset Research Systems, Inc.			(440,897)
(7,633)	G-III Apparel Group, Ltd.			(263,186)
(39,757)	Group 1 Automotive, Inc.			(1,637,193)
(113,399)	Hanesbrands, Inc.			(3,237,541)
(2,309)	ITT Educational Services, Inc.			(180,656)
(40,746)	Johnson Controls, Inc.			(1,697,478)
(8,216)	Ltd. Brands, Inc.			(315,905)
(35,223)	Macy's, Inc.			(1,029,921)
(87,953)	Maidenform Brands, Inc.			(2,432,780)
(4,444)	Navistar International Corp.			(250,931)
(4,905)	PACCAR, Inc.			(250,596)
(23,552)	Phillips-Van Heusen Corp.			(1,541,949)
(148,428)	Pinnacle Entertainment, Inc.			(2,211,577)
(406)	priceline.com, Inc.			(207,844)
(17,236)	Royal Caribbean Cruises, Ltd.			(648,763)
(17,206)	Skechers U.S.A., Inc., Class A			(249,143)
(5,343)	Target Corp.			(250,640)
(33,718)	Tenneco, Inc.			(1,485,952)
(10,790)	The Cheesecake Factory, Inc.			(338,482)
(36,731)	The Jones Group, Inc.			(398,531)
(12,953)	Thor Industries, Inc.			(373,565)
(84,371)	Titan International, Inc.			(2,046,841)
(49,968)	TRW Automotive Holdings Corp.			(2,949,611)
(6,344)	Universal Technical Institute, Inc.			(125,421)
(10,805)	VF Corp.			(1,172,991)
(4,309)	Weight Watchers International, Inc.			(325,200)
				(44,871,339)

Consumer Staples - (0.2)%
(35,765)	Avon Products, Inc.			(1,001,420)
(27,778)	SFN Group, Inc.			(252,502)
				(1,253,922)

Energy - (1.0)%
(27,929)	Delek US Holdings, Inc.			(438,485)
(4,324)	First Solar, Inc.			(571,936)
(9,390)	Forest Oil Corp.			(250,807)
(77,883)	Frontier Oil Corp.			(2,516,400)
(11,561)	GeoResources, Inc.			(260,007)
(5,568)	MEG Energy Corp.			(290,509)
(3,837)	Murphy Oil Corp.			(251,938)
(7,255)	Northern Oil and Gas, Inc.			(160,698)
(15,174)	Whiting Petroleum Corp.			(863,552)
				(5,604,332)

Financial - (0.7)%
(12,749)	AllianceBernstein Holding LP			(247,841)
(6,881)	Assurant, Inc.			(249,574)
(16,026)	Horace Mann Educators Corp.			(250,166)
(10,814)	SL Green Realty Corp. REIT			(896,156)
(12,927)	State Street Corp.			(582,878)
(41,092)	The Macerich Co. REIT			(2,198,422)
				(4,425,037)

Industrial - (1.3)%
(16,926)	CH Robinson Worldwide, Inc.			(1,334,446)
(6,467)	CNH Global NV			(249,949)
(21,545)	Ingersoll-Rand PLC			(978,358)
(83,113)	Old Dominion Freight Line, Inc.			(3,100,115)
(12,358)	Pentair, Inc.			(498,769)
(8,618)	Rockwell Automation, Inc.			(747,698)
(11,071)	Texas Industries, Inc.			(460,886)
				(7,370,221)

Information Technology - (0.7)%
(4,309)	Apple, Inc.			(1,446,402)
(21,545)	Aruba Networks, Inc.			(636,655)
(6,570)	Computer Sciences Corp.			(249,397)
(10,773)	Infosys, Ltd., ADR			(702,723)
(8,618)	NetApp, Inc.			(454,858)
(12,927)	Netlogic Microsystems, Inc.			(522,509)
				(4,012,544)

Materials - (0.8)%
(8,618)	Agrium, Inc.			(756,316)
(4,309)	CF Industries Holdings, Inc.			(610,456)
(11,134)	Clearwater Paper Corp.			(760,230)
(23,957)	Freeport-McMoRan Copper & Gold, Inc.			(1,267,325)
(8,618)	The Mosaic Co.			(583,697)
(29,999)	Vale SA, ADR			(958,468)
				(4,936,492)

Telecommunication Services - (0.1)%
(52,576)	World Wrestling Entertainment, Inc., Class A			(501,049)
Total Common Stock				(72,974,936)
(Cost $(65,321,759))

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - (2.5)%
Corporate Non-Convertible Bonds - (2.0)%
Consumer Discretionary - (1.2)%
$(500,000)	Isle of Capri Casinos, Inc.	7.00%	03/01/14	(498,125)
(1,500,000)	Levi Strauss & Co.	7.63	05/15/20	(1,507,500)
(500,000)	MGM Resorts International	7.63	01/15/17	(483,750)
(1,000,000)	Phillips-Van Heusen Corp.	7.38	05/15/20	(1,075,000)
(1,000,000)	Pinnacle Entertainment, Inc.	7.50	06/15/15	(1,022,500)
(1,659,000)	Pinnacle Entertainment, Inc.	8.75	05/15/20	(1,746,098)
(500,000)	Quiksilver, Inc.	6.88	04/15/15	(488,750)
				(6,821,723)

Consumer Staples - (0.2)%
(1,000,000)	SUPERVALU, Inc.	8.00	05/01/16	(1,025,000)

Industrial - (0.1)%
(550,000)	Solo Cup Co.	8.50	02/15/14	(515,625)

Materials - (0.4)%
(2,000,000)	The Dow Chemical Co.	7.38	11/01/29	(2,464,722)

Telecommunication Services - (0.1)%
(600,000)	Univision Communications, Inc.	8.50	05/15/21	(601,500)

Total Corporate Non-Convertible Bonds				(11,428,570)
(Cost $(10,932,251))

U.S. Treasury Securities - (0.5)%
(3,000,000)	U.S. Treasury Bond	4.38	05/15/40	(2,998,608)
Total U.S. Treasury Securities
(Cost $(3,178,643))				(2,998,608)
Total Fixed Income Securities
(Cost $(14,110,894))				(14,427,178)

	Security
Shares	Description			Value
Investment Companies - (6.3)%
(80,634)	Industrial Select Sector SPDR Fund			$(3,002,810)
(9,017)	iShares iBoxx $ High Yield Corporate Bond Fund			(823,342)
(137,890)	iShares MSCI Brazil Index Fund			(10,114,231)
(42,220)	iShares Russell 2000 Index Fund			(3,495,816)
(43,090)	iShares Silver Trust			(1,458,597)
(37,327)	Market Vectors Agribusiness ETF			(2,007,819)
(10,772)	Powershares QQQ			(614,543)
(39,540)	SPDR Gold Trust			(5,772,049)
(28,077)	SPDR S&P 500 ETF Trust			(3,705,322)
(104,308)	SPDR S&P Oil & Gas Exploration & Production ETF			(6,131,224)
Total Investment Companies
(Cost $(36,496,635))				(37,125,753)
Total Short Positions - (21.3)%
(Cost $(115,929,288))				$(124,527,867)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2011 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(309)	Cameco Corp.	$26.00	01/12	$(92,700)

Total Call Options Written				(92,700)
(Premiums Received $(66,048))

Put Options Written - (0.0)%
(25,855)	iShares MSCI Emerging Markets Index Fund	44.00	07/11	(232,695)
Total Put Options Written
(Premiums Received $(176,516))				(232,695)
Total Written Options - (0.0)%
(Premiums Received $(242,564))				$(325,395)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to call option written by the Fund.
(d)	Variable rate security. Rate presented is as of June 30, 2011.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $13,854,616 or 2.4% of net assets.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,420,234 or 0.4% of net assets.
(g)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2011.
(h)	Rate presented is yield to maturity.

A summary of outstanding credit default swap agreements held by the fund at June 30, 2011, is as follows:

Counterparty	Reference Entity / Obligation	Buy / Sell Protection	Pay Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	Black and Decker Corp., 5.75%, 11/15/16	Buy	(1.00)%	09/20/14	$10,000,000	$(381,640)
Barclays	Conagra Foods, Inc., 7.00%, 10/01/28	Buy	(1.00)	09/20/16	5,000,000	378
BNP Paribas	Conagra Foods, Inc., 7.00%, 10/01/28	Buy	(1.00)	09/20/16	5,000,000	(34,822)
Barclays	Conagra Foods, Inc., 7.00%, 10/01/28	Buy	(1.00)	12/20/16	5,000,000	(16,748)
Royal Bank of Scotland	Conagra Foods, Inc., 7.00%, 10/01/28	Buy	(1.00)	12/20/16	10,000,000	87,160
Barclays	Con-Way, Inc., 7.25%, 01/15/18	Buy	(1.00)	09/20/16	15,000,000	(155,553)
BNP Paribas	Cytec Industries, Inc., 4.60%, 07/01/13	Buy	(1.00)	09/20/16	10,000,000	(29,804)
Barclays	Cytec Industries, Inc., 4.60%, 07/01/13	Buy	(1.00)	12/20/16	5,000,000	14,955
Barclays	Darden Restaurants, Inc., 6.00%, 08/15/35	Buy	(1.00)	09/20/16	5,000,000	(16,253)
BNP Paribas	Darden Restaurants, Inc., 6.00%, 08/15/35	Buy	(1.00)	12/20/16	5,000,000	(4,338)
Barclays	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	09/20/16	5,000,000	(46,966)
Barclays	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	12/20/16	10,000,000	(58,414)
Royal Bank of Scotland	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	12/20/16	5,000,000	(60,454)
Barclays	Fortune Brands, Inc., 5.38%, 01/15/16	Buy	(1.00)	12/20/16	5,000,000	(14,045)
Royal Bank of Scotland	Gatx Corp., 6.00%, 02/15/18	Buy	(1.00)	09/20/16	5,000,000	6,901
Barclays	Gatx Corp., 6.00%, 02/15/18	Buy	(1.00)	03/20/17	10,000,000	24,163
Barclays	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	09/20/16	5,000,000	(9,439)
Barclays	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	12/20/16	10,000,000	129,290
Royal Bank of Scotland	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	12/20/16	5,000,000	59,596
Barclays	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	03/20/17	5,000,000	14,494
BNP Paribas	Kingdom of Belgium, 4.25%, 09/28/14	Buy	(1.00)	09/20/16	5,000,000	34,894
Citibank Group	Kingdom of Belgium, 4.25%, 09/28/14	Buy	(1.00)	09/20/16	5,000,000	(25,496)
Citibank Group	Kohl's Corp., 6.25%, 12/15/17	Buy	(1.00)	09/20/16	5,000,000	(12,622)
BNP Paribas	Kohl's Corp., 6.25%, 12/15/17	Buy	(1.00)	06/20/17	10,000,000	36,305
Barclays	Marriott International, Inc., 5.81%, 11/10/15	Buy	(1.00)	09/20/16	5,000,000	(10,007)
Royal Bank of Scotland	Marriott International, Inc., 5.81%, 11/10/15	Buy	(1.00)	12/20/16	5,000,000	27,496
Barclays	Ryder System, Inc., 6.95%, 12/01/25	Buy	(1.00)	09/20/16	5,000,000	(17,081)
Barclays	Ryder System, Inc., 6.95%, 12/01/25	Buy	(1.00)	12/20/16	10,000,000	(148,135)
Barclays	Ryder System, Inc., 6.95%, 12/01/25	Buy	(1.00)	06/20/17	5,000,000	(49,880)
Royal Bank of Scotland	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	09/20/16	5,000,000	(17,656)
Barclays	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	12/20/16	15,000,000	(10,073)
Barclays	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	06/20/17	5,000,000	19,294
BNP Paribas	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	06/20/17	5,000,000	4,490
Barclays	Vornado Realty LP, 3.88%, 04/15/25	Buy	(1.00)	09/20/16	5,000,000	43,814
Royal Bank of Scotland	Vornado Realty LP, 3.88%, 04/15/25	Buy	(1.00)	12/20/16	5,000,000	(41,598)
						$(657,794)

At June 30, 2011, the Fund held the following futures contracts:
AFA
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(700)	Russell 2000 Mini Future	09/16/11	$(54,845,903)	$(2,932,097)
(50)	S&P 500 Emini Future	09/16/11	(3,178,875)	(109,875)
			$(58,024,778)	$(3,041,972)

AFA
*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

	Gross Unrealized Appreciation	$38,371,468
	Gross Unrealized Depreciation	(17,386,815)
	Net Unrealized Appreciation	$20,984,653

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2011.
	Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Consumer Discretionary	$37,762,505	$-	$-	$37,762,505
Consumer Staples	10,557,438	-	-	10,557,438
Energy	49,424,707	-	-	49,424,707
Financial	19,046,941	-	-	19,046,941
Healthcare	5,839,393	-	-	5,839,393
Industrial	16,695,735	-	-	16,695,735
Information Technology	8,159,046	-	-	8,159,046
Investment Companies	879,895	-	-	879,895
Materials	28,678,983	-	-	28,678,983
Telecommunication Services	12,314,402	-	-	12,314,402
Preferred Stock
Consumer Discretionary	5,176,675	-	-	5,176,675
Industrial	91,000	-	-	91,000
Utilities	72,800	-	-	72,800
Asset Backed Obligations	-	18,571,242	379,409	18,950,651
Corporate Convertible Bonds	-	24,380,189	370,813	24,751,002
Corporate Non-Convertible Bonds	-	33,964,627	1,670,012	35,634,639
Municipal Bonds	-	194,942	-	194,942
U.S. Government & Agency Obligations	-	5,549,542	-	5,549,542
Rights	1,861,684	-	-	1,861,684
Warrants	1,809,484	-	-	1,809,484
Investment Companies	1,760,864	-	-	1,760,864
Commercial Paper	-	107,827,414	-	107,827,414
Purchased Options	10,677,667	-	-	10,677,667
Total Investments At Value	$210,809,219	$190,487,956	$2,420,234	$403,717,409

Other Financial Instruments**
Credit Default Swaps	-	503,230	-	503,230
Total Assets	$210,809,219	$190,991,186	$2,420,234	$404,220,639

Liabilities
Securities Sold Short
Common Stock	(72,974,936)	-	-	(72,974,936)
Corporate Non-Convertible Bonds	-	(11,428,570)	-	(11,428,570)
U.S. Treasury Securities	-	(2,998,608)	-	(2,998,608)
Investment Companies	(37,125,753)	-	-	(37,125,753)
Total Securities Sold Short	$(110,100,689)	$(14,427,178)	$-	$(124,527,867)
Other Financial Instruments**

Written Options	(325,395)	-	-	(325,395)
Futures	(3,041,972)	-	-	(3,041,972)
Credit Default Swaps	-	(1,161,024)	-	(1,161,024)
Total Other Financial Instruments**	$(3,367,367)	$(1,161,024)	$-	$(4,528,391)
Total Liabilities	$(113,468,056)	$(15,588,202)	$-	$(129,056,258)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds

Balance as of 03/31/11	$264,546	$-	$-
Accrued Accretion / (Amortization)	689	-	-
Realized Gain / (Loss)	-	-	-
Change in Unrealized Appreciation / (Depreciation)	(2,981)	-	-
Purchases	118,308	-	-
Sales	(1,153)	-	-
Transfers In / (Out)	-	370,813	1,670,012
Balance as of 06/30/11	$379,409	$370,813	$1,670,012
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/11	$(2,981)	$3,413	$28,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 78.1%
Equity Securities - 45.6%
Common Stock - 43.7%
Consumer Discretionary - 9.1%
21,900	Advance Auto Parts, Inc. (a)			$1,280,931
64,300	Aeropostale, Inc. (a)(b)			1,125,250
45,400	Airgas, Inc.			3,179,816
47,100	ANN, Inc. (a)(b)			1,229,310
154,800	Apollo Group, Inc., Class A (a)(b)			6,761,664
10,000	AutoZone, Inc. (a)(b)			2,948,500
307,700	Bed Bath & Beyond, Inc. (a)(b)			17,960,449
32,100	Biglari Holdings, Inc. (a)(b)			12,552,705
62,000	Brinker International, Inc. (a)			1,516,520
147,900	California Pizza Kitchen, Inc. (a)(b)(c)			2,731,713
463,000	CarMax, Inc. (a)(b)(c)			15,311,410
51,700	Cash America International, Inc.			2,991,879
5,000	Chipotle Mexican Grill, Inc. (a)(b)			1,540,950
60,100	Coach, Inc. (a)			3,842,193
400,000	Comcast Corp., Special Class A			9,692,000
92,800	Costco Wholesale Corp. (a)(c)			7,539,072
65,700	CROCS, Inc. (b)			1,691,775
441,536	CVS Caremark Corp. (a)(c)			16,592,923
82,400	DIRECTV, Class A (a)(b)			4,187,568
57,400	Dollar Tree, Inc. (a)(b)			3,823,988
81,700	Equifax, Inc. (a)			2,836,624
185,200	Expedia, Inc.			5,368,948
37,400	Factset Research Systems, Inc. (a)			3,826,768
14,200	Fossil, Inc. (a)(b)			1,671,624
150,000	GameStop Corp., Class A (b)			4,000,500
40,400	Gartner, Inc. (a)(b)			1,627,716
450,000	H&R Block, Inc.			7,218,000
29,800	Hasbro, Inc. (a)			1,309,114
63,600	Herman Miller, Inc. (a)			1,731,192
163,300	HOT Topic, Inc.			1,214,952
123,500	IAC/InterActiveCorp. (a)(b)			4,713,995
13,700	ITT Educational Services, Inc. (a)(b)			1,071,888
75,200	Knoll, Inc. (a)			1,509,264
180,000	Kohl's Corp. (a)(c)			9,001,800
34,738	Lear Corp.			1,857,788
300,000	Liberty Media Corp. - Interactive, Class A (b)			5,031,000
629,900	Lowe's Cos., Inc. (a)			14,682,969
78,600	Ltd. Brands, Inc. (a)			3,022,170
230,000	Mattel, Inc.			6,322,700
20,400	Navistar International Corp. (a)(b)			1,151,886
38,100	Oshkosh Corp. (a)(b)			1,102,614
83,300	Papa John's International, Inc. (a)(b)			2,770,558
34,200	PetSmart, Inc. (a)			1,551,654
61,400	Pool Corp. (a)			1,830,334
289,500	Robert Half International, Inc. (a)			7,825,185
78,200	Rollins, Inc. (a)			1,593,716
27,000	Royal Caribbean Cruises, Ltd. (b)(c)(d)			1,016,280
49,200	Sonic Automotive, Inc., Class A (a)			720,780
41,400	Starbucks Corp. (a)			1,634,886
287,000	Target Corp. (a)(c)			13,463,170
50,800	The Cato Corp., Class A (a)			1,463,040
51,900	The Cheesecake Factory, Inc. (a)(b)			1,628,103
39,300	The Corporate Executive Board Co. (a)			1,715,445
212,000	The Geo Group, Inc. (b)			4,882,360
68,200	The Goodyear Tire & Rubber Co. (a)(b)			1,143,714
46,100	The McGraw-Hill Cos., Inc. (a)			1,932,051
42,500	The Toro Co. (a)			2,571,250
110,350	The Walt Disney Co. (a)(c)			4,308,064
23,200	The Warnaco Group, Inc. (a)(b)			1,212,200
33,900	TJX Cos., Inc. (a)			1,780,767
160,000	Toyota Industries Corp., ADR			5,240,224
47,800	True Religion Apparel, Inc. (a)(b)			1,390,024
24,900	TRW Automotive Holdings Corp. (a)(b)			1,469,847
50,000	United Continental Holdings, Inc. (a)(b)			1,131,500
59,300	Vail Resorts, Inc. (a)			2,740,846
149,400	ValueClick, Inc. (a)(b)			2,480,040
550,900	Viacom, Inc., Class B			28,095,900
34,200	WABCO Holdings, Inc. (a)(b)			2,361,852
54,642	Warner Music Group Corp. (b)			449,157
94,300	Websense, Inc. (a)(b)			2,448,971
34,875	Weight Watchers International, Inc. (a)			2,632,017
11,500	Whirlpool Corp. (c)(d)			935,180
18,400	WW Grainger, Inc. (a)			2,827,160
52,100	Wyndham Worldwide Corp. (a)			1,753,165
				309,773,568

Consumer Staples - 6.8%
108,800	Aaron's, Inc. (a)			3,074,688
432,400	Allos Therapeutics, Inc. (a)(b)			925,336
23,500	Brown-Forman Corp., Class B (a)			1,755,215
49,700	Cardinal Health, Inc. (a)			2,257,374
36,700	CIGNA Corp. (a)			1,887,481
90,000	Clorox Co.			6,069,600
42,100	Coventry Health Care, Inc. (a)(b)			1,535,387
29,425	CSS Industries, Inc.			615,865
52,300	Deluxe Corp. (a)			1,292,333
69,300	Dr. Pepper Snapple Group, Inc. (a)			2,905,749
43,200	Elizabeth Arden, Inc. (a)(b)			1,254,096
19,700	Hansen Natural Corp. (a)(b)			1,594,715
75,200	Health Net, Inc. (a)(b)			2,415,424
73,100	Herbalife, Ltd. (a)			4,213,484
47,600	Hormel Foods Corp. (a)			1,418,956
200,000	Kraft Foods, Inc., Class A			7,046,000
185,000	Molson Coors Brewing Co., Class B			8,276,900
76,100	Natus Medical, Inc. (a)(b)			1,152,915
80,000	Novartis AG, ADR			4,888,800
542,000	PepsiCo, Inc. (c)			38,173,060
79,400	Sara Lee Corp. (a)			1,507,806
350,600	Smart Balance, Inc. (a)(b)			1,816,108
31,200	Sotheby's (a)			1,357,200
166,100	Spectrum Pharmaceuticals, Inc. (a)(b)			1,538,917
610,000	Sysco Corp.			19,019,800
72,000	Targacept, Inc. (a)(b)			1,517,040
265,800	The Coca-Cola Co. (a)(c)			17,885,682
28,900	The Hershey Co. (a)			1,642,965
16,400	The J.M. Smucker Co. (a)			1,253,616
741,000	The Procter & Gamble Co. (a)			47,105,370
275,000	The Western Union Co.			5,508,250
373,200	Walgreen Co. (a)			15,846,072
422,200	Wal-Mart Stores, Inc. (a)(c)			22,435,708
				231,187,912

Energy - 2.6%
162,500	Cal Dive International, Inc. (a)(b)			971,750
14,400	Chevron Corp. (a)			1,480,896
92,600	China Natural Gas, Inc. (b)			353,732
13,800	Cimarex Energy Co. (a)			1,240,896
216,200	ConocoPhillips (a)			16,256,078
75,400	El Paso Corp. (a)			1,523,080
150,000	Encana Corp.			4,618,500
41,100	Energen Corp. (a)			2,322,150
46,300	EOG Resources, Inc.			4,840,665
100,200	Helix Energy Solutions Group, Inc. (b)			1,659,312
30,800	Hess Corp. (a)			2,302,608
166,600	Marathon Oil Corp. (a)			8,776,488
123,600	Matrix Service Co. (b)			1,653,768
55,400	Murphy Oil Corp. (a)			3,637,564
17,000	Newfield Exploration Co. (a)(b)			1,156,340
15,100	Noble Energy, Inc. (a)			1,353,413
59,000	Occidental Petroleum Corp.			6,138,360
61,000	Oceaneering International, Inc. (a)			2,470,500
16,500	Oil States International, Inc. (a)(b)			1,318,515
108,000	Patterson-UTI Energy, Inc. (a)			3,413,880
152,700	Pioneer Drilling Co. (a)(b)			2,327,148
17,000	SM Energy Co. (a)			1,249,160
125,000	TransCanada Corp.			5,480,000
34,400	Unit Corp. (a)(b)			2,095,992
216,400	Vaalco Energy, Inc. (b)			1,302,728
112,600	Valero Energy Corp. (a)			2,879,182
91,100	Whiting Petroleum Corp. (b)			5,184,501
				88,007,206

Financial - 6.4%
9,540	ADFITECH, Inc. (b)			26,712
25,400	Aflac, Inc. (a)			1,185,672
8,200	Alleghany Corp. (a)(b)			2,731,502
239,000	American Express Co. (a)(c)			12,356,300
68,100	AON Corp.			3,493,530
53,200	Apartment Investment & Management Co., Class A REIT (a)			1,358,196
22,300	Bancfirst Corp. (a)			860,780
77,400	Banco Latinoamericano de Comerico Exterior SA, Class E (a)			1,340,568
35,900	Bank of the Ozarks, Inc. (a)			1,868,954
144	Berkshire Hathaway, Inc., Class A (a)(b)			16,719,120
65,600	Berkshire Hathaway, Inc., Class B (a)(b)(c)			5,076,784
52,300	CB Richard Ellis Group, Inc., Class A (a)(b)			1,313,253
115,000	Chemical Financial Corp. (a)			2,157,400
25,000	City National Corp. (a)			1,356,250
16,600	CME Group, Inc.			4,840,394
85,200	Cohen & Steers, Inc. (a)			2,824,380
54,600	Community Bank System, Inc. (a)			1,353,534
43,700	Erie Indemnity Co., Class A (a)			3,090,464
470	Fairfax Financial Holdings, Ltd.			188,536
7,500	First Citizens BancShares, Inc., Class A (a)			1,404,150
99,830	Franklin Resources, Inc. (a)(c)			13,106,680
46,800	Global Payments, Inc. (a)			2,386,800
109,900	Home Bancshares, Inc. (a)			2,598,036
52,000	Hospitality Properties Trust REIT (a)			1,261,000
240,700	Huntington Bancshares, Inc. (a)			1,578,992
79,200	Independent Bank Corp. (a)			2,079,000
180,800	International Bancshares Corp. (a)			3,024,784
18,200	Jones Lang LaSalle, Inc. (a)			1,716,260
216,600	KeyCorp (a)			1,804,278
55,700	Marsh & McLennan Cos., Inc. (a)			1,737,283
120,700	Meadowbrook Insurance Group, Inc. (a)			1,196,137
35,693	MF Global Holdings, Ltd. (b)			276,264
41,700	Moody's Corp. (a)			1,599,195
101,600	National Financial Partners Corp. (a)(b)			1,172,464
62,200	National Health Investors, Inc. REIT (a)			2,763,546
262,100	Net 1 UEPS Technologies, Inc. (a)(b)			2,275,028
181,100	Old National Bancorp (a)			1,955,880
190,000	Paychex, Inc.			5,836,800
195,900	People's United Financial, Inc. (a)			2,632,896
29,500	PNC Financial Services Group, Inc. (a)			1,758,495
330,170	PrivateBancorp, Inc. (a)			4,556,346
76,300	Provident Financial Services, Inc. (a)			1,092,616
28,500	PS Business Parks, Inc. REIT (a)			1,570,350
31,100	Public Storage REIT (a)			3,545,711
200,000	Resource America, Inc., Class A			1,174,000
234,100	Retail Opportunity Investments Corp. REIT (a)			2,518,916
42,000	T. Rowe Price Group, Inc. (a)			2,534,280
55,100	Taubman Centers, Inc. REIT (a)			3,261,920
301,160	The Bancorp, Inc. (b)			3,147,122
476,500	The Bank of New York Mellon Corp. (a)(c)			12,207,930
21,300	The Chubb Corp. (a)			1,333,593
120,400	The Goldman Sachs Group, Inc. (a)			16,024,036
56,800	The Hanover Insurance Group, Inc. (a)			2,141,928
28,200	The Macerich Co. REIT (a)			1,508,700
56,300	The NASDAQ OMX Group, Inc. (a)(b)			1,424,390
66,300	The Progressive Corp. (a)			1,417,494
111,400	The Travelers Cos., Inc. (a)			6,503,532
35,600	UMB Financial Corp. (a)			1,490,928
26,400	Ventas, Inc. REIT (a)			1,391,544
27,500	Waddell & Reed Financial, Inc., Class A (a)			999,625
762,500	Wells Fargo & Co. (a)(c)			21,395,750
83,100	WesBanco, Inc. (a)			1,633,746
175,000	WR Berkley Corp.			5,677,000
				216,857,754

Healthcare - 5.4%
84,000	Abbott Laboratories (a)(c)			4,420,080
77,400	Aetna, Inc. (a)			3,412,566
68,100	AMAG Pharmaceuticals, Inc. (a)(b)			1,280,280
81,800	AmerisourceBergen Corp. (a)			3,386,520
53,600	Amsurg Corp. (a)(b)			1,400,568
310,400	Becton Dickinson and Co. (a)			26,747,168
11,700	Biogen Idec, Inc. (a)(b)			1,250,964
26,800	Cerner Corp. (a)(b)			1,637,748
73,800	Charles River Laboratories International, Inc. (a)(b)			2,999,970
110,000	CR Bard, Inc.			12,084,600
60,600	Forest Laboratories, Inc. (a)(b)			2,384,004
98,900	Greatbatch, Inc. (a)(b)			2,652,498
22,700	Henry Schein, Inc. (a)(b)			1,625,093
65,500	Hill-Rom Holdings, Inc. (a)			3,015,620
52,300	ICU Medical, Inc. (a)(b)			2,285,510
21,400	IDEXX Laboratories, Inc. (a)(b)			1,659,784
441,500	Johnson & Johnson (a)(c)			29,368,580
26,200	Kinetic Concepts, Inc. (a)(b)			1,509,906
99,400	Luminex Corp. (a)(b)			2,077,460
35,100	Medco Health Solutions, Inc. (a)(b)			1,983,852
40,000	Medifast, Inc. (a)(b)			949,200
323,100	Medtronic, Inc. (a)(c)			12,449,043
66,400	Myriad Genetics, Inc. (a)(b)			1,507,944
209,100	PDL BioPharma, Inc. (a)			1,227,417
650,000	Pfizer, Inc.			13,390,000
216,100	Quest Diagnostics, Inc. (a)			12,771,510
115,100	Quidel Corp. (a)(b)			1,743,765
58,500	SonoSite, Inc. (a)(b)			2,057,445
179,000	St. Jude Medical, Inc. (a)(c)(d)			8,534,720
110,000	Stryker Corp.			6,455,900
13,700	Techne Corp. (a)			1,142,169
23,500	Teleflex, Inc. (a)			1,434,910
129,200	UnitedHealth Group, Inc. (a)			6,664,136
29,900	Universal Health Services, Inc., Class B (a)			1,540,747
48,500	WellPoint, Inc. (a)			3,820,345
				182,872,022

Industrial - 3.4%
28,400	Alliant Techsystems, Inc. (a)			2,025,772
69,200	Applied Industrial Technologies, Inc. (a)			2,464,212
32,800	Aptargroup, Inc. (a)			1,716,752
84,000	AVX Corp. (a)			1,280,160
296,012	Cemex SAB de CV, ADR (a)(b)			2,545,703
78,800	Chicago Bridge & Iron Co. NV (a)			3,065,320
70,100	Compass Diversified Holdings LP (a)			1,155,949
123,900	CSX Corp. (a)			3,248,658
10,700	Cummins, Inc. (a)			1,107,343
109,000	Diana Shipping, Inc. (a)(b)			1,194,640
66,700	EMCOR Group, Inc. (a)(b)			1,954,977
60,100	Encore Wire Corp. (a)			1,455,622
12,600	Gardner Denver, Inc. (a)			1,059,030
42,500	Garmin, Ltd. (a)			1,403,775
15,500	Goodrich Corp. (a)			1,480,250
70,300	Graco, Inc. (a)			3,561,398
23,800	Greif, Inc., Class A (a)			1,547,714
85,600	ITT Corp.			5,044,408
65,500	Jabil Circuit, Inc. (a)			1,323,100
29,300	JB Hunt Transport Services, Inc. (a)			1,379,737
347	Kansas City Southern (a)(b)			20,588
35,300	KBR, Inc. (a)			1,330,457
16,700	L-3 Communications Holdings, Inc. (a)			1,460,415
45,800	Layne Christensen Co. (b)			1,389,572
22,600	Lincoln Electric Holdings, Inc. (a)			810,210
246,400	Lockheed Martin Corp. (a)(c)			19,951,008
8,800	Mettler-Toledo International, Inc. (a)(b)			1,484,296
36,000	Mine Safety Appliances Co. (a)			1,344,240
87,400	Movado Group, Inc. (a)			1,495,414
158,700	Myers Industries, Inc. (a)			1,631,436
23,000	Nordson Corp. (a)			1,261,550
52,000	Overseas Shipholding Group, Inc. (a)			1,400,880
169,300	Pulse Electronics Corp. (a)			748,306
43,900	Raytheon Co. (a)			2,188,415
54,568	Rock-Tenn Co., Class A			3,620,041
17,000	Rockwell Automation, Inc. (a)			1,474,920
237,800	SAIC, Inc. (b)			3,999,796
44,600	Sonoco Products Co. (a)			1,585,084
54,400	Sturm Ruger & Co., Inc. (a)			1,194,080
121,950	The Boeing Co. (a)(c)			9,015,763
139,100	Tyco International, Ltd.			6,875,713
112,050	United Parcel Service, Inc., Class B (a)(c)			8,171,806
540	USG Corp. (a)(b)(c)			7,744
16,600	Waters Corp. (a)(b)			1,589,284
49,800	Zebra Technologies Corp., Class A (a)(b)			2,100,066
				116,165,604

Information Technology - 5.6%
210,600	Accenture PLC, Class A (a)(c)(d)			12,724,452
116,200	ACI Worldwide, Inc. (a)(b)			3,924,074
656,700	Activision Blizzard, Inc. (a)			7,670,256
42,500	Adobe Systems, Inc. (a)(b)			1,336,625
43,800	Advent Software, Inc. (a)(b)			1,233,846
15,000	Alliance Data Systems Corp. (a)(b)			1,411,050
26,300	Altera Corp. (a)			1,219,005
43,400	Apple, Inc. (b)			14,568,078
81,300	Applied Materials, Inc. (a)			1,057,713
96,400	Atmel Corp. (a)(b)			1,356,348
66,700	ATMI, Inc. (a)(b)			1,362,681
252,100	Automatic Data Processing, Inc. (a)			13,280,628
46,700	Blackbaud, Inc. (a)			1,294,524
33,700	BMC Software, Inc. (a)(b)			1,843,390
153,100	CA, Inc. (a)			3,496,804
22,500	CACI International, Inc., Class A (a)(b)			1,419,300
86,500	CGI Group, Inc., Class A (a)(b)			2,132,225
170,000	Corning, Inc.			3,085,500
27,100	DST Systems, Inc. (a)			1,430,880
27,700	Dun & Bradstreet Corp. (a)			2,092,458
129,400	Electronic Arts, Inc. (b)			3,053,840
76,700	Electronics for Imaging, Inc. (a)(b)			1,320,774
134,300	EPIQ Systems, Inc. (a)			1,909,746
93,100	Fair Isaac Corp. (a)			2,811,620
108,100	Fidelity National Information Services, Inc. (a)			3,328,399
33,400	Fiserv, Inc. (a)(b)			2,091,842
450,800	Hewlett-Packard Co. (c)			16,409,120
185,400	Integrated Device Technology, Inc. (a)(b)			1,457,244
10,600	International Business Machines Corp. (a)(c)			1,818,430
59,000	Intuit, Inc. (b)			3,059,740
23,700	Lam Research Corp. (a)(b)			1,049,436
172,900	Lawson Software, Inc. (a)(b)			1,939,938
373,900	LSI Corp. (a)(b)			2,662,168
32,900	Manhattan Associates, Inc. (a)(b)			1,133,076
33,500	MICROS Systems, Inc. (a)(b)			1,665,285
1,504,800	Microsoft Corp. (a)(c)			39,124,800
55,000	MTS Systems Corp. (a)			2,300,650
27,800	NetApp, Inc. (a)(b)			1,467,284
45,000	Novellus Systems, Inc. (a)(b)			1,626,300
66,300	Parametric Technology Corp. (a)(b)			1,520,259
83,500	QLogic Corp. (a)(b)			1,329,320
31,000	Red Hat, Inc. (a)(b)			1,422,900
126,000	Research In Motion, Ltd. (a)(b)(c)			3,635,100
30,600	SanDisk Corp. (a)(b)			1,269,900
45,100	SEI Investments Co. (a)			1,015,201
82,300	Silicon Graphics International Corp. (a)(b)			1,415,560
144,000	Symantec Corp. (a)(b)			2,839,680
68,100	Tessera Technologies, Inc. (a)(b)			1,167,234
64,100	Texas Instruments, Inc. (a)			2,104,403
81,600	Tyler Technologies, Inc. (a)(b)			2,185,248
481,400	United Online, Inc. (a)			2,902,842
				190,977,176

Materials - 0.4%
59,000	Barrick Gold Corp.			2,672,110
16,700	Eastman Chemical Co. (a)			1,704,569
43,400	Freeport-McMoRan Copper & Gold, Inc. (a)			2,295,860
56,200	H.B. Fuller Co. (a)			1,372,404
23,800	International Flavors & Fragrances, Inc. (a)			1,528,912
29,200	Minerals Technologies, Inc. (a)			1,935,668
18,500	PPG Industries, Inc. (a)			1,679,615
22,300	Sigma-Aldrich Corp. (a)			1,636,374
				14,825,512

Telecommunication Services - 2.7%
94,100	Amdocs, Ltd. (a)(b)			2,859,699
27,100	American Tower Corp., Class A (a)(b)			1,417,330
55,000	AOL, Inc. (a)(b)			1,092,300
99,400	Arris Group, Inc. (a)(b)			1,154,034
927,000	Cisco Systems, Inc. (c)			14,470,470
44,800	Comtech Telecommunications Corp.			1,256,192
30,300	Discovery Communications, Inc., Class A (a)(b)			1,241,088
91,900	Gannett Co., Inc. (a)			1,316,008
60,800	NeuStar, Inc., Class A (b)			1,592,960
2,300,000	News Corp., Class A			40,710,000
35,900	Plantronics, Inc. (a)			1,311,427
96,300	QUALCOMM, Inc.			5,468,877
36,300	SBA Communications Corp., Class A (a)(b)			1,386,297
1,100,000	Sprint Nextel Corp. (a)(b)(c)			5,929,000
263,000	Time Warner, Inc. (a)			9,565,310
44,900	Virgin Media, Inc. (a)			1,343,857
				92,114,849

Utilities - 1.3%
72,800	Alliant Energy Corp. (a)			2,960,048
40,000	Calpine Corp. (b)			645,200
107,900	DPL, Inc. (a)			3,254,264
63,000	Edison International (a)			2,441,250
92,500	El Paso Electric Co. (a)			2,987,750
51,800	Entergy Corp. (a)			3,536,904
357,300	Exelon Corp. (a)			15,306,732
147,500	Great Plains Energy, Inc. (a)			3,057,675
21,200	ITC Holdings Corp. (a)			1,521,524
24,500	OGE Energy Corp. (a)			1,232,840
106,100	Public Service Enterprise Group, Inc. (a)			3,463,104
75,100	Questar Corp. (a)			1,330,021
51,200	Sempra Energy (a)			2,707,456
				44,444,768
Total Common Stock
(Cost $1,262,339,663)				1,487,226,371

	Security
Shares	Description	Rate		Value
Preferred Stock - 1.9%
Consumer Discretionary - 0.3%
15,383	Callaway Golf Co., Series B (a)	7.50%		1,631,614
79,253	General Motors Co., Series B (a)	4.75		3,862,791
13,829	Newell Financial Trust I (a)	5.25		653,420
9,473	The Goodyear Tire & Rubber Co. (a)	5.88		526,888
1,978	The Interpublic Group of Cos., Inc., Series B (a)	5.25		2,203,492
				8,878,205

Consumer Staples - 0.1%
29,706	Bunge, Ltd. (a)	4.88		2,992,880

Energy - 0.3%
3,167	ATP Oil & Gas Corp. (a)(e)	8.00		287,405
1,774	Chesapeake Energy Corp. (a)(e)	5.75		2,239,675
5,913	Energy XXI Bermuda, Ltd. (a)	5.63		2,173,027
51,861	Goodrich Petroleum Corp., Series B (a)	5.38		2,246,230
22,152	SandRidge Energy, Inc. (a)	8.50		3,482,073
				10,428,410

Financial - 0.7%
150,255	2009 Dole Food Automatic Common Exchange Security Trust (a)(e)	7.00		1,934,533
184,221	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00		4,743,691
65,428	AMG Capital Trust II (a)	5.15		2,797,047
40,079	Aspen Insurance Holdings, Ltd., Series AHL (a)	5.63		2,086,914
1,247	Bank of America Corp., Series L (a)	7.25		1,250,429
12,158	Forest City Enterprises, Inc., Series A (a)	7.00		826,695
50,408	Health Care REIT, Inc., Series I (a)	6.50		2,603,573
18,315	KeyCorp, Series A (a)	7.75		2,051,280
15,413	Lexington Realty Trust, Series C	6.50		697,438
84,296	Synovus Financial Corp. (a)	8.25		1,706,994
86,217	UBS AG (a)(f)	9.38		2,336,912
1,375	Wells Fargo & Co., Series L	7.50		1,457,500
8,357	Wintrust Financial Corp. (a)	7.50		438,962
				24,931,968

Healthcare - 0.2%
8,356	Alere, Inc., Series B (a)	3.00		2,331,324
70	Healthsouth Corp. (a)(e)	6.50		78,767
3,936	Healthsouth Corp., Series A (a)	6.50		4,428,984
8,162	Omnicare Capital Trust II, Series B (a)	4.00		394,837
				7,233,912

Industrial - 0.1%
55,630	Continental Airlines Finance Trust II (a)	6.00		2,100,033

Information Technology - 0.0%
3,222	Unisys Corp., Series A (a)	6.25		252,959

Materials - 0.0%
25,233	AngloGold Ashanti, Ltd. (a)	6.00		1,258,874

Telecommunication Services - 0.0%
3,040	Nielsen Holdings NV (a)	6.25		187,910

Utilities - 0.2%
34,015	CenterPoint Energy, Inc. (a)(g)	0.25		1,250,051
21,404	NextEra Energy, Inc. (a)	8.38		1,109,797
18,200	PPL Corp. (a)	9.50		1,019,200
31,250	PPL Corp. (a)	8.75		1,715,938
				5,094,986
Total Preferred Stock
(Cost $55,694,575)				63,360,137
Total Equity Securities
(Cost $1,318,034,238)				1,550,586,508

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 28.3%
Asset Backed Obligations - 7.4%
$586,518	ACE Securities Corp., Series 2007-HE1 A2A (g)	0.28%	01/25/37	$205,745
130,968	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(g)	3.09	03/25/36	83,569
209,909	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (a)(g)	0.51	07/25/35	176,472
2,038,957	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (g)	3.18	03/25/36	1,234,408
105,552	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(g)	5.56	03/25/36	70,347
3,618,938	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (g)	0.34	03/25/37	1,490,943
1,978,765	Aerco, Ltd., Series 2A A3 (a)(e)(g)	0.65	07/15/25	1,592,906
881,352	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (a)(e)(f)(g)	0.45	06/14/37	788,833
190,039	Alliance Bancorp Trust, Series 2007-OA1 A1 (g)	0.43	07/25/37	98,690
962,983	Alta Wind Holdings, LLC (e)	7.00	06/30/35	1,024,897
1,015,000	American Airlines Pass Through Trust, Series 2001-02 (a)	7.86	10/01/11	1,027,687
824,630	American Home Mortgage Assets, Series 2007-4 A2 (g)	0.38	08/25/37	591,920
1,055,000	Argent Securities, Inc., Series 2005-W5 A2D (g)	0.51	01/25/36	451,732
1,000,000	Asset Backed Funding Certificates, Series 2006-HE1 A2C (g)	0.35	01/25/37	365,357
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(g)	1.44	05/25/37	118,070
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.19	06/25/37	750,320
1,200,000	Astoria Depositor Corp. (e)	8.14	05/01/21	1,152,000
1,004,360	AWAS Aviation Capital, Ltd. (e)	7.00	10/15/16	1,035,746
1,209,562	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (a)(e)(f)(g)	0.49	11/14/33	1,049,106
350,458	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	269,747
175,000	Banc of America Commercial Mortgage, Inc., Series 2005-2 A5 (a)(g)	4.86	07/10/43	188,293
220,621	Banc of America Funding Corp., Series 2005-B 3A1B (a)(g)	0.50	04/20/35	176,857
7,000,000	Banc of America Funding Corp., Series 2006-D 1A2 (g)	0.47	05/20/36	1,423,642
94,441	Banc of America Funding Corp., Series 2006-E 2A1 (a)(g)	2.87	06/20/36	67,263
375,695	Banc of America Funding Corp., Series 2006-F 1A1 (a)(g)	2.84	07/20/36	316,331
245,996	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.38	10/20/36	133,729
550,538	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	406,098
177,556	Banc of America Funding Corp., Series 2007-E 4A1 (g)	5.66	07/20/47	120,678
1,225,000	Bayview Commercial Asset Trust, Series 2006-SP1 M1 (a)(e)(g)	0.64	04/25/36	894,741
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(g)	5.50	12/28/35	106,276
307,433	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(g)	5.57	08/25/47	189,116
1,195,356	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (g)	2.74	05/25/35	782,652
245,480	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(g)	0.46	10/25/35	157,784
503,236	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	2.71	02/25/36	348,295
2,519,978	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (g)	3.00	03/25/36	1,290,467
247,128	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(g)	2.90	03/25/36	127,011
1,590,395	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.38	05/25/36	740,978
200,000	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (a)(g)	0.56	08/25/35	171,233
120,000	Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1 A2 (a)(g)	4.72	11/11/35	123,362
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.32	07/25/37	939,884
327,065	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.44	11/25/37	317,264
3,400,000	Brazos Higher Education Authority, Series 2010-1 A2 (a)(g)	1.46	02/25/35	3,246,632
795,246	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	785,225
1,300,000	Centex Home Equity, Series 2006-A AV4 (g)	0.44	06/25/36	776,968
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (a)(g)	2.94	12/25/35	99,955
459,670	Chaseflex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	326,975
2,383,014	Chaseflex Trust, Series 2007-M1 1A2 (g)	0.42	08/25/37	1,274,929
3,535,025	CIT Education Loan Trust, Series 2007-1 A (a)(e)(g)	0.34	03/25/42	3,231,164
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	1,038,436
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	1,038,249
75,000	Citigroup Commerical Mortgage Trust, Series 2007-C6 A4 (a)(g)	5.89	12/10/49	81,996
380,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	242,986
2,850,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (g)	0.36	07/25/45	1,088,824
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (g)	0.46	01/25/37	2,182
44,898	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (g)	0.48	01/25/37	41
825,724	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	5.67	07/25/37	582,179
3,110,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (g)	0.39	01/25/37	1,435,069
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (g)	0.59	03/25/37	334,951
845,280	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (g)	0.35	06/25/37	615,966
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.24	07/25/37	1,790,057
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(g)	1.49	07/25/37	105,189
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (a)(g)	5.89	11/15/44	174,770
188,447	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	138,786
69,841	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	51,330
1,288,629	Conseco Finance Securitizations Corp., Series 2001-4 A4 (a)	7.36	09/01/33	1,391,852
1,250,000	Conseco Finance, Series 2002-C BF1 (g)	8.00	06/15/32	1,266,826
1,133,109	Conseco Financial Corp., Series 1997-1 A6 (a)	7.29	03/15/28	1,209,700
486,524	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	487,740
798,465	Continental Airlines Pass Through Trust, Series 2009-1	9.00	07/08/16	921,189
1,018,820	Coso Geothermal Power Holdings (e)	7.00	07/15/26	848,711
80,597	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	82,526
618,636	Countrywide Alternative Loan Trust, Series 2005-36 2A1A (g)	0.50	08/25/35	314,518
252,651	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (g)	5.47	10/25/35	200,184
95,990	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	75,166
424,273	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	376,074
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	677,337
613,327	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.46	08/25/35	305,280
381,094	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(g)	0.51	12/25/36	188,785
58,578	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	44,171
2,069,612	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (g)	1.12	08/25/46	1,180,817
4,271,873	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (g)	0.35	02/25/47	2,648,038
452,729	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	356,520
361,290	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	280,516
430,228	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (g)	0.28	04/25/47	411,625
1,740,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (g)	0.31	06/25/47	1,397,881
618,524	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.09	10/25/47	433,307
43,170	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (a)(g)	0.25	06/25/47	42,552
1,640,291	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	3.00	04/20/35	1,093,369
263,954	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9 1A1 (a)(g)	0.49	05/25/35	181,777
948,096	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (a)(g)	5.25	06/25/47	669,946
458,766	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(g)	5.76	06/25/47	386,799
119,685	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(g)	5.68	09/25/47	87,650
20,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3 A3 (a)	5.60	07/15/35	20,633
27,879	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.71	10/25/33	23,737
174,809	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8 A1 (a)	4.50	07/25/20	167,650
1,083,270	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (a)(g)	0.79	07/25/36	528,856
231,296	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	191,184
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	605,877
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB6 A24 (g)	0.44	07/25/36	542,860
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.43	10/25/36	495,591
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.30	10/25/36	1,322,866
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.30	11/25/36	197,785
3,100,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.34	11/25/36	1,092,682
3,520,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.42	11/25/36	1,269,900
3,098,773	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (a)(h)	5.68	02/25/37	1,878,419
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.44	04/25/37	503,941
1,142,943	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90	05/25/37	660,074
1,151,682	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	1,163,199
5,600,000	Deutsche ALT-A Securities Inc. Alternate Loan Trust, Series 2007-AR3 2A4 (g)	0.54	06/25/37	1,462,600
340,281	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	223,325
1,234,785	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (g)	0.35	01/25/47	705,856
1,914,752	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (g)	1.05	04/25/47	1,234,456
3,724,249	Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1 2A1A (g)	0.33	04/19/47	2,392,727
2,015,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B (a)	7.67	11/08/16	1,793,350
1,200,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.38	04/25/37	507,179
77,935	Equity One ABS, Inc., Series 2002-4 M1 (a)(g)	5.22	02/25/33	63,071
1,728,968	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (a)(g)	0.42	12/25/37	18,821
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (g)	0.33	01/25/38	380,104
1,268,953	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (g)	2.38	05/25/35	917,286
600,628	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	430,306
707,755	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (a)(g)	0.56	02/25/37	401,767
1,130,000	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (a)(g)	2.73	01/25/36	798,413
4,250,000	First NLC Trust, Series 2005-4 A4 (g)	0.58	02/25/36	1,928,008
298,648	FPL Energy National Wind Portfolio, LLC (a)(e)	6.13	03/25/19	291,380
175,111	FPL Energy Wind Funding, LLC (a)(e)	6.88	06/27/17	159,351
1,223,394	GE Business Loan Trust, Series 2003-2A A (e)(g)	0.56	11/15/31	1,126,856
1,273,137	GE Business Loan Trust, Series 2004-1 A (a)(e)(g)	0.48	05/15/32	1,184,327
1,350,000	GE Business Loan Trust, Series 2005-1A A3 (a)(e)(g)	0.44	06/15/33	1,212,674
1,731,298	GE Business Loan Trust, Series 2005-2A A (a)(e)(g)	0.43	11/15/33	1,543,400
1,240,000	GE Corporate Aircraft Financing, LLC, Series 2005-1A C (a)(e)(f)(g)	1.49	08/26/19	1,122,200
283,333	GE Seaco Finance SRL, Series 2004-1A A (e)(f)(g)	0.49	04/17/19	278,021
927,500	GE Seaco Finance SRL, Series 2005-1A A (a)(e)(g)	0.44	11/17/20	882,893
1,275,440	Genesis Funding, Ltd., Series 2006-1A G1 (a)(e)(f)(g)	0.43	12/19/32	1,125,575
1,276,000	Green Tree Financial Corp., Series 1996-10 M1 (g)	7.24	11/15/28	1,347,504
176,547	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	175,663
1,250,000	Green Tree, Series 2008-MH1 A2 (a)(e)(g)	8.97	04/25/38	1,395,811
1,450,633	Green Tree, Series 2008-MH1 A3 (a)(e)(g)	8.97	04/25/38	1,618,702
205,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 (a)(g)	5.32	06/10/36	220,401
1,305,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (g)	6.08	07/10/38	1,450,504
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (a)	5.44	03/10/39	193,337
706,425	GSAA Trust, Series 2005-12 AF3 (g)	5.07	09/25/35	665,420
1,640,053	GSAA Trust, Series 2006-16 A1 (g)	0.25	10/25/36	772,677
1,641,652	GSAA Trust, Series 2006-19 A1 (g)	0.28	12/25/36	689,929
1,596,786	GSAA Trust, Series 2006-20 1A1 (g)	0.26	12/25/46	710,992
1,308,470	GSAA Trust, Series 2006-9 A4A (g)	0.43	06/25/36	621,545
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.29	03/25/47	190,056
1,697,337	GSAA Trust, Series 2007-4 A1 (g)	0.29	03/25/37	760,765
1,598,361	GSAA Trust, Series 2007-5 2A3A (g)	0.51	04/25/47	944,703
917,277	GSAMP Trust, Series 2007-FM2 A2B (g)	0.28	01/25/37	325,744
500,101	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	3.15	12/25/34	352,974
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(g)	2.28	08/25/34	1,309,266
333,211	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	2.85	10/25/35	248,919
1,413,155	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (g)	2.88	05/25/47	1,001,762
19,261	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (a)(g)	0.59	11/19/34	13,088
203,127	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (a)(g)	5.77	06/19/36	118,357
1,870,122	Harborview Mortgage Loan Trust, Series 2007-5 A1A (g)	0.38	09/19/37	1,169,357
289,920	Homebanc Mortgage Trust, Series 2004-1 2A (g)	1.05	08/25/29	214,815
315,747	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (a)(g)	5.53	09/25/37	193,773
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (g)	0.43	03/20/36	760,257
11,097	HSBC Home Equity Loan Trust, Series 2006-4 A2F (a)(h)	5.32	03/20/36	11,082
800,000	HSBC Home Equity Loan Trust, Series 2006-4 A3V (g)	0.34	03/20/36	771,131
625,000	HSBC Home Equity Loan Trust, Series 2007-1 M1 (g)	0.57	03/20/36	468,775
1,300,000	HSBC Home Equity Loan Trust, Series 2007-2 M1 (a)(g)	0.50	07/20/36	886,881
1,000,000	HSBC Home Equity Loan Trust, Series 2007-2 M2 (g)	0.56	07/20/36	621,767
574,161	HSBC Home Equity Loan Trust, Series 2007-3 APT (a)(g)	1.39	11/20/36	512,842
1,390,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (g)	2.44	11/20/36	1,094,713
230,958	Impac CMB Trust, Series 2005-1 1A1 (a)(g)	0.71	04/25/35	182,039
1,464,684	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,565,909
88,128	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (a)(g)	5.61	08/25/36	82,458
290,843	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(g)	5.84	11/25/37	235,166
1,094,988	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (g)	0.58	12/25/34	664,564
741,967	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.05	09/25/34	491,807
430,703	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(g)	2.72	05/25/35	243,959
1,241,523	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(g)	4.04	08/25/36	580,685
106,133	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(g)	5.13	09/25/36	51,992
216,668	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(g)	0.36	11/25/36	108,771
317,804	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	5.26	01/25/37	256,217
3,733,697	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (g)	0.37	02/25/37	1,722,689
927,855	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	3.09	05/25/36	476,730
4,337,360	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (g)	2.84	05/25/36	2,464,467
548,717	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(g)	5.51	05/25/36	291,104
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(g)	5.16	12/25/35	268,327
892,838	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (g)	4.97	05/25/37	459,697
3,035,342	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (g)	4.99	05/25/37	1,645,406
4,679,843	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (g)	4.79	06/25/37	2,435,093
107,164	Indymac Index Mortgage Loan Trust, Series 2007-FLX1 A1 (a)(g)	0.29	02/25/37	103,809
366,990	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (a)(g)	0.38	04/25/37	162,144
1,417,130	Indymac Manufactured Housing Contract, Series 1998-2 A4 (a)(g)	6.64	12/25/27	1,415,212
1,315,893	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.64	08/15/16	1,227,294
3,687,685	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (g)	2.74	05/25/36	2,155,896
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (g)	6.30	09/25/36	868,186
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (g)	6.05	11/25/36	806,086
239,541	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (g)	0.29	06/25/37	220,955
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (a)(g)	6.07	04/15/45	183,331
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	2,001,242
450,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (a)(g)	0.48	01/25/36	180,014
4,396,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(g)	0.40	03/25/37	1,870,125
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (a)(g)	0.30	05/25/37	1,187,848
2,400,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (h)	5.76	03/25/47	1,323,424
2,813,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (g)	0.47	03/25/47	1,013,973
607,576	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.43	08/25/35	592,872
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (g)	5.66	04/25/36	161,742
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (a)(g)	5.66	04/25/36	2,011,028
2,591,650	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (g)	2.86	05/25/36	1,773,397
1,535,486	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (a)(g)	2.97	07/25/35	1,445,262
106,140	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(g)	5.63	04/25/37	98,975
525,000	Lease Investment Flight Trust, Series 1 A1 (g)	0.58	07/15/31	351,750
1,725,000	Lease Investment Flight Trust, Series 1 A2 (g)	0.62	07/15/31	1,155,750
1,503,195	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (a)(g)	6.47	08/15/28	1,616,651
667,329	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	656,723
249,575	Lehman XS Trust, Series 2005-6 1A1 (g)	0.45	11/25/35	119,152
2,500,000	Lehman XS Trust, Series 2005-6 3A3A (h)	5.76	11/25/35	1,186,969
2,450,523	Lehman XS Trust, Series 2006-13 1A2 (g)	0.36	09/25/36	1,419,471
4,998,476	Lehman XS Trust, Series 2006-13 1A3 (g)	0.48	09/25/36	1,141,399
1,575,508	Lehman XS Trust, Series 2006-14N 3A2 (a)(g)	0.31	08/25/36	760,015
2,502,117	Lehman XS Trust, Series 2006-19 A2 (g)	0.36	12/25/36	1,413,519
2,650,830	Lehman XS Trust, Series 2006-9 A1B (g)	0.35	05/25/46	1,466,150
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (g)	0.39	07/25/47	838,693
969,709	Lehman XS Trust, Series 2007-16N 2A2 (a)(g)	1.04	09/25/47	638,248
1,700,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (g)	2.84	11/21/34	1,631,125
352,649	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.69	11/25/35	200,295
885,000	MASTR Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.40	05/25/37	368,739
23,653	MASTR Seasoned Securities Trust, Series 2004-1 4A1 (a)(g)	2.93	10/25/32	21,436
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.44	04/25/37	540,801
1,836,100	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(g)	0.37	06/25/37	679,287
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.44	06/25/37	731,583
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.44	07/25/37	1,295,932
4,162,596	Merrill Lynch Mortgage Investors, Inc., Series 2006-A1 1A1 (g)	2.83	03/25/36	2,486,504
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (g)	5.17	12/12/49	1,227,397
750,239	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	784,545
757,069	Midwest Generation, LLC, Series B	8.56	01/02/16	785,460
451,634	Mirant Mid Atlantic Pass Through Trust, Series B	9.13	06/30/17	485,507
608,934	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	682,006
200,000	Morgan Stanley ABS Capital I, Series 2004-NC7 M2 (a)(g)	0.81	07/25/34	168,772
1,700,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (g)	0.48	01/25/36	878,149
1,900,000	Morgan Stanley ABS Capital I, Series 2006-HE5 A2C (g)	0.33	08/25/36	980,173
4,000,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (g)	0.48	02/25/36	1,539,118
1,935,000	Morgan Stanley ABS Capital I, Series 2007-HE1 A2C (g)	0.34	11/25/36	621,144
175,000	Morgan Stanley Capital I, Series 2005-T19 A4A (a)	4.89	06/12/47	188,963
120,000	Morgan Stanley Capital I, Series 2006-HQ9 A4 (a)(g)	5.73	07/12/44	132,462
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (a)(g)	5.16	10/12/52	968,028
105,000	Morgan Stanley Capital I, Series 2006-T23 A4 (a)(g)	5.99	08/12/41	117,635
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,499,914
165,000	Morgan Stanley Capital I, Series 2007-T27 A4 (a)(g)	5.79	06/11/42	182,919
1,786,501	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	911,381
2,633,307	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96	06/25/36	1,435,397
314,306	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	232,856
1,720,569	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (g)	0.28	12/25/36	675,359
1,693,530	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.31	04/25/37	716,657
2,700,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.47	09/25/36	1,640,998
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (g)	0.34	03/25/37	1,800,956
180,000	NCUA Guaranteed Notes, Series 2010-C1 A2 (a)	2.90	10/29/20	179,935
353,328	NCUA Guaranteed Notes, Series 2010-R2 1A (a)(g)	0.56	11/06/17	353,437
192,253	NCUA Guaranteed Notes, Series 2010-R2 2A (a)(g)	0.66	11/05/20	191,953
171,773	NCUA Guaranteed Notes, Series 2010-R3 1A (a)(g)	0.75	12/08/20	172,753
143,008	NCUA Guaranteed Notes, Series 2010-R3 2A (a)(g)	0.75	12/08/20	143,650
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (g)	0.53	04/25/37	385,803
1,576,370	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (g)	0.36	12/25/36	702,437
471,276	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	247,556
160,000	Nomura Asset Securities Corp., Series 1998-D6 A3 (a)(g)	7.52	03/15/30	173,887
1,470,873	Nomura Home Equity Loan, Inc., Series 2005-HE1 M3 (g)	0.67	09/25/35	987,218
3,400,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (a)(g)	1.28	10/25/41	3,171,146
1,329,709	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	1,388,024
413,137	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (g)	5.64	12/25/35	407,058
1,039,391	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (g)	0.46	07/25/36	508,792
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (g)	0.37	07/25/37	502,542
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (g)	0.44	07/25/37	285,815
2,640,000	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6 A2C (a)(g)	0.35	09/25/37	842,458
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (g)	0.50	06/25/47	869,896
1,030,000	Prudential Holdings, LLC (e)	8.70	12/18/23	1,251,018
1,094,781	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	1,182,363
586,450	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (a)(g)	4.11	12/25/35	406,307
638,619	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.59	10/25/45	365,103
797,100	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(g)	1.28	01/25/46	457,154
648,874	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	414,426
353,905	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	252,537
500,257	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	326,365
258,639	Residential Accredit Loans, Inc., Series 2007-QS5- A1	5.50	03/25/37	165,391
508,689	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	362,370
974,265	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	656,272
138,959	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (a)(g)	4.03	01/25/33	136,159
523,113	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	550,066
950,513	Residential Asset Mortgage Products, Inc., Series 2005-SL1 A3	7.50	05/25/32	936,553
584,037	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	395,374
1,576,422	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.59	05/25/37	659,400
1,615,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.36	10/25/46	742,043
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.34	01/25/47	528,308
3,500,000	Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2 A2D (g)	0.43	07/25/36	1,328,085
2,200,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5 A2C (g)	0.54	05/25/37	800,574
250,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (a)(g)	0.34	12/25/36	90,351
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.33	01/25/37	952,924
360,000	SG Mortgage Securities Trust, Series 2006-OPT2 A3C (a)(g)	0.34	10/25/36	104,260
1,000,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (g)	0.43	01/25/37	382,888
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (g)	0.43	07/25/36	468,328
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (g)	0.49	01/25/37	488,408
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (g)	0.44	07/25/37	1,284,095
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (g)	0.46	07/25/37	3,175
446,739	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(g)	5.59	02/25/36	398,517
845,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.59	02/25/36	522,410
97,002	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(g)	5.38	04/25/47	65,362
2,121,022	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (g)	0.39	10/25/36	1,314,477
2,225,284	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (g)	0.38	09/25/47	1,337,559
3,050,000	Structured Asset Mortgage Investments, Inc., Series 2007-AR4 A3 (g)	0.41	09/25/47	1,204,902
4,299,610	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (g)	1.78	08/25/47	2,401,976
1,687,507	Structured Asset Securities Corp., Series 2003-26A 3A5 (a)(g)	2.55	09/25/33	1,524,407
177,176	Structured Asset Securities Corp., Series 2003-34A 5A4 (a)(g)	2.55	11/25/33	171,624
235,040	Structured Asset Securities Corp., Series 2005-4XS 2A1A (a)(g)	1.94	03/25/35	174,278
499,333	TAL Advantage, LLC, Series 2010-2A A (e)	4.30	10/20/25	522,404
239,583	TAL Advantage, LLC, Series 2011-1A A (e)	4.60	01/20/26	247,062
595,000	TAL Advantage, LLC, Series 2011-2A A (e)	4.31	05/20/26	585,546
372,083	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(g)	0.44	05/15/20	359,255
925,000	Textainer Marine Containers, Ltd., Series 2011-1A A (a)(e)(f)	4.70	06/15/26	925,287
485,069	Trinity Rail Leasing LP, Series 2006-1A A1 (a)(e)	5.90	05/14/36	498,913
1,070,000	Trip Rail Master Funding, LLC, Series 2011-1A A1A (e)	4.37	07/15/41	1,070,000
843,700	Triton Container Finance, LLC, Series 2006-1A (a)(e)(g)	0.36	11/26/21	796,882
618,750	Triton Container Finance, LLC, Series 2007-1A (a)(e)(g)	0.33	02/26/19	594,329
818,209	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	927,644
3,600,000	U.S. Education Loan Trust, LLC, Series 2006-2A A1 (a)(e)(g)	0.43	03/01/31	3,248,975
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (a)(g)	5.13	08/15/35	348,802
145,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (a)(g)	5.38	10/15/44	158,253
17,017	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(g)	2.61	01/25/33	15,956
123,826	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (a)(g)	2.66	12/25/35	118,965
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (a)(g)	2.59	12/25/35	94,988
396,420	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(g)	5.69	10/25/36	325,810
238,737	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(g)	5.30	12/25/36	176,023
455,421	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(g)	2.73	03/25/37	387,854
685,004	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (g)	5.24	04/25/37	496,614
1,680,561	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (a)(g)	0.98	02/25/47	993,086
886,698	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (a)(g)	1.05	05/25/47	568,836
1,769,124	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (g)	1.09	07/25/47	1,137,862
689,874	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.74	05/25/35	455,729
496,513	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.69	06/25/35	372,725
1,542,250	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	987,178
561,267	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	6.09	09/25/36	335,201
2,372,425	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (g)	1.22	04/25/46	1,291,208
2,926,297	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (g)	1.20	09/25/46	1,415,814
3,271,770	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2 2A (g)	0.98	01/25/47	1,475,793
2,651,240	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3 2A (g)	1.03	02/25/47	1,230,348
4,326,433	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA5 A1A (g)	1.12	05/25/47	2,535,014
1,156,023	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (g)	0.51	01/25/47	540,970
110,797	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (a)(g)	0.53	10/25/35	100,407
359,326	Wells Fargo Home Equity Trust, Series 2006-3 A2 (g)	0.34	01/25/37	228,322
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (a)(g)	0.40	01/25/37	1,181,886
767,414	Wells Fargo Mortgage Backed Securities Trust, Series 2006-8 A14	5.50	07/25/36	763,137
Total Asset Backed Obligations
(Cost $247,006,864)				251,546,006

Corporate Convertible Bonds – 17.6%
Consumer Discretionary – 3.1%
2,601,000	ArvinMeritor, Inc. (a)(h)	4.63	03/01/26	2,851,346
5,000,000	Brookdale Senior Living, Inc. (a)	2.75	06/15/18	5,168,750
4,716,000	Chemed Corp. (a)	1.88	05/15/14	4,881,060
5,250,000	Coinstar, Inc. (a)	4.00	09/01/14	8,071,875
3,000,000	Equinix, Inc. (a)	3.00	10/15/14	3,363,750
5,000,000	Equinix, Inc. (a)	4.75	06/15/16	7,087,500
2,913,000	Gaylord Entertainment Co. (a)(e)	3.75	10/01/14	3,714,075
645,000	Hawaiian Holdings, Inc. (a)	5.00	03/15/16	662,738
3,000,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	6,127,500
4,500,000	Home Inns & Hotels Management, Inc. (a)(e)	2.00	12/15/15	4,432,500
4,250,000	Iconix Brand Group, Inc. (a)	1.88	06/30/12	4,473,125
333,000	Iconix Brand Group, Inc. (a)(e)	2.50	06/01/16	351,731
5,300,000	Jakks Pacific, Inc. (a)(e)	4.50	11/01/14	7,155,000
603,000	JetBlue Airways Corp., Series A-C (a)	6.75	10/15/39	895,455
2,356,000	Lennar Corp. (a)(e)	2.75	12/15/20	2,529,755
835,000	Liberty Media, LLC	3.13	03/30/23	1,000,956
2,593,000	Liberty Media, LLC (a)	3.25	03/15/31	2,236,463
3,463,000	Live Nation Entertainment, Inc. (a)	2.88	07/15/27	3,272,535
5,150,000	Navistar International Corp. (a)	3.00	10/15/14	6,765,812
994,000	Penske Automotive Group, Inc.	3.50	04/01/26	1,011,395
8,871,000	Regis Corp. (a)	5.00	07/15/14	10,800,442
1,250,000	Saks, Inc.	2.00	03/15/24	1,309,375
9,950,000	Sonic Automotive, Inc. (a)	5.00	10/01/29	13,183,750
353,000	The Interpublic Group of Cos., Inc.	4.25	03/15/23	405,509
2,790,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	4,115,250
				105,867,647

Consumer Staples - 1.6%
1,718,000	Alliance One International, Inc. (a)	5.50	07/15/14	1,651,428
173,000	China Medical Technologies, Inc. (a)(e)	6.25	12/15/16	124,993
2,354,000	Chiquita Brands International, Inc. (a)	4.25	08/15/16	2,301,035
999,000	HeartWare International, Inc. (a)	3.50	12/15/17	1,050,199
5,550,000	Ingersoll-Rand Global Holding Co., Ltd. (a)	4.50	04/15/12	14,173,312
1,400,000	Olam International, Ltd.	6.00	10/15/16	1,802,500
557,000	Savient Pharmaceuticals, Inc. (a)	4.75	02/01/18	557,696
644,000	Smithfield Foods, Inc. (a)	4.00	06/30/13	760,725
8,416,000	Sotheby’s (a)	3.13	06/15/13	11,866,560
978,000	Sunrise Senior Living, Inc. (a)(e)	5.00	04/01/41	1,041,570
7,798,000	United Rentals, Inc. (a)	4.00	11/15/15	18,715,200
				54,045,218

Energy – 0.9%
1,600,000	Alliance Oil Co., Ltd.	7.25	07/16/14	2,032,192
920,000	Chesapeake Energy Corp.	2.50	05/15/37	972,900
6,626,000	Covanta Holding Corp. (a)	3.25	06/01/14	7,561,922
2,800,000	Essar Energy Investment, Ltd.	4.25	02/01/16	2,476,880
4,329,000	Exterran Holdings, Inc. (a)	4.25	06/15/14	4,821,424
1,914,000	Global Industries, Ltd. (a)	2.75	08/01/27	1,416,360
1,256,000	GMX Resources, Inc. (a)	4.50	05/01/15	1,037,770
1,311,000	James River Coal Co. (a)(e)	4.50	12/01/15	1,483,069
1,500,000	JinkoSolar Holding Co., Ltd. (a)(e)	4.00	05/15/16	1,381,875
461,000	Peabody Energy Corp.	4.75	12/15/41	565,877
933,000	Penn Virginia Corp.	4.50	11/15/12	933,000
171,000	Petroleum Development Corp. (a)(e)	3.25	05/15/16	165,015
1,600,000	Petrominerales, Ltd.	2.63	08/25/16	1,831,202
587,000	SM Energy Co.	3.50	04/01/27	830,605
1,360,000	Western Refining, Inc. (a)	5.75	06/15/14	2,490,500
				30,000,591

Financial – 1.6%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	844,055
5,500,000	American Equity Investment Life Holding Co. (a)(e)	3.50	09/15/15	6,503,750
1,601,000	Annaly Capital Management, Inc. REIT (a)	4.00	02/15/15	1,895,184
400,000	Boston Properties LP REIT	2.88	02/15/37	403,000
10,296,000	CBIZ, Inc. (a)(e)	4.88	10/01/15	12,638,340
620,000	CNO Financial Group, Inc. (a)	7.00	12/30/16	999,750
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	2,501,381
3,080,000	Icahn Enterprises LP (e)(g)	4.00	08/15/13	2,960,804
1,304,000	KKR Financial Holdings, LLC (a)	7.50	01/15/17	1,887,540
1,024,000	Knight Capital Group, Inc.	3.50	03/15/15	955,520
487,000	Knight Capital Group, Inc. (a)	3.50	03/15/15	458,389
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,911,529
1,758,000	MF Global Holdings, Ltd. (a)	9.00	06/20/38	2,034,885
1,833,000	MF Global Holdings, Ltd. (a)	1.88	02/01/16	1,826,126
1,257,000	MGIC Investment Corp. (a)(e)	9.00	04/01/63	1,007,171
7,620,000	National Financial Partners Corp. (a)	4.00	06/15/17	8,601,075
3,000,000	Old Republic International Corp. (a)	3.75	03/15/18	2,985,000
322,000	RAIT Financial Trust (a)	7.00	04/01/31	315,962
1,900,000	The NASDAQ OMX Group, Inc.	2.50	08/15/13	1,916,625
755,000	Washington REIT, Series 1	3.88	09/15/26	762,550
				54,408,636

Healthcare - 2.6%
1,528,000	American Medical Systems Holdings, Inc. (a)	4.00	09/15/41	2,596,037
2,500,000	AMERIGROUP Corp. (a)	2.00	05/15/12	4,165,625
2,400,000	Charles River Laboratories International, Inc. (a)	2.25	06/15/13	2,529,000
6,315,000	Cubist Pharmaceuticals, Inc. (a)	2.25	06/15/13	8,098,987
305,000	Dendreon Corp. (a)	2.88	01/15/16	336,644
4,700,000	Endo Pharmaceuticals Holdings, Inc. (a)	1.75	04/15/15	6,867,875
5,852,000	Insulet Corp. (a)	3.75	06/15/16	6,305,530
7,500,000	Kinetic Concepts, Inc. (a)(e)	3.25	04/15/15	9,609,375
1,686,000	LifePoint Hospitals, Inc. (a)	3.50	05/15/14	1,812,450
2,518,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	2,914,585
3,000,000	Mylan, Inc. (a)	3.75	09/15/15	5,913,750
3,000,000	NuVasive, Inc. (a)	2.75	07/01/17	3,048,750
2,500,000	PDL BioPharma, Inc. (a)	3.75	05/01/15	2,434,375
5,000,000	PSS World Medical, Inc. (a)(e)	3.13	08/01/14	7,175,000
4,735,000	SonoSite, Inc. (a)	3.75	07/15/14	5,457,088
2,000,000	Teleflex, Inc. (a)	3.88	08/01/17	2,315,000
3,052,000	Theravance, Inc. (a)	3.00	01/15/15	3,402,980
2,387,000	Vertex Pharmaceuticals, Inc. (a)	3.35	10/01/15	3,016,571
4,200,000	Viropharma, Inc. (a)	2.00	03/15/17	5,082,000
4,534,000	Volcano Corp. (a)	2.88	09/01/15	5,831,858
1,283,000	West Pharmaceutical Services, Inc. (a)	4.00	03/15/47	1,236,491
				90,149,971

Industrial - 2.0%
6,050,000	AAR Corp. (a)	1.75	02/01/26	6,670,125
3,775,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	5,421,844
7,500,000	Altra Holdings, Inc. (a)(e)	2.75	03/01/31	8,146,875
1,673,000	AMR Corp. (a)	6.25	10/15/14	1,631,175
1,855,000	Cemex SAB de CV (a)	4.88	03/15/15	1,848,044
2,295,000	DryShips, Inc. (a)	5.00	12/01/14	2,076,975
700,000	Eastman Kodak Co.	7.00	04/01/17	614,250
4,884,000	FEI Co. (a)	2.88	06/01/13	6,868,125
1,600,000	Frontline Bermuda, Ltd.	4.50	04/14/15	1,292,800
5,600,000	Genco Shipping & Trading, Ltd. (a)	5.00	08/15/15	4,704,000
1,469,000	General Cable Corp. (a)(h)	4.50	11/15/29	2,029,056
9,195,000	Griffon Corp. (a)(e)	4.00	01/15/17	9,172,012
6,250,000	Kaman Corp. (a)(e)	3.25	11/15/17	7,734,375
1,530,000	PHH Corp. (a)	4.00	09/01/14	1,669,613
5,000,000	RTI International Metals, Inc. (a)	3.00	12/01/15	6,450,000
1,750,000	TTM Technologies, Inc. (a)	3.25	05/15/15	2,215,937
				68,545,206

Information Technology - 3.9%
334,000	Advanced Micro Devices, Inc.	6.00	05/01/15	340,263
4,251,000	CACI International, Inc. (a)	2.13	05/01/14	5,382,829
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	791,406
5,000,000	Cadence Design Systems, Inc. (a)	2.63	06/01/15	7,625,000
333,000	Callidus Software, Inc. (e)	4.75	06/01/16	325,091
5,000,000	Ciena Corp. (a)(e)	4.00	03/15/15	5,981,250
3,800,000	Ciena Corp. (a)	0.88	06/15/17	3,234,750
890,000	Ciena Corp. (a)(e)	3.75	10/15/18	1,050,200
5,500,000	Earthlink, Inc. (a)(h)	3.25	11/15/26	5,706,250
1,000,000	Finisar Corp. (a)	5.00	10/15/29	1,847,500
340,000	Lam Research Corp. (a)(e)	0.50	05/15/16	342,550
340,000	Lam Research Corp. (a)(e)	1.25	05/15/18	339,150
4,000,000	Mentor Graphics Corp. (a)(e)	4.00	04/01/31	4,010,000
3,130,000	Microchip Technology, Inc. (a)	2.13	12/15/37	4,276,363
5,400,000	NetApp, Inc. (a)	1.75	06/01/13	9,227,250
5,854,000	Novellus Systems, Inc. (a)(e)	2.63	05/15/41	6,234,510
8,100,000	ON Semiconductor Corp. (a)	1.88	12/15/25	12,504,375
4,463,000	ON Semiconductor Corp. (a)	2.63	12/15/26	5,428,124
3,150,000	Photronics, Inc. (a)(e)	3.25	04/01/16	3,516,188
3,295,000	Quantum Corp. (a)(e)	3.50	11/15/15	3,587,431
5,328,000	Radisys Corp. (a)	2.75	02/15/13	5,101,560
7,825,000	Rambus, Inc. (a)	5.00	06/15/14	8,822,687
7,727,000	Rovi Corp.	2.63	02/15/40	10,508,720
1,850,000	Rovi Corp. (a)	2.63	02/15/40	2,516,000
5,050,000	SanDisk Corp. (a)	1.00	05/15/13	4,904,812
5,000,000	SYNNEX Corp. (a)	4.00	05/15/18	6,362,500
3,650,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	5,771,562
1,908,000	THQ, Inc. (a)	5.00	08/15/14	1,752,975
1,023,000	Verigy, Ltd. (a)	5.25	07/15/14	1,300,489
2,052,000	VeriSign, Inc. (a)	3.25	08/15/37	2,377,755
				131,169,540

Materials - 0.5%
700,000	Anglo American PLC (e)	4.00	05/07/14	1,302,091
2,500,000	Goldcorp, Inc. (a)	2.00	08/01/14	3,143,750
6,608,000	Jaguar Mining, Inc. (a)(e)	4.50	11/01/14	5,889,380
2,825,000	Kaiser Aluminum Corp. (a)(e)	4.50	04/01/15	3,662,047
269,000	Molycorp, Inc. (e)	3.25	06/15/16	314,394
340,000	Northgate Minerals Corp. (a)	3.50	10/01/16	338,300
1,611,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	1,588,849
1,500,000	Uranium One, Inc. (h)	5.00	03/13/15	1,670,382
				17,909,193

Telecommunication Services - 1.4%
9,600,000	Alaska Communications Systems Group, Inc. (a)(e)	6.25	05/01/18	9,576,000
980,000	Central European Media Enterprises, Ltd. (a)	5.00	11/15/15	872,200
3,000,000	Clearwire Communications, LLC/Clearwire Finance, Inc. (a)(e)	8.25	12/01/40	2,677,500
4,000,000	Comtech Telecommunications Corp. (a)	3.00	05/01/29	4,220,000
4,500,000	InterDigital, Inc. (a)(e)	2.50	03/15/16	4,730,625
7,000,000	Ixia (a)(e)	3.00	12/15/15	7,140,000
1,924,000	Level 3 Communications, Inc. (a)	15.00	01/15/13	3,145,740
450,000	SBA Communications Corp.	1.88	05/01/13	496,688
5,550,000	Virgin Media, Inc. (a)	6.50	11/15/16	9,955,312
3,500,000	WebMD Health Corp. (a)(e)	2.25	03/31/16	3,368,750
670,000	WebMD Health Corp. (a)(e)	2.50	01/31/18	650,738
				46,833,553
Total Corporate Convertible Bonds
(Cost $528,670,971)				598,929,555

Corporate Non-Convertible Bonds - 2.4%
Consumer Discretionary - 0.2%
1,416,000	Jarden Corp.	7.50	05/01/17	1,477,950
2,138,000	Saks, Inc.	9.88	10/01/11	2,177,059
430,000	Time Warner Cable, Inc.	8.25	04/01/19	537,096
2,028,000	WMG Holdings Corp. (h)	9.50	12/15/14	2,106,585
				6,298,690

Energy - 0.0%
670,000	Arch Coal, Inc. (a)(e)	7.00	06/15/19	671,675
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	541,829
337,000	The Williams Cos., Inc.	7.88	09/01/21	418,463
				1,631,967

Financial - 1.5%
550,000	Abbey National Treasury Services PLC (e)	3.88	11/10/14	560,530
37,334	ADFITECH, Inc.	8.00	03/15/20	26,089
858,000	Ally Financial, Inc. (g)	2.45	12/01/14	821,420
615,000	BAC Capital Trust XV (a)(g)	1.05	06/01/56	431,752
20,000	Bank of America Corp., MTN, Series L (a)	5.65	05/01/18	21,116
890,000	BankAmerica Capital III (a)(g)	0.85	01/15/27	722,043
625,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	658,489
420,000	Capital One Capital V (a)	10.25	08/15/39	447,825
195,000	Capital One Financial Corp., MTN	5.70	09/15/11	196,967
60,000	Centro NP, LLC REIT	5.13	09/15/12	59,475
975,000	Chase Capital II, Series B (g)	0.77	02/01/27	804,737
1,355,000	Chase Capital III, Series C (a)(g)	0.80	03/01/27	1,124,672
90,000	CIT Group, Inc. (a)(e)	7.00	05/04/15	90,338
1,475,000	CIT Group, Inc. (a)(e)	6.63	04/01/18	1,545,063
135,000	Citigroup, Inc.	6.50	08/19/13	146,894
400,000	Citigroup, Inc. (g)	0.55	11/05/14	382,099
150,000	Citigroup, Inc.	5.85	08/02/16	164,844
90,000	Citigroup, Inc. (a)	6.13	05/15/18	99,251
700,000	Citigroup, Inc. (g)	1.96	05/15/18	702,396
3,050,000	Citigroup, Inc. (g)	0.81	08/25/36	2,274,720
94,000	Citigroup, Inc.	6.88	03/05/38	104,945
340,000	Countrywide Financial Corp., MTN	5.80	06/07/12	354,741
845,000	Credit Suisse Guernsey, Series 1 (a)(g)	0.95	05/29/49	688,531
100,000	Credit Suisse New York	5.50	05/01/14	109,907
500,000	Credit Suisse New York	6.00	02/15/18	540,271
965,000	Discover Bank BKNT	8.70	11/18/19	1,165,935
925,000	Duke Realty LP REIT	7.38	02/15/15	1,055,169
500,000	ERP Operating LP REIT (a)	5.20	04/01/13	532,773
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	826,070
207,000	General Electric Capital Corp.	5.63	05/01/18	226,722
100,000	General Electric Capital Corp., MTN (g)	0.47	05/11/16	95,209
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	165,428
130,000	General Electric Capital Corp., MTN (g)	0.54	08/07/18	121,260
1,000,000	General Electric Capital Corp., MTN (g)	0.65	05/05/26	874,124
1,880,000	General Electric Capital Corp., MTN (g)	0.74	08/15/36	1,547,757
400,000	General Electric Capital Corp., MTN, Series A (g)	0.51	09/15/14	393,448
150,000	HBOS PLC, MTN, Series G (e)	6.75	05/21/18	144,545
100,000	HCP, Inc.	5.38	02/01/21	103,335
232,000	HCP, Inc. REIT	5.63	05/01/17	252,276
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,119,118
1,250,000	Health Care REIT, Inc.	4.70	09/15/17	1,284,819
125,000	Health Care REIT, Inc.	4.95	01/15/21	122,018
60,000	Health Care REIT, Inc. (a)	5.25	01/15/22	59,889
50,000	Health Care REIT, Inc. (a)	6.50	03/15/41	49,129
750,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	835,820
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	552,585
1,475,000	International Lease Finance Corp. (e)	6.75	09/01/16	1,578,250
725,000	JP Morgan Chase Capital XIII, Series M (g)	1.20	09/30/34	621,756
450,000	JP Morgan Chase Capital XXIII (g)	1.26	05/15/47	358,848
1,950,000	JPMorgan Chase Capital XXI, Series U (g)	1.22	02/02/37	1,567,400
1,600,000	Lloyds TSB Bank PLC	4.88	01/21/16	1,638,091
175,000	Lloyds TSB Bank PLC	6.38	01/21/21	182,510
3,535,000	MBNA Capital, Series B (a)(g)	1.07	02/01/27	2,877,897
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.68	05/02/17	90,000
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.95	05/18/17	90,500
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	9.57	06/06/17	92,200
1,645,000	Morgan Stanley	6.00	05/13/14	1,792,785
90,000	Morgan Stanley	4.20	11/20/14	93,539
250,000	Morgan Stanley, MTN (a)(g)	0.73	10/18/16	230,444
115,000	Nationsbank Capital Trust III (a)(g)	0.83	01/15/27	93,527
2,400,000	Nationwide Mutual Insurance Co. (e)(g)	5.81	12/15/24	2,352,065
415,000	NB Capital Trust IV (a)	8.25	04/15/27	426,931
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	2,013,865
770,000	Raymond James Financial, Inc.	8.60	08/15/19	941,747
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	52,605
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	276,331
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	89,181
200,000	The Goldman Sachs Group, Inc. (g)	0.45	02/06/12	199,997
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	276,207
405,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	441,390
555,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	646,724
1,500,000	The Goldman Sachs Group, Inc.	6.00	06/15/20	1,616,791
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.67	07/22/15	95,010
1,430,000	The Royal Bank of Scotland PLC (a)	3.95	09/21/15	1,438,097
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	52,470
1,100,000	Wachovia Corp. (g)	0.61	10/28/15	1,046,159
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	7.50	06/02/14	1,332,175
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (a)(e)	6.75	09/02/19	17,037
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	175,175
800,000	ZFS Finance USA Trust IV (e)(g)	5.88	05/09/32	810,860
				50,215,108

Healthcare - 0.1%
700,000	Boston Scientific Corp.	5.45	06/15/14	761,215
1,270,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	1,311,275
1,415,000	Universal Health Services, Inc.	6.75	11/15/11	1,439,304
				3,511,794

Industrial - 0.0%
650,000	Delta Air Lines Pass Through Trust, Series 2001-1 A-2 (a)	7.11	09/18/11	657,280
1,162,000	Neo Material Technologies, Inc. (e)	5.00	12/31/17	1,170,192
				1,827,472

Telecommunication Services - 0.2%
630,000	CCH II, LLC / CCH II Capital Corp.	13.50	11/30/16	744,975
1,490,000	CSC Holdings, LLC (a)	8.50	04/15/14	1,657,625
1,650,000	Nextel Communications, Inc., Series C (a)	5.95	03/15/14	1,656,188
1,700,000	Qwest Communications International, Inc., Series B	7.50	02/15/14	1,729,750
				5,788,538

Utilities - 0.4%
1,500,000	Calpine Construction Finance Co. LP and CCFC Finance Corp. (e)	8.00	06/01/16	1,627,500
1,460,000	Edison Mission Energy	7.00	05/15/17	1,189,900
610,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	672,229
950,000	Mirant Americas Generation, LLC	9.13	05/01/31	959,500
1,065,000	NRG Energy, Inc. (e)	7.88	05/15/21	1,065,000
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	169,705
1,040,000	PNM Resources, Inc.	9.25	05/15/15	1,164,800
80,000	Public Service Co. of New Mexico	7.95	05/15/18	90,417
1,300,000	Puget Energy, Inc.	6.50	12/15/20	1,344,872
1,385,000	Sabine Pass LNG LP (a)	7.25	11/30/13	1,426,550
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	585,000
2,645,000	Southern Union Co. (a)(g)	7.20	11/01/66	2,473,075
400,000	Texas-New Mexico Power Co. (e)	9.50	04/01/19	514,760
				13,283,308
Total Corporate Non-Convertible Bonds
(Cost $72,136,360)				82,556,877

Foreign Government Bonds – 0.1%
10,100,000	Argentina Government International Bond, Series GDP (g)	0.00	12/15/35	1,802,850
Total Foreign Government Bonds
(Cost $499,217)				1,802,850

Interest Only Bonds – 0.0%
32,594,391	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55	05/15/41	473,450
Total Interest Only Bonds
(Cost $182,291)				473,450

Municipal Bonds – 0.1%
California - 0.0%
105,000	State of California (a)	7.30	10/01/39	116,523

Illinois – 0.1%
1,285,000	State of Illinois	4.07	01/01/14	1,331,157
150,000	State of Illinois (a)	5.67	03/01/18	155,748
95,000	State of Illinois (a)	5.10	06/01/33	80,913
				1,567,818

Indiana - 0.0%
100,000	Indianapolis Local Public Improvement Bond Bank, Class F	5.00	01/01/15	108,331
Total Municipal Bonds
(Cost $1,719,642)				1,792,672

Syndicated Loans - 0.1%
500,000	HCA, Inc.	3.50	11/18/12	497,563
1,384,268	HCA, Inc.	3.50	11/18/12	1,377,519
Total Syndicated Loans
(Cost $1,833,222)				1,875,082

U.S. Government & Agency Obligations - 0.6%
Interest Only Bonds - 0.2%
6,761,252	FNMA, Series 2005-92 US (g)	5.91	10/25/25	854,645
10,859,224	FNMA, Series 2006-125 SM (a)(g)	7.01	01/25/37	1,686,887
681,627	FNMA, Series 2006-27 SH (a)(g)	6.51	04/25/36	100,394
3,525,915	FNMA, Series 2007-68 SC (g)	6.51	07/25/37	528,709
5,572,131	FNMA, Series 2010-112 PI	6.00	10/25/40	1,076,383
5,349,037	GNMA, Series 2007-78 SG (g)	6.35	12/20/37	774,341
5,903,831	GNMA, Series 2008-51 GS (g)	6.04	06/16/38	925,884
700,942	GNMA, Series 2009-106 KS (a)(g)	6.21	11/20/39	95,656
4,866,550	GNMA, Series 2010-4 SL (g)	6.21	01/16/40	756,627
				6,799,526

Mortgage Securities - 0.4%
205,000	FGCI35 - FHLMC TBA	3.50	07/15/26	208,812
280,000	FGCI35 - FHLMC TBA	3.50	07/15/26	285,206
691,477	FHLMC Gold Pool #A95820 (a)	4.00	12/01/40	694,711
241,133	FHLMC Gold Pool #A96411 (a)	4.00	01/01/41	241,884
167,969	FHLMC Gold Pool #G01864 (a)	5.00	01/01/34	179,463
152,467	FHLMC Gold Pool #G03640 (a)	5.50	12/01/37	166,314
188,240	FHLMC Gold Pool #G05866 (a)	4.50	02/01/40	196,032
585,757	FHLMC Gold Pool #G06242 (a)	4.50	09/01/40	610,005
341,936	FHLMC Gold Pool #G06354 (a)	4.00	04/01/41	343,001
207,245	FHLMC Gold Pool #G06361 (a)	4.00	03/01/41	208,214
137,306	FHLMC Gold Pool #G13475 (a)	6.00	01/01/24	150,406
55,713	FHLMC Gold Pool #H03161 (a)	6.50	08/01/37	62,387
586,528	FHLMC Gold Pool #J13884 (a)	3.50	12/01/25	598,383
129,645	FHLMC Pool #1B3413 (g)	5.91	05/01/37	139,272
12,501	FHLMC Pool #1L0113 (g)	3.25	05/01/35	13,142
24,029	FHLMC, Series 2433, Class SA (a)(g)	20.44	02/15/32	34,153
205,000	FHLMC, Series 2929, Class PE (a)	5.00	05/15/33	221,160
999,021	FHLMC, Series 3442, Class MT (g)	0.19	07/15/34	923,198
620,000	FNCI35 - FHLMC TBA	3.50	07/15/26	631,432
610,000	FNCI35 - FHLMC TBA	3.50	07/15/26	621,247
130,000	FNCL4 - FNMA TBA	4.00	07/15/41	130,041
360,000	FNCL4 - FNMA TBA	4.00	07/15/41	360,112
485,000	FNCL60 - FNMA TBA	6.00	07/15/41	532,818
195,306	FNMA Pool #254868 (a)	5.00	09/01/33	208,765
121,407	FNMA Pool #545639 (a)	6.50	04/01/32	138,310
17,961	FNMA Pool #555177 (g)	2.40	01/01/33	18,721
3,055	FNMA Pool #673743 (a)(g)	2.76	11/01/32	3,068
185,647	FNMA Pool #725027 (a)	5.00	11/01/33	198,440
277,688	FNMA Pool #734922	4.50	09/01/33	290,051
156,546	FNMA Pool #735646	4.50	07/01/20	167,513
70,927	FNMA Pool #735861 (a)	6.50	09/01/33	80,728
63,732	FNMA Pool #735881 (a)	6.00	11/01/34	70,707
95,606	FNMA Pool #764388 (a)(g)	5.02	03/01/34	102,536
152,574	FNMA Pool #776708 (a)	5.00	05/01/34	163,493
17,674	FNMA Pool #841741 (a)(g)	5.15	09/01/35	18,792
342,092	FNMA Pool #888219	5.50	03/01/37	371,021
183,472	FNMA Pool #888430	5.00	11/01/33	196,115
440,605	FNMA Pool #889117	5.00	10/01/35	471,311
71,850	FNMA Pool #895606 (a)(g)	5.71	06/01/36	77,998
271,598	FNMA Pool #897164 (a)	6.50	08/01/36	308,384
366,576	FNMA Pool #962723 (a)	5.50	04/01/38	400,268
416,270	FNMA Pool #963997	5.50	06/01/38	454,529
212,660	FNMA Pool #974148	5.50	02/01/38	230,212
228,638	FNMA Pool #AB1613 (a)	4.00	10/01/40	229,532
294,934	FNMA Pool #AD0249 (a)	5.50	04/01/37	321,212
167,705	FNMA Pool #AD0791 (a)	4.76	02/01/20	180,081
168,624	FNMA Pool #AE0600 (a)	3.98	11/01/20	172,330
168,790	FNMA Pool #AE0605 (a)	4.67	07/01/20	180,260
533,935	FNMA Pool #AH3428 (a)	3.50	01/01/26	544,644
321,306	FNMA Pool #AL0149 (a)	4.00	02/01/41	322,362
84,917	FNMA, Series 2001-52 YZ (a)	6.50	10/25/31	97,634
39,352	FNMA, Series 2001-81 QG (a)	6.50	01/25/32	45,862
225,000	FNMA, Series 2006-4 WE (a)	4.50	02/25/36	228,848
9,871	GNMA II Pool #080610 (a)(g)	3.38	06/20/32	10,294
24,209	GNMA II Pool #081136 (a)(g)	2.25	11/20/34	24,997
33,065	GNMA II Pool #081432 (a)(g)	2.63	08/20/35	34,294
30,279	GNMA II Pool #81435 (a)(g)	2.63	08/20/35	31,404
135,000	GNSF40 - GNMA TBA	4.00	07/15/41	137,552
				14,083,661

U.S. Treasury Securities - 0.0%
140,000	U.S. Treasury Bill (j)	0.03	09/08/11	139,998
45,000	U.S. Treasury Bond (a)	8.00	11/15/21	64,083
520,000	U.S. Treasury Bond (a)	4.38	05/15/40	519,759
305,000	U.S. Treasury Bond (a)	4.38	05/15/41	304,572
170,000	U.S. Treasury Inflation Indexed Bonds (a)	2.13	02/15/41	190,073
				1,218,485
Total U.S. Government & Agency Obligations
(Cost $18,225,261)				22,101,672
Total Fixed Income Securities
(Cost $870,273,828)				961,078,164

	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (k)			$12,000
Total Rights
(Cost $43,783)				12,000

Warrants - 0.0%
49,188	Ford Motor Co. (a)(b)			257,745
Total Warrants
(Cost $414,753)				257,745

Investment Companies - 3.0%
23,000	American Select Portfolio			248,860
50,529	BlackRock Credit Allocation Income Trust I, Inc.			473,962
61,990	BlackRock Floating Rate Income Fund			964,565
69,698	Eaton Vance Limited Duration Income Fund			1,147,926
805,000	Financial Select Sector SPDR Fund			12,340,650
200,000	Hugoton Royalty Trust			4,548,000
125,350	Invesco Van Kampen Senior Income Trust			631,764
42,000	iPATH S&P 500 VIX Mid-Term Futures ETN (b)			2,115,540
21,000	iShares Barclays TIPS Bond Fund			2,323,440
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,232,685
61,198	PCM Fund, Inc.			697,657
30,000	PIMCO Income Opportunity Fund			840,000
98,012	PIMCO Income Strategy Fund II			1,055,589
35,000	ProShares UltraShort 20+ Year Treasury (a)(b)			1,207,850
31,100	SPDR Barclays Capital High Yield Bond ETF			1,250,842
70,000	SPDR Gold Trust (b)			10,218,600
450,000	SPDR S&P 500 ETF Trust (c)(d)			59,386,500
18,500	Utilities Select Sector SPDR Fund			619,380
7,400	WisdomTree Japan SmallCap Dividend Fund			323,602
Total Investment Companies
(Cost $97,087,954)				101,627,412

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 1.2%
Call Options Purchased - 1.1%
5,635	Abbott Laboratories	$55.00	08/11	$107,065
1,600	Abbott Laboratories	40.00	01/12	1,992,000
135	Accenture PLC	30.00	01/12	405,675
300	Apple, Inc.	400.00	01/12	228,000
385	Bed Bath & Beyond, Inc.	25.00	01/12	1,283,975
750	CarMax, Inc.	37.50	01/12	127,500
275	Costco Wholesale Corp.	40.00	01/12	1,128,187
300	CVS Caremark Corp.	25.00	01/12	378,000
160	CVS Caremark Corp.	20.00	01/12	282,400
3,509	General Motors Co.	35.00	09/11	105,270
4,995	Intel Corp.	25.00	10/11	124,875
1,750	Johnson & Johnson	65.00	07/11	285,250
470	Johnson & Johnson	50.00	01/12	782,550
970	Johnson & Johnson	45.00	01/12	2,087,925
2,340	Johnson & Johnson	65.00	01/13	1,228,500
1,550	Lowe's Cos., Inc.	15.00	01/12	1,305,100
1,020	Lowe's Cos., Inc.	15.00	01/13	880,260
1,500	Merck & Co., Inc.	40.00	01/12	52,500
1,125	Microsoft Corp.	32.00	10/11	4,500
1,125	Microsoft Corp.	30.00	10/11	12,375
830	State Street Corp.	50.00	01/12	147,740
540	The Bank of New York Mellon Corp.	20.00	01/12	321,300
450	The Boeing Co.	60.00	01/12	676,125
248	The Boeing Co.	40.00	01/12	841,340
750	The Coca-Cola Co.	45.00	01/12	1,678,125
105	The Coca-Cola Co.	40.00	01/12	284,025
720	The Coca-Cola Co.	35.00	01/12	2,323,800
1,240	The Goldman Sachs Group, Inc.	155.00	10/11	161,200
850	The Procter & Gamble Co.	50.00	01/12	1,147,500
576	The Procter & Gamble Co.	40.00	01/12	1,342,080
984	The Walt Disney Co.	40.00	10/11	143,664
327	The Walt Disney Co.	25.00	01/12	454,530
277	United Parcel Service, Inc., Class B	40.00	01/12	912,023
1,480	Walgreen Co.	30.00	01/12	1,868,500
535	Walgreen Co.	25.00	01/12	936,250
900	Walgreen Co.	17.50	01/12	2,214,000
730	Wal-Mart Stores, Inc.	45.00	01/12	616,850
1,508	Wal-Mart Stores, Inc.	40.00	01/12	1,964,170
975	Wal-Mart Stores, Inc.	35.00	01/12	1,755,000
1,850	Wal-Mart Stores, Inc.	50.00	01/13	1,036,000
320	Wells Fargo & Co.	30.00	01/12	46,720
4,460	Wells Fargo & Co.	22.50	01/13	3,289,250
Total Call Options Purchased
(Premiums Paid $33,822,633)				36,962,099

Put Options Purchased - 0.1%
5,800	iShares Russell 2000 Index Fund	80.00	11/11	2,331,600
20,920	SPDR S&P 500 ETF Trust	105.00	12/11	2,405,800
375	Veeco Instruments, Inc.	45.00	01/12	195,000
Total Put Options Purchased
(Premiums Paid $14,783,295)				4,932,400
Total Purchased Options
(Premiums Paid $48,605,928)				41,894,499
Total Long Positions - 78.1%
(Cost $2,334,460,484)*				$2,655,456,328
Total Short Positions - (39.9)%
(Cost $(1,297,293,397))*				(1,357,280,671)
Total Written Options - (0.5)%
(Premiums Received $(29,217,060))*				(17,749,118)
Other Assets & Liabilities, Net – 62.4%				2,120,535,969
Net Assets – 100.0%				$3,400,962,508

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2011 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (39.9)%
Common Stock - (34.0)%
Consumer Discretionary - (6.2)%
(123,600)	ABM Industries, Inc.			$(2,884,824)
(48,000)	Aeropostale, Inc.			(840,000)
(15,600)	Amazon.com, Inc.			(3,190,044)
(31,200)	Best Buy Co., Inc.			(979,992)
(35,000)	Big Lots, Inc.			(1,160,250)
(235,050)	Brookdale Senior Living, Inc.			(5,699,962)
(137,000)	Brown Shoe Co., Inc.			(1,459,050)
(63,200)	Cabela's, Inc.			(1,715,880)
(392,146)	Callaway Golf Co.			(2,439,148)
(67,100)	CarMax, Inc.			(2,218,997)
(78,500)	Carnival Corp.			(2,953,955)
(23,900)	Chemed Corp.			(1,565,928)
(101,400)	Coach, Inc.			(6,482,502)
(96,700)	Coinstar, Inc.			(5,274,018)
(82,300)	Collective Brands, Inc.			(1,208,987)
(19,000)	Costco Wholesale Corp.			(1,543,560)
(55,500)	Cracker Barrel Old Country Store, Inc.			(2,736,705)
(24,000)	Darden Restaurants, Inc.			(1,194,240)
(83,000)	Dick's Sporting Goods, Inc.			(3,191,350)
(157,000)	Dollar General Corp.			(5,320,730)
(46,400)	DreamWorks Animation SKG, Inc., Class A			(932,640)
(127,800)	Emeritus Corp.			(2,715,750)
(81,300)	Equinix, Inc.			(8,212,926)
(49,800)	Expedia, Inc.			(1,443,702)
(223,000)	Fastenal Co.			(8,025,770)
(44,269)	Ford Motor Co.			(610,470)
(115,300)	Fred's, Inc.			(1,663,779)
(136,739)	Gaylord Entertainment Co.			(4,102,170)
(89,968)	General Motors Co.			(2,731,428)
(130,500)	Genuine Parts Co.			(7,099,200)
(70,700)	H&R Block, Inc.			(1,134,028)
(39,700)	Hanesbrands, Inc.			(1,133,435)
(48,000)	Hasbro, Inc.			(2,108,640)
(53,341)	Hawaiian Holdings, Inc.			(304,044)
(319,200)	Hertz Global Holdings, Inc.			(5,068,896)
(58,161)	Home Inns & Hotels Management, Inc., ADR			(2,212,444)
(56,700)	Hospira, Inc.			(3,212,622)
(66,593)	Iconix Brand Group, Inc.			(1,611,551)
(70,100)	International Game Technology			(1,232,358)
(259,180)	Jakks Pacific, Inc.			(4,771,504)
(107,334)	JetBlue Airways Corp.			(654,737)
(29,900)	Johnson Controls, Inc.			(1,245,634)
(46,500)	K12, Inc.			(1,541,010)
(24,900)	Kohl's Corp.			(1,245,249)
(31,300)	Lamar Advertising Co., Class A			(856,681)
(47,600)	Landauer, Inc.			(2,931,684)
(63,879)	Lennar Corp., Class A			(1,159,404)
(38,300)	Life Time Fitness, Inc.			(1,528,553)
(17,892)	Live Nation Entertainment, Inc.			(205,221)
(68,800)	LKQ Corp.			(1,794,992)
(55,500)	Lumber Liquidators Holdings, Inc.			(1,409,700)
(99,100)	MDC Holdings, Inc.			(2,441,824)
(86,779)	Meritor, Inc.			(1,391,935)
(75,300)	Navistar International Corp.			(4,251,815)
(3,775)	NetFlix, Inc.			(991,655)
(1,705)	Newell Rubbermaid, Inc.			(26,905)
(35,300)	NIKE, Inc., Class B			(3,176,294)
(127,000)	Nordstrom, Inc.			(5,961,380)
(193,200)	Nu Skin Enterprises, Inc., Class A			(7,254,660)
(169,600)	OfficeMax, Inc.			(1,331,360)
(100,400)	Orient-Express Hotels, Ltd., Class A			(1,079,300)
(118,900)	PEP Boys-Manny Moe & Jack			(1,299,577)
(86,600)	Rackspace Hosting, Inc.			(3,701,284)
(104,300)	Regal Entertainment Group			(1,287,062)
(460,526)	Regis Corp.			(7,055,258)
(53,900)	Robert Half International, Inc.			(1,456,917)
(249,500)	Ruby Tuesday, Inc.			(2,689,610)
(138,200)	Ryland Group, Inc.			(2,284,446)
(121,800)	Skechers U.S.A., Inc., Class A			(1,763,664)
(553,726)	Sonic Automotive, Inc., Class A			(8,112,086)
(160,200)	Southwest Airlines Co.			(1,829,484)
(69,000)	Staples, Inc.			(1,090,200)
(21,314)	The Goodyear Tire & Rubber Co.			(357,436)
(27,568)	The Interpublic Group of Cos., Inc.			(344,600)
(141,900)	The Jones Group, Inc.			(1,539,615)
(36,900)	The McGraw-Hill Cos., Inc.			(1,546,479)
(40,800)	The Walt Disney Co.			(1,592,832)
(2,448)	Time Warner Cable, Inc.			(191,042)
(42,200)	Titan Machinery, Inc.			(1,214,516)
(66,900)	TiVo, Inc.			(688,401)
(96,000)	Total System Services, Inc.			(1,783,680)
(36,521)	United Continental Holdings, Inc.			(826,470)
(13,560)	Viacom, Inc., Class B			(691,560)
(2,057,000)	Wal-Mart de Mexico SAB de CV			(6,105,031)
(64,300)	Westport Innovations, Inc.			(1,544,486)
(130,000)	Winnebago Industries, Inc.			(1,255,800)
(9,000)	Wynn Resorts, Ltd.			(1,291,860)
(24,200)	Yum! Brands, Inc.			(1,336,808)
				(211,747,676)

Consumer Staples - (1.9)%
(16,500)	Allergan, Inc.			(1,373,625)
(222,359)	Alliance One International, Inc.			(718,220)
(73,500)	Archer-Daniels-Midland Co.			(2,216,025)
(42,100)	Avon Products, Inc.			(1,178,800)
(47,637)	Bunge, Ltd.			(3,284,571)
(18,000)	Campbell Soup Co.			(621,900)
(7,682)	China Medical Technologies, Inc., ADR			(59,228)
(57,678)	Chiquita Brands International, Inc.			(750,968)
(18,300)	Clorox Co.			(1,234,152)
(68,400)	CoreLogic, Inc.			(1,142,964)
(43,300)	DENTSPLY International, Inc.			(1,648,864)
(106,202)	Dole Food Co., Inc.			(1,435,851)
(33,993)	HeartWare International, Inc.			(2,518,201)
(40,000)	Iron Mountain, Inc.			(1,363,600)
(44,500)	Masimo Corp.			(1,320,760)
(490,000)	Olam International, Ltd.			(1,085,077)
(54,300)	PAREXEL International Corp.			(1,279,308)
(84,900)	ResMed, Inc.			(2,627,655)
(69,700)	Ritchie Bros. Auctioneers, Inc.			(1,916,053)
(44,400)	Sanderson Farms, Inc.			(2,121,432)
(36,380)	Savient Pharmaceuticals, Inc.			(272,486)
(17,034)	Smithfield Foods, Inc.			(372,534)
(136,000)	Sotheby's			(5,916,000)
(72,145)	Sunrise Senior Living, Inc.			(687,542)
(25,700)	The Estee Lauder Cos., Inc.			(2,703,383)
(43,400)	United Natural Foods, Inc.			(1,851,878)
(671,900)	United Rentals, Inc.			(17,066,260)
(37,700)	Wal-Mart Stores, Inc.			(2,003,378)
(64,200)	WD-40, Co.			(2,506,368)
(23,000)	Whole Foods Market, Inc.			(1,459,350)
(165,200)	Winn-Dixie Stores, Inc.			(1,395,940)
				(66,132,373)

Energy - (2.2)%
(66,245)	Alliance Oil Co., Ltd., SDR			(1,148,909)
(7,127)	ATP Oil & Gas Corp.			(109,114)
(81,300)	Carrizo Oil & Gas, Inc.			(3,394,275)
(53,996)	Chesapeake Energy Corp.			(1,603,141)
(15,500)	Cimarex Energy Co.			(1,393,760)
(181,500)	Cobalt International Energy, Inc.			(2,473,845)
(13,400)	Concho Resources, Inc.			(1,230,790)
(24,800)	CONSOL Energy, Inc.			(1,202,304)
(333,600)	Covanta Holding Corp.			(5,501,064)
(24,000)	Dresser-Rand Group, Inc.			(1,290,000)
(68,600)	El Paso Corp.			(1,385,720)
(88,100)	Encana Corp.			(2,712,599)
(60,700)	Energy Transfer Partners LP			(2,966,409)
(50,197)	Energy XXI Bermuda, Ltd.			(1,667,544)
(10,500)	EOG Resources, Inc.			(1,097,775)
(33,300)	EQT Corp.			(1,748,916)
(128,320)	Essar Energy PLC			(842,531)
(123,325)	Exterran Holdings, Inc.			(2,445,535)
(3,000)	First Solar, Inc.			(396,810)
(70,700)	Forest Oil Corp.			(1,888,397)
(67,700)	GeoResources, Inc.			(1,522,573)
(9,972)	Global Industries, Ltd.			(54,647)
(23,454)	GMX Resources, Inc.			(104,370)
(57,907)	Goodrich Petroleum Corp.			(1,066,068)
(51,800)	Gulfport Energy Corp.			(1,537,942)
(37,888)	James River Coal Co.			(788,828)
(25,100)	Newfield Exploration Co.			(1,707,302)
(71,200)	Northern Oil and Gas, Inc.			(1,577,080)
(47,400)	Oneok, Inc.			(3,508,074)
(12,600)	PetroChina Co., Ltd., ADR			(1,839,978)
(54,700)	Petrohawk Energy Corp.			(1,349,449)
(3,010)	Petroleum Development Corp.			(90,029)
(30,333)	Petrominerales, Ltd.			(890,380)
(15,000)	Pioneer Natural Resources Co.			(1,343,550)
(90,000)	Quicksilver Resources, Inc.			(1,328,400)
(52,000)	Range Resources Corp.			(2,886,000)
(36,000)	Rosetta Resources, Inc.			(1,855,440)
(235,029)	SandRidge Energy, Inc.			(2,505,409)
(15,500)	Schlumberger, Ltd.			(1,339,200)
(52,200)	Seadrill, Ltd.			(1,841,616)
(34,200)	Southwestern Energy Co.			(1,466,496)
(390,500)	TransAtlantic Petroleum, Ltd.			(663,850)
(61,300)	TransCanada Corp.			(2,687,392)
(31,100)	Ultra Petroleum Corp.			(1,424,380)
(107,049)	Western Refining, Inc.			(1,934,375)
				(73,812,266)

Financial - (7.3)%
(9,809)	Affiliated Managers Group, Inc.			(995,123)
(4,100,000)	Agricultural Bank of China, Ltd.			(2,154,928)
(28,349)	Alexandria Real Estate Equities, Inc. REIT			(2,194,780)
(322,700)	American Equity Investment Life Holding Co.			(4,101,517)
(56,521)	Annaly Capital Management, Inc. REIT			(1,019,639)
(56,700)	Arch Capital Group, Ltd.			(1,809,864)
(61,100)	Argo Group International Holdings, Ltd.			(1,815,892)
(156,996)	Aspen Insurance Holdings, Ltd.			(4,039,507)
(106,400)	Associated Banc-Corp.			(1,478,960)
(62,800)	AvalonBay Communities, Inc. REIT			(8,063,520)
(528,802)	Banco Santander SA, ADR			(6,086,511)
(193,200)	BancorpSouth, Inc.			(2,397,612)
(57,247)	Bank of America Corp.			(627,427)
(5,140,000)	Bank of China, Ltd.			(2,503,386)
(3,990,000)	Bank of Communications Co., Ltd.			(3,819,924)
(255,500)	Barclays PLC, ADR			(4,197,865)
(221,000)	BB&T Corp.			(5,931,640)
(96,000)	BioMed Realty Trust, Inc. REIT			(1,847,040)
(75,600)	Boston Properties, Inc. REIT			(8,025,696)
(246,400)	Capitol Federal Financial, Inc.			(2,897,664)
(1,164,124)	CBIZ, Inc.			(8,567,953)
(3,300,000)	China Citic Bank Corp, Ltd			(2,056,748)
(3,292,000)	China Construction Bank Corp.			(2,728,633)
(1,650,000)	China Merchants Bank Co., Ltd.			(3,986,275)
(107,000)	Cincinnati Financial Corp.			(3,122,260)
(96,125)	CNO Financial Group, Inc.			(760,349)
(86,100)	Corporate Office Properties Trust REIT			(2,678,571)
(143,445)	Cousins Properties, Inc. REIT			(1,225,020)
(45,600)	Cullen/Frost Bankers, Inc.			(2,592,360)
(163,000)	CVB Financial Corp.			(1,507,750)
(92,800)	Deutsche Bank AG			(5,497,472)
(52,500)	Digital Realty Trust, Inc. REIT			(3,243,450)
(47,400)	DuPont Fabros Technology, Inc. REIT			(1,194,480)
(46,900)	Eaton Vance Corp.			(1,417,787)
(182,000)	Erste Group Bank AG			(9,540,970)
(16,100)	Federal Realty Investment Trust REIT			(1,371,398)
(126,100)	First Horizon National Corp.			(1,202,994)
(145,400)	First Potomac Realty Trust REIT			(2,226,074)
(799,300)	Flagstar Bancorp, Inc.			(951,167)
(287,900)	Flagstone Reinsurance Holdings SA			(2,426,997)
(29,970)	Forest City Enterprises, Inc., Class A			(559,540)
(90,900)	Glacier Bancorp, Inc.			(1,225,332)
(32,500)	Global Payments, Inc.			(1,657,500)
(1,180,000)	Grupo Financiero Banorte SAB de CV			(5,357,544)
(146,800)	HCP, Inc. REIT			(5,386,092)
(155,863)	Health Care REIT, Inc.			(8,171,897)
(184,200)	Hilltop Holdings, Inc.			(1,628,328)
(388,300)	Hudson City Bancorp, Inc.			(3,180,177)
(45,600)	Iberiabank Corp.			(2,628,384)
(3,570,000)	Industrial & Commercial Bank of China			(2,711,323)
(10,900)	IntercontinentalExchange, Inc.			(1,359,339)
(188,000)	International Bancshares Corp.			(3,145,240)
(69,500)	Jefferies Group, Inc.			(1,417,800)
(61,300)	KBW, Inc.			(1,146,310)
(64,935)	KeyCorp			(540,908)
(119,078)	KKR Financial Holdings, LLC			(1,168,155)
(28,978)	Knight Capital Group, Inc., Class A			(319,337)
(35,000)	Lazard, Ltd., Class A			(1,298,500)
(45,000)	Lender Processing Services, Inc.			(940,950)
(2,900)	Markel Corp.			(1,150,749)
(164,113)	MF Global Holdings, Ltd.			(1,270,235)
(60,505)	MGIC Investment Corp.			(360,005)
(42,700)	Morgan Stanley			(982,527)
(25,600)	Morningstar, Inc.			(1,555,968)
(468,174)	National Financial Partners Corp.			(5,402,728)
(121,400)	National Retail Properties, Inc. REIT			(2,975,514)
(29,300)	New York Community Bancorp, Inc.			(439,207)
(410,000)	Nordea Bank AB			(4,407,766)
(54,200)	Northern Trust Corp.			(2,491,032)
(225,200)	Old Republic International Corp.			(2,646,100)
(139,400)	Oritani Financial Corp.			(1,782,926)
(319,500)	OTP Bank PLC			(10,398,725)
(42,300)	PartnerRe, Ltd.			(2,912,355)
(52,500)	Paychex, Inc.			(1,612,800)
(56,300)	Platinum Underwriters Holdings, Ltd.			(1,871,412)
(120,900)	Plum Creek Timber Co., Inc. REIT			(4,901,286)
(30,300)	Potlatch Corp. REIT			(1,068,681)
(87,943)	RAIT Financial Trust REIT			(184,680)
(127,600)	S&T Bancorp, Inc.			(2,372,084)
(26,100)	Stifel Financial Corp.			(935,946)
(1,428,740)	Synovus Financial Corp.			(2,971,779)
(103,500)	TCF Financial Corp.			(1,428,300)
(74,100)	TD Ameritrade Holding Corp.			(1,445,691)
(326,500)	TFS Financial Corp.			(3,160,520)
(39,800)	The Bank of New York Mellon Corp.			(1,019,676)
(78,600)	The Charles Schwab Corp.			(1,292,970)
(396,400)	The PMI Group, Inc.			(424,148)
(272,200)	Wells Fargo & Co.			(7,637,932)
(366,800)	Weyerhaeuser Co. REIT			(8,018,248)
(8,357)	Wintrust Financial Corp.			(268,928)
				(247,540,777)

Healthcare - (2.9)%
(37,398)	Alere, Inc.			(1,369,515)
(76,900)	Allscripts Healthcare Solutions, Inc.			(1,493,398)
(56,100)	AMERIGROUP Corp.			(3,953,367)
(111,200)	Bio-Reference Labs, Inc.			(2,324,080)
(28,600)	Cerner Corp.			(1,747,746)
(20,800)	Charles River Laboratories International, Inc.			(845,520)
(174,100)	Conceptus, Inc.			(2,031,747)
(23,900)	Covance, Inc.			(1,418,943)
(131,500)	Cubist Pharmaceuticals, Inc.			(4,732,685)
(3,294)	Dendreon Corp.			(129,915)
(24,000)	Edwards Lifesciences Corp.			(2,092,320)
(131,000)	Endo Pharmaceuticals Holdings, Inc.			(5,262,270)
(12,400)	Express Scripts, Inc.			(669,352)
(147,593)	Healthsouth Corp.			(3,872,840)
(84,100)	Human Genome Sciences, Inc.			(2,063,814)
(179,600)	Insulet Corp.			(3,981,732)
(100,793)	Kinetic Concepts, Inc.			(5,808,701)
(14,000)	Laboratory Corp. of America Holdings			(1,355,060)
(43,800)	Life Technologies Corp.			(2,280,666)
(14,702)	LifePoint Hospitals, Inc.			(574,554)
(69,000)	MAKO Surgical Corp.			(2,051,370)
(48,700)	Medtronic, Inc.			(1,876,411)
(41,017)	Molina Healthcare, Inc.			(1,112,381)
(198,214)	Mylan, Inc.			(4,889,939)
(49,400)	Myriad Genetics, Inc.			(1,121,874)
(43,700)	NuVasive, Inc.			(1,436,856)
(6,502)	Omnicare, Inc.			(207,349)
(39,900)	Patterson Cos., Inc.			(1,312,311)
(195,000)	PDL BioPharma, Inc.			(1,144,650)
(183,701)	PSS World Medical, Inc.			(5,145,465)
(75,100)	QIAGEN NV			(1,428,402)
(72,200)	SonoSite, Inc.			(2,539,274)
(51,000)	St. Jude Medical, Inc.			(2,431,680)
(40,500)	STERIS Corp.			(1,416,690)
(31,200)	Stryker Corp.			(1,831,128)
(22,400)	Teleflex, Inc.			(1,367,744)
(118,536)	Theravance, Inc.			(2,632,685)
(39,600)	Thoratec Corp.			(1,299,672)
(134,700)	VCA Antech, Inc.			(2,855,640)
(42,591)	Vertex Pharmaceuticals, Inc.			(2,214,306)
(163,700)	Viropharma, Inc.			(3,028,450)
(169,117)	Volcano Corp.			(5,460,788)
(45,675)	West Pharmaceutical Services, Inc.			(1,998,738)
				(98,812,028)

Industrial - (5.0)%
(97,400)	AAR Corp.			(2,638,566)
(45,800)	Alexander & Baldwin, Inc.			(2,205,728)
(198,700)	Altra Holdings, Inc.			(4,766,813)
(109,851)	AMR Corp.			(593,195)
(222,000)	Atlas Copco AB			(5,843,768)
(66,700)	Caterpillar, Inc.			(7,100,882)
(82,255)	Cemex SAB de CV, ADR			(707,393)
(22,400)	CH Robinson Worldwide, Inc.			(1,766,016)
(10,000)	Clean Harbors, Inc.			(1,032,500)
(79,300)	Commercial Metals Co.			(1,137,955)
(36,600)	Con-way, Inc.			(1,420,446)
(22,500)	Copa Holdings SA			(1,501,650)
(12,600)	Deere & Co.			(1,038,870)
(124,200)	Donaldson Co., Inc.			(7,536,456)
(191,516)	DryShips, Inc.			(802,452)
(47,000)	Eagle Materials, Inc.			(1,309,890)
(134,907)	Eaton Corp.			(6,940,965)
(21,000)	Emerson Electric Co.			(1,181,250)
(20,000)	Energizer Holdings, Inc.			(1,447,200)
(135,500)	FEI Co.			(5,174,745)
(10,400)	Flowserve Corp.			(1,142,856)
(21,920)	Frontline, Ltd.			(323,101)
(64,200)	GATX Corp.			(2,383,104)
(126,800)	Genco Shipping & Trading, Ltd.			(953,536)
(35,020)	General Cable Corp.			(1,491,152)
(450,800)	General Electric Co.			(8,502,088)
(63,600)	Greif, Inc., Class A			(4,135,908)
(266,140)	Griffon Corp.			(2,682,691)
(30,200)	HMS Holdings Corp.			(2,321,474)
(343,000)	Ingersoll-Rand PLC			(15,575,630)
(91,400)	Joy Global, Inc.			(8,704,936)
(130,740)	Kaman Corp.			(4,637,348)
(347)	Kansas City Southern			(20,587)
(31,300)	Lennox International, Inc.			(1,348,091)
(43,200)	Lincoln Electric Holdings, Inc.			(1,548,720)
(94,400)	Lockheed Martin Corp.			(7,643,568)
(29,800)	Manpower, Inc.			(1,598,770)
(15,100)	Martin Marietta Materials, Inc.			(1,207,547)
(37,300)	Matthews International Corp., Class A			(1,497,595)
(42,064)	Neo Material Technologies, Inc.			(404,742)
(46,700)	Overseas Shipholding Group, Inc.			(1,258,098)
(37,400)	Owens-Illinois, Inc.			(965,294)
(24,000)	Pall Corp.			(1,349,520)
(29,632)	PHH Corp.			(608,049)
(24,100)	Precision Castparts Corp.			(3,968,065)
(23,400)	Roper Industries, Inc.			(1,949,220)
(105,400)	RTI International Metals, Inc.			(4,044,198)
(263,500)	Satcon Technology Corp.			(629,765)
(59,300)	Spirit Aerosystems Holdings, Inc.			(1,304,600)
(135,900)	STR Holdings, Inc.			(2,027,628)
(99,600)	SuccessFactors, Inc.			(2,928,240)
(38,300)	Temple-Inland, Inc.			(1,139,042)
(17,200)	The Boeing Co.			(1,271,596)
(35,000)	The Shaw Group, Inc.			(1,057,350)
(78,700)	TTM Technologies, Inc.			(1,260,774)
(69,000)	Tutor Perini Corp.			(1,323,420)
(71,600)	Universal Display Corp.			(2,512,444)
(100,800)	UTi Worldwide, Inc.			(1,984,752)
(81,072)	Valmont Industries, Inc.			(7,814,530)
(101,800)	Waste Management, Inc.			(3,794,086)
(35,000)	Woodward Governor Co.			(1,220,100)
				(168,680,955)

Information Technology - (4.3)%
(37,700)	Altera Corp.			(1,747,395)
(30,000)	ANSYS, Inc.			(1,640,100)
(3,500)	Apple, Inc.			(1,174,845)
(23,800)	Automatic Data Processing, Inc.			(1,253,784)
(55,300)	Blackboard, Inc.			(2,399,467)
(28,000)	Broadcom Corp., Class A			(941,920)
(50,100)	CACI International, Inc., Class A			(3,160,308)
(547,400)	Cadence Design Systems, Inc.			(5,780,544)
(21,602)	Callidus Software, Inc.			(126,372)
(50,200)	Cavium, Inc.			(2,188,218)
(238,076)	Ciena Corp.			(4,375,837)
(19,400)	Citrix Systems, Inc.			(1,552,000)
(18,900)	Cognizant Technology Solutions Corp., Class A			(1,386,126)
(30,300)	CommVault Systems, Inc.			(1,346,835)
(86,000)	Computer Sciences Corp.			(3,264,560)
(30,200)	Concur Technologies, Inc.			(1,512,114)
(60,500)	Constant Contact, Inc.			(1,535,490)
(99,500)	Corning, Inc.			(1,805,925)
(40,800)	Cree, Inc.			(1,370,472)
(105,100)	DemandTec, Inc.			(956,410)
(41,400)	Digital River, Inc.			(1,331,424)
(284,000)	Earthlink, Inc.			(2,185,380)
(140,800)	Electronic Arts, Inc.			(3,322,880)
(62,100)	EMC Corp.			(1,710,855)
(82,400)	Finisar Corp.			(1,485,672)
(90,400)	Fortinet, Inc.			(2,467,016)
(398,000)	FSI International, Inc.			(1,090,520)
(24,000)	Informatica Corp.			(1,402,320)
(5,643)	Lam Research Corp.			(249,872)
(52,700)	Linear Technology Corp.			(1,740,154)
(89,700)	Medidata Solutions, Inc.			(2,141,139)
(109,900)	Mentor Graphics Corp.			(1,407,819)
(127,466)	Microchip Technology, Inc.			(4,832,236)
(64,700)	MKS Instruments, Inc.			(1,709,374)
(172,600)	NetApp, Inc.			(9,109,828)
(46,500)	NetSuite, Inc.			(1,822,800)
(133,372)	Novellus Systems, Inc.			(4,820,064)
(1,275,800)	ON Semiconductor Corp.			(13,357,626)
(201,700)	Photronics, Inc.			(1,708,399)
(60,000)	Pitney Bowes, Inc.			(1,379,400)
(13,000)	Quality Systems, Inc.			(1,134,900)
(444,100)	Quantum Corp.			(1,465,530)
(53,000)	Quest Software, Inc.			(1,204,690)
(61,600)	Radisys Corp.			(449,064)
(256,000)	Rambus, Inc.			(3,758,080)
(85,100)	RightNow Technologies, Inc.			(2,757,240)
(85,600)	Rosetta Stone, Inc.			(1,381,584)
(147,700)	Rovi Corp.			(8,472,072)
(22,300)	Salesforce.com, Inc.			(3,322,254)
(7,800)	SanDisk Corp.			(323,700)
(30,600)	Silicon Laboratories, Inc.			(1,262,556)
(348,500)	Smith Micro Software, Inc.			(1,467,185)
(39,300)	Sourcefire, Inc.			(1,167,996)
(89,300)	Symantec Corp.			(1,760,996)
(33,700)	Synchronoss Technologies, Inc.			(1,069,301)
(106,770)	SYNNEX Corp.			(3,384,609)
(254,700)	Take-Two Interactive Software, Inc.			(3,891,816)
(176,500)	Teradyne, Inc.			(2,612,200)
(112,074)	THQ, Inc.			(405,708)
(47,500)	Ultimate Software Group, Inc.			(2,585,425)
(5,638)	Unisys Corp.			(144,897)
(27,314)	Verigy, Ltd.			(408,890)
(50,767)	VeriSign, Inc.			(1,698,664)
(14,300)	VMware, Inc., Class A			(1,433,289)
(115,800)	Xerox Corp.			(1,205,478)
				(147,561,624)

Materials - (1.4)%
(19,715)	AngloGold Ashanti, Ltd., ADR			(829,804)
(2,350)	APERAM			(75,905)
(47,000)	ArcelorMittal			(1,633,720)
(40,400)	Avery Dennison Corp.			(1,560,652)
(69,200)	Balchem Corp.			(3,029,576)
(83,100)	BHP Billiton, Ltd., ADR			(7,863,753)
(27,000)	Ecolab, Inc.			(1,522,260)
(35,400)	Freeport-McMoRan Copper & Gold, Inc.			(1,872,660)
(35,000)	Goldcorp, Inc.			(1,689,450)
(29,400)	International Flavors & Fragrances, Inc.			(1,888,656)
(57,000)	International Paper Co.			(1,699,740)
(22,800)	Itron, Inc.			(1,098,048)
(148,311)	Jaguar Mining, Inc.			(708,927)
(41,220)	Kaiser Aluminum Corp.			(2,251,436)
(2,439)	Molycorp, Inc.			(148,925)
(53,346)	Northgate Minerals Corp.			(138,700)
(15,000)	POSCO, ADR			(1,629,300)
(12,800)	Praxair, Inc.			(1,387,392)
(110,100)	Rio Tinto PLC, ADR			(7,962,432)
(31,093)	Sterlite Industries India, Ltd., ADR			(467,950)
(79,946)	Stillwater Mining Co.			(1,759,611)
(397,312)	Uranium One, Inc.			(1,095,806)
(59,000)	Vale SA, ADR			(1,885,050)
(81,900)	Vulcan Materials Co.			(3,155,607)
				(47,355,360)

Telecommunication Services - (1.9)%
(255,788)	Alaska Communications Systems Group, Inc.			(2,268,840)
(114,000)	American Tower Corp., Class A			(5,962,200)
(884)	AOL, Inc.			(17,556)
(13,560)	CBS Corp., Class B			(386,324)
(4,578)	Central European Media Enterprises, Ltd.			(90,416)
(347,500)	Clearwire Corp., Class A			(1,313,550)
(54,400)	Comtech Telecommunications Corp.			(1,525,376)
(172,600)	Crown Castle International Corp.			(7,040,354)
(115,600)	DigitalGlobe, Inc.			(2,937,396)
(41,100)	InterDigital, Inc.			(1,678,935)
(295,900)	Ixia			(3,787,520)
(32,500)	John Wiley & Sons, Inc., Class A			(1,690,325)
(39,400)	Juniper Networks, Inc.			(1,241,100)
(739,354)	Level 3 Communications, Inc.			(1,804,024)
(412,400)	Limelight Networks, Inc.			(1,880,544)
(34,100)	LogMeIn, Inc.			(1,315,237)
(4,852)	Nielsen Holdings NV			(151,188)
(36,000)	NII Holdings, Inc.			(1,525,680)
(18,400)	OpenTable, Inc.			(1,529,408)
(166,200)	SBA Communications Corp., Class A			(6,347,178)
(18,600)	Sina Corp.			(1,936,260)
(1,078,773)	Sirius XM Radio, Inc.			(2,362,513)
(56,600)	Sycamore Networks, Inc.			(1,258,784)
(27,200)	Thomson Reuters Corp.			(1,021,632)
(9,694)	Time Warner, Inc.			(352,571)
(41,300)	Viasat, Inc.			(1,787,051)
(246,400)	Virgin Media, Inc.			(7,374,752)
(105,900)	VirnetX Holding Corp.			(3,064,746)
(47,956)	WebMD Health Corp.			(2,185,834)
				(65,837,294)

Utilities - (0.9)%
(62,200)	Aqua America, Inc.			(1,367,156)
(44,300)	Black Hills Corp.			(1,332,987)
(67,400)	Consolidated Edison, Inc.			(3,588,376)
(45,900)	DPL, Inc.			(1,384,344)
(63,000)	EnerNOC, Inc.			(991,620)
(35,200)	Integrys Energy Group, Inc.			(1,824,768)
(18,000)	National Fuel Gas Co.			(1,310,400)
(12,648)	NextEra Energy, Inc.			(726,754)
(62,900)	Northwest Natural Gas Co.			(2,838,677)
(81,600)	Pepco Holdings, Inc.			(1,601,808)
(40,312)	PPL Corp.			(1,121,883)
(83,100)	Southern Co.			(3,355,578)
(61,800)	The Empire District Electric Co.			(1,190,268)
(65,800)	UGI Corp.			(2,098,362)
(110,200)	Westar Energy, Inc.			(2,965,482)
(60,300)	WGL Holdings, Inc.			(2,320,947)
				(30,019,410)
Total Common Stock
(Cost $(1,111,456,843))				(1,157,499,763)

	Security
Principal	Description	Rate	Maturity	Value
U.S. Treasury Securities - (0.7)%
$(5,000,000)	U.S. Treasury Bond	4.63%	02/15/40	$(5,214,065)
(300,000)	U.S. Treasury Note	3.63	08/15/19	(319,687)
(16,250,000)	U.S. Treasury Note	3.63	02/15/20	(17,193,264)
Total U.S. Treasury Securities
(Cost $(21,499,471))				(22,727,016)

	Security
Shares	Description			Value
Rights - (0.0)%
(660,000)	China Citic Bank Corp, Ltd. (f)			$(71,244)
(22,272)	Olam International, Ltd. (f)			(2,901)
Total Rights
(Cost $0)				(74,145)

Investment Companies - (5.2)%
(183,281)	iShares Dow Jones U.S. Real Extate Index Fund			(11,051,844)
(149,900)	iShares FTSE/Xinhua China 25 Index Fund			(6,438,205)
(233,000)	iShares MSCI Australia Index Fund			(6,069,650)
(69,700)	iShares MSCI Brazil Index Fund			(5,112,495)
(67,000)	iShares MSCI Canada Index Fund			(2,121,890)
(330,000)	iShares MSCI Hong Kong Index Fund			(6,111,600)
(13,000)	iShares MSCI South Korea Index Fund			(845,000)
(178,020)	iShares Russell 2000 Index Fund			(14,740,056)
(54,000)	Market Vectors Russia ETF			(2,080,080)
(536,500)	SPDR S&P 500 ETF Trust			(70,801,905)
(80,000)	SPDR S&P Metals & Mining ETF			(5,552,800)
(219,680)	SPDR S&P MidCap 400 ETF Trust			(38,971,232)
(120,500)	SPDR S&P Oil & Gas Exploration & Production ETF			(7,082,990)
Total Investment Companies
(Cost $(164,337,083))				(176,979,747)
Total Short Positions - (39.9)%
(Cost $(1,297,293,397))				$(1,357,280,671)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2011 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.5)%
Call Options Written - (0.1)%
(500)	Accenture PLC	$60.00	01/12	$(210,000)
(2,900)	iShares Russell 2000 Index Fund	81.00	11/11	(1,624,000)
(270)	Royal Caribbean Cruises, Ltd.	35.00	01/12	(166,050)
(8,370)	SPDR S&P 500 ETF Trust	140.00	12/11	(1,925,100)
(450)	St. Jude Medical, Inc.	52.50	01/12	(85,500)
(115)	Whirlpool Corp.	80.00	01/12	(86,825)
Total Call Options Written
(Premiums Received $(4,812,770))				(4,097,475)

Put Options Written - (0.4)%
(115)	Abbott Laboratories	50.00	08/11	(5,750)
(245)	Abbott Laboratories	50.00	01/13	(120,663)
(500)	Accenture PLC	50.00	01/12	(57,500)
(465)	American Express Co.	45.00	01/12	(87,885)
(125)	American Express Co.	40.00	01/12	(12,375)
(170)	American International Group, Inc.	40.00	01/12	(121,125)
(2,000)	Bank of America Corp.	10.00	01/12	(138,000)
(290)	Berkshire Hathaway, Inc., Class B	80.00	01/12	(176,900)
(579)	Berkshire Hathaway, Inc., Class B	75.00	01/12	(225,810)
(160)	Berkshire Hathaway, Inc., Class B	72.50	01/12	(49,600)
(285)	Best Buy Co., Inc.	35.00	01/12	(149,625)
(285)	Best Buy Co., Inc.	30.00	01/12	(71,250)
(325)	BP PLC, ADR	45.00	01/12	(139,750)
(700)	California Pizza Kitchen, Inc.	15.00	07/11	(700)
(710)	CarMax, Inc.	32.50	01/12	(220,100)
(275)	Cisco Systems, Inc.	22.00	07/11	(179,025)
(1,150)	Citigroup, Inc.	4.00	01/12	(3,450)
(340)	Costco Wholesale Corp.	62.50	01/12	(28,220)
(250)	CVS Caremark Corp.	35.00	08/11	(11,250)
(450)	CVS Caremark Corp.	35.00	01/12	(77,175)
(750)	Dell, Inc.	15.00	01/12	(65,250)
(215)	Family Dollar Stores, Inc.	45.00	01/12	(31,175)
(30)	First Solar, Inc.	115.00	09/11	(14,790)
(90)	Franklin Resources, Inc.	125.00	01/12	(70,650)
(165)	General Dynamics Corp.	75.00	01/12	(94,875)
(605)	General Motors Co.	30.00	01/13	(290,400)
(25)	Google, Inc., Class A	540.00	01/12	(146,875)
(325)	Hewlett-Packard Co.	35.00	01/12	(73,125)
(555)	Intel Corp.	22.50	01/13	(202,575)
(34)	International Business Machines Corp.	130.00	01/12	(5,032)
(135)	International Business Machines Corp.	120.00	01/12	(13,500)
(5,800)	iShares Russell 2000 Index Fund	70.00	11/11	(893,200)
(3,900)	Johnson & Johnson	45.00	01/13	(481,650)
(290)	JPMorgan Chase & Co.	45.00	01/12	(178,350)
(285)	JPMorgan Chase & Co.	35.00	01/12	(42,180)
(450)	Kohl's Corp.	50.00	01/12	(175,500)
(290)	Lockheed Martin Corp.	75.00	01/12	(84,825)
(430)	Macy's, Inc.	22.50	01/12	(36,980)
(170)	McDonald's Corp.	75.00	01/12	(28,390)
(430)	Medtronic, Inc.	45.00	01/12	(325,725)
(870)	Medtronic, Inc.	35.00	01/12	(143,115)
(170)	Merck & Co., Inc.	35.00	07/11	(4,930)
(725)	Merck & Co., Inc.	30.00	01/12	(56,550)
(1,450)	Merck & Co., Inc.	25.00	01/12	(39,150)
(83)	Microsoft Corp.	30.00	07/11	(34,196)
(450)	Microsoft Corp.	25.00	01/13	(137,250)
(1,200)	Northern Trust Corp.	50.00	01/12	(708,000)
(200)	PepsiCo, Inc.	65.00	01/12	(37,000)
(145)	Research In Motion, Ltd.	45.00	01/12	(239,250)
(215)	Research In Motion, Ltd.	40.00	01/12	(258,000)
(225)	Royal Caribbean Cruises, Ltd.	37.00	12/11	(87,750)
(462)	Royal Caribbean Cruises, Ltd.	50.00	01/12	(617,925)
(5,230)	SPDR S&P 500 ETF Trust	124.00	12/11	(2,133,840)
(20,920)	SPDR S&P 500 ETF Trust	75.00	12/11	(292,880)
(2,860)	Sprint Nextel Corp.	4.00	01/12	(40,040)
(450)	St. Jude Medical, Inc.	45.00	01/12	(128,250)
(526)	Staples, Inc.	15.00	01/12	(57,860)
(1,600)	State Street Corp.	30.00	01/12	(84,800)
(240)	Target Corp.	52.50	01/12	(173,280)
(200)	The Bank of New York Mellon Corp.	30.00	01/12	(101,000)
(920)	The Bank of New York Mellon Corp.	25.00	01/12	(174,800)
(220)	The Boeing Co.	70.00	01/12	(90,200)
(150)	The Coca-Cola Co.	65.00	01/12	(37,950)
(160)	The Goldman Sachs Group, Inc.	145.00	01/12	(272,000)
(450)	The Walt Disney Co.	40.00	01/12	(155,250)
(300)	The Walt Disney Co.	35.00	01/12	(42,300)
(328)	The Walt Disney Co.	35.00	01/13	(116,440)
(150)	United Parcel Service, Inc., Class B	70.00	01/12	(49,650)
(725)	USG Corp.	15.00	01/12	(168,562)
(580)	USG Corp.	12.50	01/13	(139,200)
(350)	Wal-Mart Stores, Inc.	65.00	01/12	(452,375)
(1,850)	Wal-Mart Stores, Inc.	55.00	01/12	(767,750)
(160)	Waste Management, Inc.	37.50	01/12	(42,800)
(650)	Wells Fargo & Co.	35.00	01/12	(471,250)
(800)	Wells Fargo & Co.	25.00	01/12	(110,400)
(90)	Whirlpool Corp.	77.50	01/12	(54,450)
Total Put Options Written
(Premiums Received $(24,404,290))				(13,651,643)
Total Written Options - (0.5)%
(Premiums Received $(29,217,060))				$(17,749,118)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

ADR	American Depository Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $211,783,640 or 6.2% of net assets.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $7,824,489 or 0.2% of net assets.
(g)	Variable rate security. Rate presented is as of June 30, 2011.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2011.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Rate presented is yield to maturity.
(k)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

A summary of outstanding credit default swap agreements held by the fund at June 30, 2011, is as follows:

Counterparty	Reference Entity / Obligation	Buy / Sell Protection	Receive Rate	Termination Date	Notional Amount	Net Unrealized Appreciation
Barclays	Index ABS CDS	Buy	0.76%	01/25/38	$(2,347,843)	$161,421

The aggregate cash/securities held as collateral for the above Barclays counterparty was  $1,242,968 as of June 30, 2011.  The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

AFA
At June 30, 2011, the Fund held the following futures contracts:

	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

	17	U.S. 10-year Note (CBT) Future	09/30/11	$2,063,585	$15,993
	5	U.S. Ultra Bond (CBT) Future	09/30/11	640,066	(8,816)
	(2)	3-Month Euro$ Future	09/19/11	(483,747)	(14,528)
	(2)	3-Month Euro$ Future	12/19/11	(482,147)	(15,753)
	(2)	3-Month Euro$ Future	03/19/12	(480,998)	(16,577)
	(2)	3-Month Euro$ Future	06/18/12	(479,948)	(16,977)
	(6,000)	Russell 2000 Mini Future	09/16/11	(471,170,847)	(24,069,153)
	(700)	S&P 500 Emini Future	09/16/11	(44,504,250)	(1,538,250)
	(37)	U.S. 10-year Note (CBT) Future	09/30/11	(4,524,401)	(1,740)
	(40)	U.S. 2-year Note (CBT) Future	09/30/11	(8,764,474)	(9,276)
	(125)	U.S. 5-year Note (CBT) Future	09/30/11	(14,875,000)	(24,414)
	(20)	U.S. Long Bond (CBT) Future	09/30/11	(2,489,688)	29,063
				$(545,551,849)	$(25,670,428)
AFA

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$444,270,380
Gross Unrealized Depreciation	(171,793,868)
Net Unrealized Appreciation	$272,476,512

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2011.

	Level 1	Level 2	Level 3	Total

Assets
Investments at Value
Common Stock
Consumer Discretionary	$309,773,568	$-	$-	$309,773,568
Consumer Staples	231,187,912	-	-	231,187,912
Energy	88,007,206	-	-	88,007,206
Financial	216,857,754	-	-	216,857,754
Healthcare	182,872,022	-	-	182,872,022
Industrial	116,165,604	-	-	116,165,604
Information Technology	190,977,176	-	-	190,977,176
Materials	14,825,512	-	-	14,825,512
Telecommunication Services	92,114,849	-	-	92,114,849
Utilities	44,444,768	-	-	44,444,768
Preferred Stock
Consumer Discretionary	8,878,205	-	-	8,878,205
Consumer Staples	-	2,992,880	-	2,992,880
Energy	7,901,330	2,527,080	-	10,428,410
Financial	22,595,056	-	2,336,912	24,931,968
Healthcare	7,233,912	-	-	7,233,912
Industrial	2,100,033	-	-	2,100,033
Information Technology	252,959	-	-	252,959
Materials	1,258,874	-	-	1,258,874
Telecommunication Services	187,910	-	-	187,910
Utilities	5,094,986	-	-	5,094,986
Asset Backed Obligations	-	246,256,984	5,289,022	251,546,006
Corporate Convertible Bonds	-	598,929,555	-	598,929,555
Corporate Non-Convertible Bonds	-	82,284,177	272,700	82,556,877
Foreign Government Bonds	-	1,802,850	-	1,802,850
Interest Only Bonds	-	473,450	-	473,450
Municipal Bonds	-	1,792,672	-	1,792,672
Syndicated Loans	-	1,875,082	-	1,875,082
U.S. Government & Agency Obligations	-	22,101,672	-	22,101,672
Rights	12,000	-	-	12,000
Warrants	257,745	-	-	257,745
Investment Companies	101,627,412	-	-	101,627,412
Purchased Options	41,894,499	-	-	41,894,499
Total Investments At Value	$1,686,521,292	$961,036,402	$7,898,634	$2,655,456,328

Other Financial Instruments**	-	-	-	-
Credit Default Swaps	-	161,421	-	161,421
Futures	45,056	-	-	45,056
Total Other Financial Instruments	$45,056	$161,421	$-	$206,477
Total Assets	$1,686,566,348	$961,197,823	$7,898,634	$2,655,662,805

Liabilities
Securities Sold Short
Common Stock	(1,155,460,474)	(2,039,289)	-	(1,157,499,763)
U.S. Government & Agency Obligations	-	(22,727,016)	-	(22,727,016)
Rights	-	-	(74,145)	(74,145)
Investment Companies	(176,979,747)	-	-	(176,979,747)
Total Securities Sold Short	$(1,332,440,221)	$(24,766,305)	$(74,145)	$(1,357,280,671)
Other Financial Intruments**

Written Options	(17,749,118)	-	-	(17,749,118)
Futures	(25,715,484)	-	-	(25,715,484)
Total Other Financial Instruments	$(43,464,602)	$-	$-	$(43,464,602)
Total Liabilities	$(1,375,904,823)	$(24,766,305)	$(74,145)	$(1,400,745,273)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Preferred Stock	Rights	Written Options

Balance as of 03/31/11	$4,135,030	$16,000,106	$260,900	$2,704,826	$-	$(215)
Accrued Accretion / (Amortization)	9,819	(115)	-	-	-	-
Realized Gain / (Loss)	-	(106,485)	-	-	-	-
Change in Unrealized Appreciation / (Depreciation)	(36,614)	(3,344)	11,800	(11,666)	-	-
Purchases	1,219,843	-	-	134,099	-	-
Sales	(39,056)	(1,987,706)	-	-	-	-
Transfers In / (Out)	-	(13,902,456)	-	(490,347)	(74,145)	215
Balance as of 06/30/11	$5,289,022	$-	$272,700	$2,336,912	$(74,145)	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/11	$(36,614)	$-	$11,800	$(11,666)	$(74,145)	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 96.4%
Australia - 2.7%
196,100	GrainCorp, Ltd.	$1,745,715
69,600	Santos, Ltd.	1,010,755
		2,756,470
Belgium - 2.8%
5,000	Ackermans & van Haaren NV	485,728
41,700	Anheuser-Busch InBev NV	2,418,849
		2,904,577
Bermuda - 5.7%
54,000	Axis Capital Holdings, Ltd.	1,671,840
20,900	Enstar Group, Ltd. (a)	2,183,841
29,950	RenaissanceRe Holdings, Ltd.	2,095,002
		5,950,683
Brazil - 2.6%
147,845	BM&FBovespa SA	977,644
310,759	TIM Participacoes SA	1,766,208
		2,743,852
Canada - 16.4%
104,100	Brookfield Asset Management, Inc., Class A	3,463,704
67,815	Encana Corp.	2,088,024
3,935	Fairfax Financial Holdings, Ltd.	1,578,486
707,250	Huntingdon REIT (a)	5,279,900
21,500	Imperial Oil, Ltd.	1,001,379
1,418,800	Petroamerica Oil Corp. (a)	235,376
1,384,200	Petromanas Energy, Inc. (a)	416,214
34,809	Suncor Energy, Inc.	1,364,262
144,000	Viterra, Inc.	1,564,747
		16,992,092
China - 1.5%
936,000	Minth Group, Ltd.	1,513,150

Germany - 1.4%
14,200	Bayerische Motoren Werke AG	1,416,944

Hong Kong - 22.3%
156,300	Cheung Kong Holdings, Ltd.	2,285,740
2,892,000	First Pacific Co., Ltd.	2,582,906
158,000	Guoco Group, Ltd.	1,934,976
450,000	Hang Lung Properties, Ltd.	1,844,712
774,449	Henderson Land Development Co., Ltd.	4,991,020
42,400	Jardine Matheson Holdings, Ltd.	2,431,216
569,000	Shangri-La Asia, Ltd.	1,392,210
178,000	Television Broadcasts, Ltd.	1,175,733
2,673,000	Value Partners Group, Ltd.	2,287,698
567,000	Wheelock & Co., Ltd.	2,273,333
		23,199,544
India - 2.3%
68,900	Financial Technologies India, Ltd.	1,348,022
20,400	ICICI Bank, Ltd., ADR	1,005,720
		2,353,742
Indonesia - 1.5%
74,288,000	Panin Financial Tbk PT (a)	1,541,982

Japan - 9.1%
19,800	FANUC Corp.	3,290,777
500	Osaka Securities Exchange Co., Ltd.	2,226,570
69,800	Toyota Industries Corp.	2,293,286
49,200	Universal Entertainment Corp.	1,634,805
		9,445,438
Jordan - 0.9%
83,070	Arab Bank PLC	981,017

Malaysia - 2.9%
824,000	Genting Bhd	3,061,858

Mexico - 7.1%
28,600	Coca-Cola Femsa S.A.B. de C.V., ADR	2,660,086
24,700	Fomento Economico Mexicano S.A.B. de C.V., ADR	1,642,303
126,900	Grupo Televisa SA, ADR	3,121,740
		7,424,129
Philippines - 0.7%
2,826,000	Alliance Global Group, Inc.	713,429

Republic Of South Korea - 2.7%
37,100	LG Corp.	2,790,362

Singapore - 1.2%
760,000	Global Logistic Properties, Ltd. (a)	1,274,607

Spain - 1.5%
386,500	Promotora de Informaciones SA, Class A (a)	905,180
70,500	Promotora de Informaciones SA, Class B, ADR (a)	705,000
		1,610,180
Sweden - 4.1%
35,701	Industrivarden AB	625,383
163,400	Investor AB, Class A	3,650,227
		4,275,610
Switzerland - 3.2%
18,500	Compagnie Financiere Richemont SA, Class A	1,211,329
34,320	Nestle SA	2,132,882
		3,344,211
Taiwan - 2.5%
510,700	Uni-President Enterprises Corp.	739,643
2,628,000	Yuanta Financial Holding Co., Ltd.	1,820,711
		2,560,354
United States - 1.3%
16,500	Bristow Group, Inc.	841,830
19,400	US Bancorp	494,894
		1,336,724
Total Common Stock (Cost $84,711,528)	100,190,955

Contracts	Security Description	Strike Price	Exp. Date	Value

Call Options Purchased - 0.0%
800,000	Canadian Currency	$1.18	07/11	-
700,000	Canadian Currency	1.15	07/11	-
500,000	Canadian Currency	1.02	11/11	3,793
500,000	Canadian Currency	0.99	11/11	6,977
750,000	Canadian Currency	0.97	11/11	15,876
350,000	Japanese Currency	95.00	10/11	64
350,000	Japanese Currency	90.00	10/11	393
350,000	Japanese Currency	98.00	11/11	35
350,000	Japanese Currency	92.00	11/11	293
Total Call Options Purchased (Premiums Paid $92,975)	27,431

Total Investments - 96.4% (Cost $84,804,503)*	$100,218,386
Other Assets & Liabilities, Net – 3.6%	3,708,256
Net Assets – 100.0%	$103,926,642

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$17,248,600
Gross Unrealized Depreciation	(1,834,717)
Net Unrealized Appreciation	$15,413,883

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2011.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$2,756,470	$-	$-	$2,756,470
Belgium	2,904,577	-	-	2,904,577
Bermuda	5,950,683	-	-	5,950,683
Brazil	2,743,852	-	-	2,743,852
Canada	16,992,092	-	-	16,992,092
China	1,513,150	-	-	1,513,150
Germany	1,416,944	-	-	1,416,944
Hong Kong	23,199,544	-	-	23,199,544
India	2,353,742	-	-	2,353,742
Indonesia	1,541,982	-	-	1,541,982
Japan	9,445,438	-	-	9,445,438
Jordan	981,017	-	-	981,017
Malaysia	3,061,858	-	-	3,061,858
Mexico	7,424,129	-	-	7,424,129
Philippines	713,429	-	-	713,429
Republic Of South Korea	2,790,362	-	-	2,790,362
Singapore	1,274,607	-	-	1,274,607
Spain	1,610,180	-	-	1,610,180
Sweden	4,275,610	-	-	4,275,610
Switzerland	3,344,211	-	-	3,344,211
Taiwan	2,560,354	-	-	2,560,354
United States	1,336,724	-	-	1,336,724
Call Options Purchased	27,431	-	-	27,431
Total Investments At Value	$100,218,386	$-	$-	$100,218,386
Other Financial Instruments**
Forward Currency Contracts	-	53,233	-	53,233
Total Assets	$100,218,386	$53,233	$-	$100,271,619
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(432,737)	-	(432,737)
Total Liabilities	$-	$(432,737)	$-	$(432,737)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
Call Options Purchased

Balance as of 03/31/11	$9,444
Change in Unrealized Appreciation (Depreciation)	(8,659)
Transfers Out	(785)
Balance as of 06/30/11	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS JUNE 30, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.7%
Consumer Discretionary - 5.1%
38,250	Lowe's Cos., Inc.	$891,607
28,000	The Gap, Inc.	506,800
		1,398,407
Consumer Staples - 3.1%
14,600	Anheuser-Busch InBev NV, ADR	846,946

Energy - 16.5%
16,700	Bristow Group, Inc.	852,034
31,763	Encana Corp.	977,983
25,950	Noble Corp.	1,022,689
20,780	Plains Exploration & Production Co. (a)	792,133
7,339	Schlumberger, Ltd.	634,090
10,690	Subsea 7 SA, ADR (a)	274,947
		4,553,876
Financials - 27.4%
29,850	Axis Capital Holdings, Ltd.	924,156
1,550	Berkshire Hathaway, Inc., Class B (a)	119,955
44,429	Brookfield Asset Management, Inc., Class A	1,473,710
14,832	Enstar Group, Ltd. (a)	1,549,796
8,000	Homefed Corp. (a)	179,000
23,213	Leucadia National Corp.	791,563
25,734	PICO Holdings, Inc. (a)	746,286
13,350	RenaissanceRe Holdings, Ltd.	933,832
32,450	US Bancorp	827,799
		7,546,097
Healthcare - 19.3%
24,927	Abbott Laboratories	1,311,659
21,100	Baxter International, Inc.	1,259,459
18,236	Johnson & Johnson	1,213,059
43,552	Merck & Co., Inc.	1,536,950
		5,321,127
Industrials - 7.5%
11,779	Dover Corp.	798,616
10,506	Fluor Corp.	679,318
7,246	Roper Industries, Inc.	603,592
		2,081,526
Information Technology - 10.3%
5,740	International Business Machines Corp.	984,697
48,128	Molex, Inc., Class A	1,033,790
14,413	QUALCOMM, Inc.	818,514
		2,837,001
Materials - 3.6%
35,999	Nalco Holding Co.	1,001,132

Telecommunication Services - 2.0%
222,249	Level 3 Communications, Inc. (a)	542,288

Utilities - 0.9%
10,600	Brookfield Infrastructure Partners LP	265,530

Total Common Stock (Cost $19,753,487)	26,393,930

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 1.3%
Telecommunication Services - 1.3%
$348,000	Level 3 Financing, Inc. (cost $338,379)	9.25%	11/01/14	359,745

Total Investments - 97.0% (Cost $20,091,866)*	$26,753,675
Other Assets & Liabilities, Net – 3.0%	818,674
Net Assets – 100.0%	$27,572,349

ADR	American Depository Receipt
LP	Limited Partnership
(a)	Non-income producing security.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$6,843,334
Gross Unrealized Depreciation	(181,525)
Net Unrealized Appreciation	$6,661,809

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Consumer Discretionary	$1,398,407	$-	$-	$1,398,407
Consumer Staples	846,946	-	-	846,946
Energy	4,553,876	-	-	4,553,876
Financials	7,546,097	-	-	7,546,097
Healthcare	5,321,127	-	-	5,321,127
Industrials	2,081,526	-	-	2,081,526
Information Technology	2,837,001	-	-	2,837,001
Materials	1,001,132	-	-	1,001,132
Telecommunication Services	542,288	-	-	542,288
Utilities	265,530	-	-	265,530
Corporate Non-Convertible Bonds	-	359,745	-	359,745
Total Investments At Value	$26,393,930	$359,745	$-	$26,753,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

	Security
Principal	Description	Rate	Maturity	Value
U.S. Treasury Bills (a)(b) - 101.8%
$7,500,000	U.S. Treasury Bill	0.18%	07/28/11	$7,499,917
3,000,000	U.S. Treasury Bill	0.16	08/25/11	2,999,978
8,500,000	U.S. Treasury Bill	0.15-0.16	09/22/11	8,499,702
7,500,000	U.S. Treasury Bill	0.12	10/27/11	7,499,340
4,500,000	U.S. Treasury Bill	0.10	11/25/11	4,498,862
4,000,000	U.S. Treasury Bill	0.11	12/15/11	3,998,700

Total U.S. Treasury Bills				34,996,499
(Cost $34,988,747)
Total Investments - 101.8%				$34,996,499
(Cost $34,988,747)*
Net Unrealized Gain on Forward Currency Contracts - (3.6)%				$(1,237,981)

Other Assets and Liabilities, Net - 1.8%				606,133
NET ASSETS - 100.0%				$34,364,651

(a)	Rates shown are annualized at time of purchase.
(b)	All or a portion og these securities are segregated to cover the Fund's forward curency contract exposure.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$7,752
	Gross Unrealized Depreciation	-
	Net Unrealized Appreciation	$7,752

As of June 30, 2011, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
(3,660,000)	Australian Dollar	$(3,845,492)	07/20/11	$-	$(69,793)
60,000	Australian Dollar	64,019	07/20/11	166	-
1,750,000	Australian Dollar	1,853,528	07/20/11	18,534	-
1,850,000	Australian Dollar	1,975,060	07/20/11	3,978	-
(6,840,000)	British Pound Sterling	(11,187,791)	07/20/11	212,709	-
(100,000)	British Pound Sterling	(164,412)	07/20/11	3,958	-
(100,000)	British Pound Sterling	(163,991)	07/20/11	3,536	-
(70,000)	British Pound Sterling	(114,254)	07/20/11	1,936	-
(70,000)	British Pound Sterling	(112,096)	07/20/11	-	(222)
(60,000)	British Pound Sterling	(97,379)	07/20/11	1,106	-
(60,000)	British Pound Sterling	(96,416)	07/20/11	143	-
(50,000)	British Pound Sterling	(81,878)	07/20/11	1,651	-
14,800,000	British Pound Sterling	23,927,589	07/20/11	-	(180,336)
(19,750,000)	Canadian Dollar	(20,355,117)	07/20/11	-	(112,268)
(120,000)	Canadian Dollar	(121,907)	07/20/11	-	(2,452)
(100,000)	Canadian Dollar	(102,766)	07/20/11	-	(867)
(60,000)	Canadian Dollar	(61,518)	07/20/11	-	(662)
(50,000)	Canadian Dollar	(51,110)	07/20/11	-	(706)
50,000	Canadian Dollar	51,437	07/20/11	380	-
60,000	Canadian Dollar	61,637	07/20/11	543	-
6,640,000	Canadian Dollar	6,779,709	07/20/11	101,477	-
8,300,000	Canadian Dollar	8,466,364	07/20/11	135,119	-
(1,150,000)	Euro	(1,628,324)	07/20/11	-	(38,390)
50,000	Euro	72,068	07/20/11	397	-
1,100,000	Euro	1,581,361	07/20/11	12,887	-
(180,000,000)	Japanese Yen	(2,207,885)	07/20/11	-	(28,224)
(4,000,000)	Japanese Yen	(49,663)	07/20/11	-	(28)
5,000,000	Japanese Yen	62,603	07/20/11	-	(489)
460,000,000	Japanese Yen	5,738,043	07/20/11	-	(23,542)
(16,400,000)	New Zealand Dollar	(13,163,673)	07/20/11	-	(404,812)
(15,000,000)	New Zealand Dollar	(12,039,150)	07/20/11	-	(371,050)
90,000	New Zealand Dollar	73,023	07/20/11	1,439	-
100,000	New Zealand Dollar	81,957	07/20/11	777	-
100,000	New Zealand Dollar	81,455	07/20/11	1,280	-
110,000	New Zealand Dollar	91,086	07/20/11	-	(78)
150,000	New Zealand Dollar	121,121	07/20/11	2,981	-
160,000	New Zealand Dollar	130,997	07/20/11	1,379	-
2,640,000	New Zealand Dollar	2,148,054	07/20/11	36,141	-
12,400,000	New Zealand Dollar	10,172,501	07/20/11	86,598	-
(50,000,000)	Norwegian Krone	(8,988,955)	07/20/11	-	(266,958)
(300,000)	Norwegian Krone	(54,088)	07/20/11	-	(1,447)
300,000	Norwegian Krone	55,787	07/20/11	-	(251)
600,000	Norwegian Krone	110,591	07/20/11	480	-
9,500,000	Norwegian Krone	1,762,199	07/20/11	-	(3,575)
(4,700,000)	Swedish Krona	(724,174)	07/20/11	-	(18,001)
(660,000)	Swedish Krona	(103,076)	07/20/11	-	(1,144)
(500,000)	Swedish Krona	(79,229)	07/20/11	274	-
(500,000)	Swedish Krona	(78,556)	07/20/11	-	(399)
600,000	Swedish Krona	96,998	07/20/11	-	(2,253)
600,000	Swedish Krona	96,679	07/20/11	-	(1,934)
600,000	Swedish Krona	97,080	07/20/11	-	(2,334)
17,700,000	Swedish Krona	2,862,406	07/20/11	-	(67,408)
53,900,000	Swedish Krona	8,714,314	07/20/11	-	(202,993)
(7,760,000)	Swiss Franc	(9,084,726)	07/20/11	-	(146,227)
(80,000)	Swiss Franc	(95,820)	07/20/11	656	-
(50,000)	Swiss Franc	(59,313)	07/20/11	-	(165)
(50,000)	Swiss Franc	(59,444)	07/20/11	-	(33)
50,000	Swiss Franc	59,320	07/20/11	158	-
7,100,000	Swiss Franc	8,323,320	07/20/11	122,526	-
7,760,000	Swiss Franc	9,273,101	07/20/11	-	(42,149)
Unrealized gain (loss) on forward currency contracts				$753,209	$(1,991,190)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2011:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	34,996,499	(1,237,981)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$34,996,499	$(1,237,981)

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

	Security
Principal	Description	Rate	Maturity	Value
U.S. Treasury Bills (a)(b) - 98.8%
$10,000,000	U.S. Treasury Bill	0.18%	07/14/11	$9,999,981
13,000,000	U.S. Treasury Bill	0.18	07/28/11	12,999,856
14,500,000	U.S. Treasury Bill	0.16	08/25/11	14,499,894
10,500,000	U.S. Treasury Bill	0.15	09/01/11	10,499,874
10,000,000	U.S. Treasury Bill	0.15-0.16	09/22/11	9,999,650
21,000,000	U.S. Treasury Bill	0.12	10/27/11	20,998,152
15,500,000	U.S. Treasury Bill	0.07	11/17/11	15,497,303
16,000,000	U.S. Treasury Bill	0.11	12/15/11	15,994,800

Total U.S. Treasury Bills				110,489,510
(Cost $110,468,205)
Total Investments - 98.8%				$110,489,510
(Cost $110,468,205)*
Net Unrealized Gain on Forward Currency Contracts - 0.6%				$612,903

Other Assets and Liabilities, Net - 0.6%				698,400
NET ASSETS - 100.0%				$111,800,813

(a)		Rates shown are annualized at time of purchase.
(b)		All or a portion og these securities are segregated to cover the Fund's forward curency contract exposure.

	*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation	$21,305
		Gross Unrealized Depreciation	-
		Net Unrealized Appreciation	$21,305

As of June 30, 2011, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
(3,000,000)	China Renminbi	$(463,779)	07/20/11	$-	$(289)
4,500,000	China Renminbi	698,758	07/20/11	-	(2,655)
6,600,000	China Renminbi	1,023,780	07/20/11	-	(2,830)
7,000,000	China Renminbi	1,086,923	07/20/11	-	(4,097)
12,000,000	China Renminbi	1,861,042	07/20/11	-	(4,769)
22,600,000	China Renminbi	3,490,941	07/20/11	5,040	-
26,000,000	China Renminbi	4,013,894	07/20/11	8,030	-
35,000,000	China Renminbi	5,403,319	07/20/11	10,810	-
6,200,000	Hong Kong Dollar	797,824	07/20/11	-	(977)
(62,000,000)	Indian Rupee	(1,429,889)	07/20/11	48,110	-
41,000,000	Indian Rupee	908,889	07/20/11	4,868	-
82,000,000	Indian Rupee	1,816,168	07/20/11	11,346	-
2,000,000	Malaysian Ringgit	674,969	07/20/11	-	(13,636)
2,650,000	Malaysian Ringgit	875,165	07/20/11	1,101	-
(147,000,000)	New Taiwan Dollar	(5,114,823)	07/20/11	-	(4,008)
48,000,000	New Taiwan Dollar	1,668,985	07/20/11	2,470	-
53,000,000	New Taiwan Dollar	1,839,703	07/20/11	5,862	-
126,000,000	New Taiwan Dollar	4,377,280	07/20/11	10,289	-
350,000	Singapore Dollar	286,359	07/20/11	-	(1,410)
500,000	Singapore Dollar	403,780	07/20/11	3,291	-
5,400,000	Singapore Dollar	4,300,983	07/20/11	95,385	-
600,000,000	South Korean Won	549,300	07/20/11	11,964	-
(34,000,000)	China Renminbi	(5,259,331)	08/17/11	-	(1,758)
(13,000,000)	China Renminbi	(2,005,492)	08/17/11	-	(6,101)
5,300,000	China Renminbi	819,862	08/17/11	249	-
6,000,000	China Renminbi	926,441	08/17/11	1,987	-
27,700,000	China Renminbi	4,279,314	08/17/11	6,927	-
38,300,000	China Renminbi	5,918,714	08/17/11	7,749	-
(105,000,000)	Japanese Yen	(1,298,586)	08/17/11	-	(6,018)
450,000,000	Japanese Yen	5,602,164	08/17/11	-	(11,004)
(3,100,000)	Malaysian Ringgit	(1,010,364)	08/17/11	-	(12,456)
2,800,000	Malaysian Ringgit	922,965	08/17/11	872	-
32,300,000	Malaysian Ringgit	10,638,999	08/17/11	18,127	-
(900,000)	Singapore Dollar	(721,832)	08/17/11	-	(10,918)
10,200,000	Singapore Dollar	8,226,782	08/17/11	77,717	-
1,300,000,000	South Korean Won	1,189,986	08/17/11	23,914	-
3,400,000,000	South Korean Won	3,108,856	08/17/11	65,959	-
16,000,000	China Renminbi	2,473,526	09/21/11	4,930	-
32,800,000	China Renminbi	5,071,119	09/21/11	9,716	-
46,000,000	China Renminbi	7,111,936	09/21/11	13,625	-
6,000,000	Hong Kong Dollar	769,861	09/21/11	1,594	-
182,000,000	Indian Rupee	3,993,856	09/21/11	14,791	-
211,000,000	Indian Rupee	4,637,363	09/21/11	10,024	-
8,900,000	Malaysian Ringgit	2,911,351	09/21/11	17,662	-
9,400,000	Malaysian Ringgit	3,077,628	09/21/11	15,936	-
78,000,000	New Taiwan Dollar	2,711,157	09/21/11	7,153	-
153,800,000	New Taiwan Dollar	5,345,846	09/21/11	14,103	-
10,100,000	Singapore Dollar	8,137,057	09/21/11	86,774	-
900,000,000	South Korean Won	832,655	09/21/11	5,984	-
1,900,000,000	South Korean Won	1,735,635	09/21/11	34,825	-
2,200,000,000	South Korean Won	2,013,361	09/21/11	36,645	-
Unrealized gain (loss) on forward currency contracts				$695,829	$(82,926)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2011:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	110,489,510	612,903
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$110,489,510	$612,903

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

	Security
Principal	Description	Currency	Rate	Maturity	Value
Foreign Bonds - 54.1%

Sovereign - Germany - 3.1%
$12,000,000	Kreditanstalt fuer Wiederaufbau	EUR	3.75%	10/14/11	$17,515,325

Sovereign Agency - Denmark - 2.8%
100,000,000	Kommunekredit, EMTN	SEK	1.57	09/16/11	15,773,098

Municipal City - Sweden - 0.6%
20,000,000	City of Gothenburg EMTN	SEK	3.08	04/14/12	3,167,552

Non-U.S. Government - Austria - 4.0%
15,000,000	Austria Government Bond (a)	EUR	5.00	07/15/12	22,507,961

Non-U.S. Government - Denmark- 4.5%
17,370,000	Denmark Government Bond EMTN	EUR	3.13	11/28/11	25,361,191

Non-U.S. Government - Finland - 4.0%
15,000,000	Finland Government Bond	EUR	4.25	09/15/12	22,429,675

Non-U.S. Government - New Zealand - 9.0%
60,000,000	New Zealand Government Bond, Series 1111	NZD	6.00	11/15/11	50,333,546

Non-U.S. Government - Sweden - 11.4%
388,000,000	Sweden Government Bond, Series 1046 (b)	SEK	5.50	10/08/12	63,890,569

Non-U.S. Government - Switzerland - 3.9%
18,000,000	Switzerland Government Bond	CHF	2.75	06/10/12	21,926,558

Regional Agency - Australia - 3.3%
7,000,000	New South Wales Treasury Corp., Series 12	AUD	6.00	05/01/12	7,578,803
10,000,000	Western Australian Treasury Corp., Series 12	AUD	5.50	07/17/12	10,793,291
					18,372,094

Regional Authority - Canada - 7.5%
11,000,000	Alberta Capital Finance Authority MTN (c)	CAD	1.37	02/05/13	11,424,740
7,000,000	Alberta Capital Finance Authority (c)	CAD	1.69	07/02/14	7,334,813
7,000,000	Alberta Treasury Branches	CAD	4.10	12/01/11	7,346,643
15,000,000	Province of Manitoba MTN (c)	CAD	1.70	09/04/12	15,637,669
					41,743,865
Total Foreign Bonds
(Cost $291,912,379)					303,021,434

Foreign Treasury Securities - 33.5%

Non-U.S. Government - Canada - 9.2%
50,000,000	Canadian Treasury Bill, Series 364 (d)	CAD	0.86-0.93	07/07/11	51,834,521

Non-U.S. Government - France - 4.7%
18,000,000	French Treasury Bill BTF (d)	EUR	0.83	07/07/11	26,098,487

Non-U.S. Government - Germany - 6.7%
26,000,000	German Treasury Bill (d)	EUR	0.75	07/13/11	37,693,970

Non-U.S. Government - Japan - 4.1%
600,000,000	Japan Treasury Bill, Series 186 (d)	JPY	0.10	07/19/11	7,452,572
400,000,000	Japan Treasury Bill, Series 190 (d)	JPY	0.10	08/08/11	4,968,089
600,000,000	Japan Treasury Bill, Series 192 (d)	JPY	0.10	08/15/11	7,451,987
250,000,000	Japan Treasury Bill, Series 194 (d)	JPY	0.10	08/22/11	3,104,933
					22,977,581

Non-U.S. Government - Netherlands - 4.0%
15,500,000	Dutch Treasury Certificate (d)	EUR	0.89	07/29/11	22,461,842

Non-U.S. Government - Norway - 4.8%
145,000,000	Norwegian Treasury Bill (d)	NOK	2.17	09/21/11	26,740,535

Total Foreign Treasury Securities
(Cost $186,471,839)					187,806,936

Foreign Commercial Paper - 1.9%
Regional Agency - Australia - 1.9%
10,000,000	New South Wales Treasury Corp. Commercial Paper (Cost $10,659,583) (d)	AUD	4.52	07/18/11	10,702,783

Shares					Value
Exchange Traded Product - 7.6%
290,000	SPDR Gold Trust (Cost $30,967,031)				$42,334,200

Total Investments - 97.1%
(Cost $520,010,832)*					$543,865,353

Foreign Currencies - 0.6%:
Australian Dollar - 0.1%					43,126
Canadian Dollar - 0.1%					2,133,070
Euro - 0.0%					40,556
Japanese Yen - 0.0%					1,325
New Zealand Dollar - 0.1%					225,780
Norwegian Krone - 0.1%					251,228
Swedish Krona - 0.1%					309,344
Swiss Franc - 0.1%					359,756
Total Foreign Currencies
(Cost $3,306,656)					3,364,185
Net Unrealized Gain on Foreign Currency Contracts - 0.0%					23,507
Other Assets and Liabilities, Net (b) - 2.3%					12,999,014
NET ASSETS - 100.0%					$560,252,059

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the end of the period, the value of these securities amounted to $22,507,961 or 4.0% of net assets.
(b)	All or portion of these values are segregated to cover the Fund's forward currency contract exposure and futures exposure.
(c)	Variable rate security. Rate presented is as of June 30, 2011.
(d)	Rates shown are annualized yields at time of purchase.

EMTN	European Medium Term Note
MTN	Medium Term Note

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$24,692,372
	Gross Unrealized Depreciation	(837,851)
	Net Unrealized Appreciation	$23,854,521

At June 30, 2011, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
20	Gold 100 Oz. Future	8/31/2011	$3,005,600	$18,120

As of June 30, 2011, the Merk Hard Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value		Settlement Date	Unrealized Gain	Unrealized Loss
1,820,781	Euro	$2,600,000	-	07/01/11	$40,404	$-
(300,000,000)	Japanese Yen	(3,709,579)	-	07/01/11	-	(16,897)
Unrealized gain (loss) on forward currency contracts					40,404	(16,897)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2011:

Assets
Investments at Value:	Level 1	Level 2		Level 3	Total
Foreign Bonds	$-	$303,021,434		$-	$303,021,434
Foreign Treasury Securities	-	187,806,936		-	187,806,936
Foreign Commercial Paper	-	10,702,783		-	10,702,783
Exchange Traded Fund	42,334,200	-		-	42,334,200
Total Investments at Value	42,334,200	501,531,153		-	543,865,353
Other Financial Instruments**:
Forward Currency Contracts	-	23,507		-	23,507
Futures	18,120	-		-	18,120
Total Other Financial Instruments	18,120	23,507		-	41,627
Total Assets	$42,352,320	$501,554,660		$-	$543,906,980

** Other Financial Instruments include futures contracts and forward currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.4%
Communications - 2.5%
45,500	Vodafone Group PLC, ADR	$1,215,760

Consumer Discretionary - 8.2%
83,000	H&R Block, Inc.	1,331,320
34,700	The McGraw-Hill Cos., Inc.	1,454,277
22,300	TJX Cos., Inc.	1,171,419
		3,957,016
Consumer Staples - 15.7%
17,374	Colgate-Palmolive Co.	1,518,661
13,190	Diageo PLC, ADR	1,079,865
43,350	Kraft Foods, Inc.	1,527,221
14,700	Philip Morris International, Inc.	981,519
19,850	The Procter & Gamble Co.	1,261,865
27,450	Walgreen Co.	1,165,527
		7,534,658
Energy - 9.5%
12,185	ConocoPhillips	916,190
15,685	Exxon Mobil Corp.	1,276,445
40,000	The Williams Cos., Inc.	1,210,000
18,000	Transocean, Ltd.	1,162,080
		4,564,715
Financial - 13.1%
31,809	Aflac, Inc.	1,484,844
18,720	American Express Co.	967,824
74,266	Annaly Capital Management, Inc. REIT	1,339,759
13,981	Berkshire Hathaway, Inc., Class B (a)	1,081,989
29,600	HCC Insurance Holdings, Inc.	932,400
12,500	JPMorgan Chase & Co.	511,750
		6,318,566
Health Care - 11.7%
9,601	Abbott Laboratories	505,205
14,030	Becton Dickinson and Co.	1,208,965
21,000	Johnson & Johnson	1,396,920
11,000	Laboratory Corp. of America Holdings (a)	1,064,690
71,000	Pfizer, Inc.	1,462,600
		5,638,380
Industrials - 12.5%
4,000	Flowserve Corp.	439,560
18,345	General Dynamics Corp.	1,367,070
39,235	Iron Mountain, Inc.	1,337,521
55,300	Oshkosh Corp. (a)	1,600,382
3,515	Parker Hannafin Corp.	315,436
11,000	United Technologies Corp.	973,610
		6,033,579

Technology - 21.7%
3,600	Apple, Inc. (a)	1,208,412
51,000	Comtech Telecommunications Corp.	1,430,040
2,600	Google, Inc., Class A (a)	1,316,588
27,687	Harris Corp.	1,247,576
4,162	IBM	713,991
65,500	Intel Corp.	1,451,480
53,162	Microsoft Corp.	1,382,212
27,700	Oracle Corp.	911,607
39,748	The Western Union Co.	796,153
		10,458,059
Utilities - 2.5%
17,550	Entergy Corp.	1,198,314

Total Common Stock (Cost $40,247,914)	46,919,047

Investment Companies - 2.2%
31,500	ProShares UltraShort 20+ Year Treasury (a) (cost $1,064,106)	1,087,065

Total Investments - 99.6% (Cost $41,312,020)*	$48,006,112
Other Assets & Liabilities, Net – 0.4%	182,816
Net Assets – 100.0%	$48,188,928

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$6,888,628
Gross Unrealized Depreciation	(194,536)
Net Unrealized Appreciation	$6,694,092

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011.

Level 1	Level 2	Level 3	Total

Common Stock
Communications	$1,215,760	$-	$-	$1,215,760
Consumer Discretionary	3,957,016	-	-	3,957,016
Consumer Staples	7,534,658	-	-	7,534,658
Energy	4,564,715	-	-	4,564,715
Financial	6,318,566	-	-	6,318,566
Health Care	5,638,380	-	-	5,638,380
Industrials	6,033,579	-	-	6,033,579
Technology	10,458,059	-	-	10,458,059
Utilities	1,198,314	-	-	1,198,314
Investment Companies	1,087,065	-	-	1,087,065
Total	$48,006,112	$-	$-	$48,006,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 19, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 19, 2011